OMB APPROVAL
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UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . 10.5
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2014

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia AMT-Free Connecticut Intermediate Muni Bond Fund

July 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 97.5%
DISPOSAL 1.0%
New Haven Solid Waste Authority Revenue Bonds Series 2008
06/01/23	5.125%	$1,520,000	$1,706,762
HIGHER EDUCATION 11.8%
Connecticut State Health & Educational Facility Authority
Refunding Revenue Bonds
Sacred Heart University
Series 2012H (AGM)
07/01/19	5.000%	2,350,000	2,726,305
Revenue Bonds
Fairfield University
Series 2008N
07/01/18	5.000%	2,120,000	2,405,522
07/01/22	5.000%	2,500,000	2,824,900
Quinnipiac University
Series 2007I (NPFGC)
07/01/22	5.000%	2,000,000	2,197,580
Quinnipiac University Health & Education
Series 2007 (NPFGC)
07/01/28	5.000%	2,000,000	2,222,140
Sacred Heart University
Series 2011G
07/01/20	5.000%	1,190,000	1,332,181
Trinity College
Series 1998F (NPFGC)
07/01/21	5.500%	500,000	582,480
Series 2004H (NPFGC)
07/01/25	5.000%	540,000	540,945
Yale University
Series 1997T-1
07/01/29	4.700%	4,800,000	5,234,304
Total			20,066,357
HOSPITAL 15.7%
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Bridgeport Hospital
Series 2012D
07/01/22	5.000%	1,400,000	1,585,458
Hartford Healthcare
Series 2014E
07/01/34	5.000%	2,360,000	2,567,680
Health System Catholic East
Series 2010
11/15/29	4.750%	3,420,000	3,641,377
Hospital for Special Care
Series 2007C (RAD)
07/01/17	5.250%	500,000	549,390
07/01/20	5.250%	1,235,000	1,320,771
07/01/27	5.250%	750,000	782,895
Lawrence & Memorial Hospital
Series 2011S
07/01/15	5.000%	850,000	887,510
07/01/31	5.000%	2,000,000	2,166,220

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Middlesex Hospital
Series 2006M (AGM)
07/01/27	4.875%	$500,000	$529,455
Series 2011N
07/01/17	5.000%	1,175,000	1,304,379
07/01/20	5.000%	1,365,000	1,543,173
07/01/21	5.000%	1,000,000	1,132,430
Stamford Hospital
Series 2012J
07/01/20	5.000%	1,525,000	1,745,637
Western Connecticut Health Network
Series 2011
07/01/19	5.000%	1,760,000	1,984,928
07/01/20	5.000%	1,630,000	1,850,409
Yale New Haven Health
Series 2014A
07/01/31	5.000%	2,500,000	2,809,625
Yale-New Haven Hospital
Series 2013N
07/01/25	5.000%	300,000	349,053
Total			26,750,390
INVESTOR OWNED 3.2%
Connecticut State Development Authority Refunding Revenue Bonds Connecticut Light & Power Co. Project Series 2011
09/01/28	4.375%	5,000,000	5,382,750
JOINT POWER AUTHORITY 0.7%
Connecticut Municipal Electric Energy Cooperative Revenue Bonds Series 2012A
01/01/27	5.000%	1,000,000	1,126,420
LOCAL GENERAL OBLIGATION 20.8%
City of Bridgeport
Unlimited General Obligation Refunding Bonds
Series 2004C (NPFGC)
08/15/17	5.250%	1,500,000	1,682,925
08/15/21	5.500%	1,125,000	1,327,838
Series 2012B
08/15/19	4.000%	2,000,000	2,180,580
City of Hartford
Unlimited General Obligation Bonds
Series 2011A
04/01/22	5.250%	1,325,000	1,553,682
04/01/23	5.250%	1,325,000	1,533,581
04/01/24	5.250%	1,325,000	1,521,776
Unlimited General Obligation Refunding Bonds
Series 2005C (NPFGC)
09/01/19	5.000%	2,085,000	2,417,495
Series 2013A
04/01/26	5.000%	1,810,000	2,057,789
City of New Haven

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Unlimited General Obligation Bonds
Series 2011 (AGM)
08/01/18	5.000%	$820,000	$927,141
Unlimited General Obligation Refunding Bonds
Series 2008 (AGM)
11/01/18	5.000%	4,410,000	5,007,246
City of Stamford Unlimited General Obligation Refunding Bonds Series 2003B
08/15/17	5.250%	1,125,000	1,281,128
Regional School District No. 15
Limited General Obligation Refunding Bonds
Series 2003 (NPFGC)
02/01/15	5.000%	1,105,000	1,131,045
02/01/16	5.000%	1,025,000	1,095,202
Town of Brookfield Unlimited General Obligation Refunding Bonds Series 2014
08/01/25	5.000%	325,000	406,032
Town of East Haven Unlimited General Obligation Refunding Bonds Series 2003 (NPFGC)
09/01/15	5.000%	640,000	671,091
Town of Fairfield
Unlimited General Obligation Refunding Bonds
Series 2008
01/01/20	5.000%	1,000,000	1,184,850
01/01/22	5.000%	500,000	604,440
Town of New Milford Unlimited General Obligation Bonds Series 2004 (AMBAC)
01/15/16	5.000%	1,025,000	1,096,074
Town of North Haven
Unlimited General Obligation Bonds
Series 2007
07/15/24	4.750%	1,150,000	1,374,733
07/15/25	4.750%	1,150,000	1,379,264
Town of Ridgefield Unlimited General Obligation Refunding Bonds Series 2009
09/15/20	5.000%	2,130,000	2,553,508
Town of Trumbull
Unlimited General Obligation Refunding Bonds
Series 2009
09/15/20	4.000%	575,000	639,739
09/15/21	4.000%	600,000	661,698
Town of Watertown Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC)
08/01/17	5.000%	1,060,000	1,196,199
Total			35,485,056
MULTI-FAMILY 1.3%
Bridgeport Housing Authority
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MULTI-FAMILY (CONTINUED)
Custodial Receipts Energy Performance
Series 2009
06/01/22	5.000%	$1,035,000	$1,086,812
06/01/23	5.000%	1,085,000	1,134,758
Total			2,221,570
MUNICIPAL POWER 0.2%
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM) (a)
10/01/24	5.000%	315,000	362,165
NURSING HOME 0.7%
Connecticut State Development Authority
Revenue Bonds
Alzheimer’s Resource Center Project
Series 2007
08/15/21	5.400%	500,000	523,360
Alzheimers Residence Center, Inc. Project
Series 2007
08/15/17	5.200%	670,000	718,588
Total			1,241,948
POOL / BOND BANK 1.3%
State of Connecticut
Refunding Revenue Bonds
Revolving Fund
Series 2003B
10/01/15	5.000%	1,000,000	1,056,510
Series 2009C
10/01/18	5.000%	1,000,000	1,164,600
Total			2,221,110
PREP SCHOOL 3.5%
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Greenwich Academy
Series 2007E (AGM)
03/01/26	5.250%	2,770,000	3,270,428
Loomis Chaffe School
Series 2005F (AMBAC)
07/01/27	5.250%	1,670,000	2,107,774
Miss Porters School Issue
Series 2006B (AMBAC)
07/01/29	4.500%	600,000	632,058
Total			6,010,260
REFUNDED / ESCROWED 7.5%
City of Hartford
Prerefunded 07/15/16 Unlimited General Obligation Bonds
Series 2006 (AMBAC)
07/15/22	5.000%	600,000	654,240
Unlimited General Obligation Bonds
Series 2009A (AGM)
08/15/17	5.000%	695,000	785,837
Connecticut Municipal Electric Energy Cooperative

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
Prerefunded 01/01/17 Revenue Bonds
Series 2006A (AMBAC)
01/01/22	5.000%	$2,000,000	$2,219,500
Revenue Bonds
Series 2009A (AGM)
01/01/17	5.000%	1,525,000	1,692,369
Connecticut State Health & Educational Facility Authority Prerefunded 07/01/15 Revenue Bonds William W Backus Hospital Series 2005G (AGM)
07/01/24	5.000%	2,060,000	2,150,310
Puerto Rico Highways & Transportation Authority Revenue Bonds Series 2005BB Escrowed to Maturity (AGM) (a)
07/01/22	5.250%	895,000	1,099,284
State of Connecticut Prerefunded 11/15/15 Unlimited General Obligation Bonds Series 2005D (NPFGC)
11/15/23	5.000%	4,000,000	4,247,160
Total			12,848,700
SINGLE FAMILY 4.3%
Connecticut Housing Finance Authority
Revenue Bonds
Subordinated Series 2008B-1
11/15/23	4.750%	3,000,000	3,136,380
Subordinated Series 2009B-1
11/15/24	4.550%	4,000,000	4,250,480
Total			7,386,860
SPECIAL NON PROPERTY TAX 7.8%
State of Connecticut Special Tax Revenue Bonds Transportation Infrastructure Series 2009A
12/01/19	4.500%	3,765,000	4,342,062
State of Connecticut
Refunding Special Tax Bonds
2nd Lien Transportation Infrastructure
Series 2009-1
02/01/17	4.250%	2,000,000	2,184,940
02/01/19	5.000%	3,450,000	4,005,036
Territory of Guam Revenue Bonds Series 2011A (a)
01/01/31	5.000%	550,000	579,562
Virgin Islands Public Finance Authority Revenue Bonds Senior Lien-Matching Fund Loan Note Series 2010A (a)
10/01/25	5.000%	2,020,000	2,200,992
Total			13,312,592

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PROPERTY TAX 1.8%
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A
04/01/22	7.000%	$2,662,000	$3,083,608
STATE APPROPRIATED 3.3%
Connecticut State Health & Educational Facility Authority Refunding Revenue Bonds Connecticut State University System Series 2007I (AGM)
11/01/17	5.250%	1,000,000	1,145,100
University of Connecticut
Revenue Bonds
Series 2007A
04/01/24	4.000%	2,100,000	2,224,761
Series 2009A
02/15/23	5.000%	2,000,000	2,297,340
Total			5,667,201
STATE GENERAL OBLIGATION 7.8%
Connecticut Housing Finance Authority
Revenue Bonds
State Supported Special Obligation
Series 2009-10
06/15/18	5.000%	1,755,000	2,003,034
06/15/19	5.000%	1,840,000	2,124,575
State of Connecticut
Unlimited General Obligation Bonds
Series 2008B
04/15/22	5.000%	5,415,000	6,153,552
Unlimited General Obligation Refunding Bonds
Series 2005B (AMBAC)
06/01/20	5.250%	600,000	719,766
Series 2006E
12/15/20	5.000%	2,000,000	2,202,240
Total			13,203,167
WATER & SEWER 4.8%
Greater New Haven Water Pollution Control Authority Refunding Revenue Bonds Series 2014B
08/15/31	5.000%	1,000,000	1,132,380
South Central Connecticut Regional Water Authority
Refunding Revenue Bonds
20th Series 2007A (NPFGC)
08/01/22	5.250%	1,370,000	1,669,016
08/01/23	5.250%	500,000	612,465
29th Series 2014
08/01/25	5.000%	500,000	590,360
Series 2012-27
08/01/29	5.000%	2,945,000	3,341,014
South Central Connecticut Regional Water Authority (b)
Revenue Bonds
18th Series 2003B (NPFGC)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
08/01/29	5.250%	$750,000	$837,233
Total			8,182,468
Total Municipal Bonds (Cost: $154,827,951)			$166,259,384

	Shares	Value

Money Market Funds 0.2%
Dreyfus Tax-Exempt Cash Management Fund, 0.000% (c)	300,007	$300,007
Total Money Market Funds (Cost: $300,007)		$300,007
Total Investments
(Cost: $155,127,958) (d)		$166,559,391(e)
Other Assets & Liabilities, Net		3,938,185
Net Assets		$170,497,576

Notes to Portfolio of Investments

(a)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2014, the value of these securities amounted to $4,242,003 or 2.49% of net assets.

(b)	Variable rate security.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2014.
(d)

At July 31, 2014, the cost of securities for federal income tax purposes was approximately $155,128,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$11,453,000
Unrealized Depreciation	(22,000)
Net Unrealized Appreciation	$11,431,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
NPFGC	National Public Finance Guarantee Corporation
RAD	Radian Asset Assurance, Inc.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                            Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                            Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                            Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	166,259,384	—	166,259,384
Total Bonds	—	166,259,384	—	166,259,384
Mutual Funds
Money Market Funds	300,007	—	—	300,007
Total Mutual Funds	300,007	—	—	300,007
Total	300,007	166,259,384	—	166,559,391

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia AMT-Free Intermediate Muni Bond Fund

July 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 98.4%
ALABAMA 0.6%
Alabama Public School & College Authority Refunding Revenue Bonds Series 2009A
05/01/19	5.000%	$10,000,000	$11,695,600
ALASKA 1.1%
City of Valdez Refunding Revenue Bonds BP Pipelines Project Series 2003B
01/01/21	5.000%	19,460,000	22,894,885
ARIZONA 0.9%
Arizona School Facilities Board Certificate of Participation Series 2008
09/01/15	5.500%	7,500,000	7,928,475
Maricopa County Industrial Development Authority Revenue Bonds Catholic Healthcare West Series 2007A
07/01/18	5.000%	3,500,000	3,882,165
Salt River Project Agricultural Improvement & Power District Revenue Bonds Series 2009A
01/01/22	5.000%	1,000,000	1,162,980
State of Arizona Certificate of Participation Department of Administration Series 2010A (AGM)
10/01/18	5.000%	5,000,000	5,774,200
Total			18,747,820
ARKANSAS 0.2%
County of Independence Refunding Revenue Bonds Entergy Mississippi, Inc. Project Series 1999 (AMBAC)
07/01/22	4.900%	4,600,000	4,714,034
CALIFORNIA 17.0%
California Health Facilities Financing Authority Revenue Bonds St. Joseph Health System Series 2009B
07/01/18	5.000%	10,445,000	11,985,011

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
California Municipal Finance Authority Revenue Bonds Biola University Series 2008
10/01/23	5.625%	$3,000,000	$3,346,740
California State Public Works Board
Refunding Revenue Bonds
Department of Corrections and Rehab
Series 2006F (NPFGC)
11/01/18	5.250%	4,000,000	4,688,400
Various Capital Projects
Series 2012G
11/01/28	5.000%	5,510,000	6,228,173
Revenue Bonds
Series 2014A
09/01/31	5.000%	15,250,000	17,317,747
Various Capital Projects
Series 2011A
10/01/22	5.250%	3,395,000	4,059,945
Series 2012A
04/01/28	5.000%	10,000,000	11,222,000
Series 2013I
11/01/28	5.250%	9,225,000	10,800,907
11/01/29	5.000%	5,000,000	5,698,250
11/01/31	5.500%	2,930,000	3,460,857
California State University Revenue Bonds Systemwide Series 2008A (AGM)
11/01/22	5.000%	5,000,000	5,670,900
California Statewide Communities Development Authority Revenue Bonds Henry Mayo Newhall Memorial Series 2014A (AGM)
10/01/34	5.000%	5,000,000	5,405,350
City of Fresno Sewer System Revenue Bonds Series 1993A-1 (AMBAC)
09/01/19	5.250%	5,000,000	5,544,500
City of Vernon Electric System Revenue Bonds Series 2009A
08/01/21	5.125%	10,435,000	11,612,068
County of Sacramento Airport System Revenue Bonds Series 2009B
07/01/24	5.000%	1,000,000	1,141,830
Foothill-Eastern Transportation Corridor Agency Refunding Revenue Bonds Subordinated Series 2014B-3 (a)
01/15/53	5.500%	9,000,000	10,314,360

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
La Quinta Redevelopment Agency Refunding Tax Allocation Bonds Redevelopment Project Subordinated Series 2013A
09/01/29	5.000%	$5,000,000	$5,489,350
Los Angeles Unified School District Prerefunded 07/01/17 Unlimited General Obligation Bonds Election of 2005 Series 2007E (AGM)
07/01/20	5.000%	6,230,000	7,036,847
Manteca Unified School District Unlimited General Obligation Bonds Capital Appreciation-Election of 2004 Series 2006 (NPFGC) (b)
08/01/24	0.000%	5,000,000	3,319,550
Monrovia Unified School District Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC)
08/01/21	5.250%	5,600,000	6,746,544
Oakland Unified School District Unlimited General Obligation Bonds Election of 2006 Series 2009A
08/01/29	6.125%	14,500,000	16,531,595
Oxnard Financing Authority Revenue Bonds Redwood Trunk Sewer & Headworks Series 2004A (NPFGC)
06/01/29	5.000%	3,795,000	3,815,683
Pico Rivera Water Authority Revenue Bonds Water System Project Series 1999A (NPFGC)
05/01/29	5.500%	3,000,000	3,387,120
Rancho Santiago Community College District Unlimited General Obligation Bonds Capital Appreciation-Election of 2002 Series 2006C (AGM) (b)
09/01/31	0.000%	28,000,000	13,346,200
Sacramento Municipal Utility District Revenue Bonds Cosumnes Project Series 2006 (NPFGC)
07/01/29	5.125%	7,035,000	7,492,205
San Francisco City & County Airports Commission Revenue Bonds Series 2010A
05/01/29	4.900%	5,000,000	5,641,750

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
San Joaquin Hills Transportation Corridor Agency Revenue Bonds Senior Lien Series 1993 Escrowed to Maturity (b)
01/01/25	0.000%	$22,405,000	$17,242,888
San Jose Financing Authority Refunding Revenue Bonds Civic Center Project Series 2013A
06/01/29	5.000%	12,000,000	13,630,320
San Mateo County Community College District Unlimited General Obligation Bonds Capital Appreciation Election of 2005 Series 2006A (NPFGC) (b)
09/01/20	0.000%	9,310,000	8,274,821
Southern California Public Power Authority
Revenue Bonds
Project No. 1
Series 2007A
11/01/22	5.250%	2,500,000	2,865,000
Windy Point/Flats Project 1
Series 2010
07/01/28	5.000%	10,000,000	11,569,300
Windy Point/Windy Flats Project
Series 2010-1
07/01/30	5.000%	15,875,000	18,216,245
State of California
Unlimited General Obligation Bonds
Series 2002 (AMBAC)
02/01/18	6.000%	5,000,000	5,904,700
Various Purpose
Series 2009
04/01/22	5.250%	1,000,000	1,168,880
10/01/22	5.250%	25,000,000	29,657,250
Series 2010
03/01/25	5.000%	1,000,000	1,152,240
Series 2011
10/01/19	5.000%	12,000,000	14,217,960
09/01/31	5.000%	10,000,000	11,287,900
Unlimited General Obligation Refunding Bonds
Series 2009A
07/01/20	5.000%	12,500,000	14,767,750
07/01/21	5.250%	1,000,000	1,188,330
State of Department of Water Resources Revenue Bonds Power Supply Series 2008H
05/01/21	5.000%	5,000,000	5,732,200
West Contra Costa Unified School District Unlimited General Obligation Bonds Series 2005 (NPFGC) (b)
08/01/20	0.000%	7,285,000	6,300,942
Total			354,480,608

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
COLORADO 2.5%
Baptist Road Rural Transportation Authority Revenue Bonds Series 2007
12/01/17	4.800%	$290,000	$289,275
Board of Governors of Colorado State University System Refunding Revenue Bonds Series 2013A
03/01/31	5.000%	4,560,000	5,530,778
Colorado Health Facilities Authority
Refunding Revenue Bonds
Covenant Retirement Communities
Series 2012A
12/01/27	5.000%	4,000,000	4,243,040
Revenue Bonds
Covenant Retirement Communities, Inc.
Series 2005
12/01/18	5.000%	1,000,000	1,034,510
Evangelical Lutheran
Series 2005
06/01/23	5.250%	500,000	520,030
Colorado Health Facilities Authority (a)
Revenue Bonds
Catholic Health Initiatives
Series 2008D-3
10/01/38	5.500%	5,000,000	5,330,300
County of Adams Refunding Revenue Bonds Public Service Co. of Colorado Project Series 2005A (NPFGC)
09/01/17	4.375%	11,550,000	12,031,173
E-470 Public Highway Authority Revenue Bonds Capital Appreciation Senior Series 2000B (NPFGC) (b)
09/01/18	0.000%	1,500,000	1,369,365
North Range Metropolitan District No. 1
Limited General Obligation Refunding Bonds
Series 2007 (ACA)
12/15/15	5.000%	365,000	372,406
12/15/17	5.000%	350,000	359,667
North Range Metropolitan District No. 2 Limited Tax General Obligation Bonds Series 2007
12/15/14	5.500%	555,000	557,048
Northwest Parkway Public Highway Authority Prerefunded 06/15/16 Revenue Bonds Capital Appreciation Series 2001C (AMBAC)
06/15/21	5.700%	4,000,000	4,392,920
Regional Transportation District Certificate of Participation Series 2010A
06/01/25	5.000%	10,000,000	11,038,300

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
COLORADO (CONTINUED)
University of Colorado Hospital Authority Revenue Bonds Series 2012-A
11/15/27	5.000%	$3,750,000	$4,223,325
Total			51,292,137
CONNECTICUT 0.5%
Connecticut State Development Authority Refunding Revenue Bonds Connecticut Light & Power Co. Project Series 2011
09/01/28	4.375%	1,615,000	1,738,628
Connecticut State Health & Educational Facility Authority Revenue Bonds Trinity College Series 1998F (NPFGC)
07/01/21	5.500%	1,000,000	1,164,960
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A
04/01/22	7.000%	6,591,000	7,634,883
Total			10,538,471
DISTRICT OF COLUMBIA 1.6%
District of Columbia Water & Sewer Authority Revenue Bonds Series 2009A
10/01/24	5.000%	1,000,000	1,144,570
Metropolitan Washington Airports Authority Dulles Toll Road (b)
Revenue Bonds
Capital Appreciation-2nd Senior Lien
Series 2009B (AGM)
10/01/24	0.000%	20,980,000	14,131,289
10/01/25	0.000%	7,500,000	4,765,575
10/01/26	0.000%	5,000,000	3,007,300
Metropolitan Washington Airports Authority Revenue Bonds Series 2009C
10/01/25	5.250%	8,920,000	10,217,592
Total			33,266,326
FLORIDA 6.1%
Capital Trust Agency, Inc. Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B (c)
07/15/32	7.000%	1,835,000	825,695
Citizens Property Insurance Corp.
Revenue Bonds
Senior Secured
Series 2012A-1

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
06/01/20	5.000%	$10,000,000	$11,618,900
06/01/21	5.000%	16,965,000	19,821,736
City of Cocoa Water & Sewer Refunding Revenue Bonds Series 2003 (AMBAC)
10/01/19	5.500%	1,000,000	1,186,880
City of Lakeland Refunding Revenue Bonds 1st Mortgage-Carpenters Accident Investor Series 2008
01/01/19	5.875%	1,620,000	1,807,726
City of Tallahassee
Refunding Revenue Bonds
Series 2001 (NPFGC)
10/01/17	5.500%	1,900,000	2,174,132
10/01/18	5.500%	1,000,000	1,173,330
County of Broward Refunding Revenue Bonds Civic Arena Project Series 2006A (AMBAC)
09/01/18	5.000%	2,500,000	2,723,075
County of Miami-Dade Aviation Revenue Bonds Miami International Airport Series 2010A
10/01/25	5.500%	6,000,000	7,061,880
County of Miami-Dade Water & Sewer System Refunding Revenue Bonds System Series 2008B (AGM)
10/01/21	5.250%	20,000,000	24,060,200
County of Miami-Dade Revenue Bonds Transit System Sales Surtax Series 2006 (XLCA)
07/01/19	5.000%	5,040,000	5,456,758
Lake County School Board Certificate of Participation Series 2006C (AMBAC)
06/01/18	5.250%	1,500,000	1,726,290
Lee County Industrial Development Authority Refunding Revenue Bonds Shell Point/Alliance Community Project Series 2007
11/15/22	5.000%	7,650,000	7,884,166
Orange County Health Facilities Authority
Refunding Revenue Bonds
Health Care-Orlando Lutheran
Series 2005
07/01/20	5.375%	3,625,000	3,677,853
Revenue Bonds
Series 1996A Escrowed to Maturity (NPFGC)
10/01/16	6.250%	4,705,000	5,025,175

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
Orange County School Board Certificate of Participation Series 2012B
08/01/26	5.000%	$6,500,000	$7,369,960
Orlando Utilities Commission Prerefunded 10/01/15 Revenue Bonds Series 2005B
10/01/24	5.000%	3,000,000	3,166,800
Palm Beach County Health Facilities Authority Revenue Bonds Sinai Residences of Boca Raton Series 2014
06/01/21	6.000%	1,100,000	1,166,187
Sarasota County Health Facilities Authority Refunding Revenue Bonds Village on the Isle Project Series 2007
01/01/27	5.500%	4,000,000	4,236,880
Seminole Tribe of Florida, Inc. Revenue Bonds Series 2007A (d)(e)
10/01/22	5.750%	9,530,000	10,378,837
Sterling Hill Community Development District Special Assessment Bonds Series 2003B (c)(f)
11/01/10	5.500%	150,000	96,060
Tampa Bay Water Improvement Refunding Revenue Bonds Series 2005 (NPFGC)
10/01/19	5.500%	1,500,000	1,805,025
Tampa Sports Authority
Sales Tax Revenue Bonds
Tampa Bay Arena Project
Series 1995 (NPFGC)
10/01/15	5.750%	825,000	843,645
10/01/20	5.750%	1,000,000	1,107,590
Village Center Community Development District Revenue Bonds Subordinated Series 2003B
01/01/18	6.350%	1,000,000	1,003,740
Total			127,398,520
GEORGIA 1.6%
City of Atlanta Department of Aviation Refunding Revenue Bonds Series 2014
01/01/32	5.000%	2,000,000	2,242,260
City of Atlanta Water & Wastewater Revenue Bonds Series 1999A (NPFGC)
11/01/18	5.500%	15,305,000	18,081,174

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
GEORGIA (CONTINUED)
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010
09/01/30	6.000%	$5,000,000	$5,362,050
Georgia State Road & Tollway Authority (b)(d)
Revenue Bonds
I-75 S Express Lanes Project
Series 2014
06/01/24	0.000%	625,000	339,419
06/01/34	0.000%	3,750,000	1,002,225
Gwinnett County Water & Sewerage Authority Revenue Bonds Series 2008
08/01/19	5.000%	1,000,000	1,155,660
State of Georgia
Unlimited General Obligation Bonds
Series 2007G
12/01/17	5.000%	500,000	571,625
Series 2012A
07/01/31	4.000%	5,000,000	5,339,000
Total			34,093,413
HAWAII 0.8%
State of Hawaii Department of Budget & Finance
Revenue Bonds
Hawaii Pacific University
Series 2013A
07/01/20	5.000%	870,000	888,261
07/01/23	5.750%	1,015,000	1,042,720
07/01/27	6.250%	1,400,000	1,462,118
State of Hawaii Unlimited General Obligation Bonds Series 2008DK
05/01/22	5.000%	10,750,000	12,251,667
Total			15,644,766
IDAHO 0.2%
Idaho Health Facilities Authority
Revenue Bonds
Terraces Boise Project
Series 2014A
10/01/24	7.000%	2,980,000	3,091,482
Terraces of Boise Project
Series 2014B-1
10/01/22	6.500%	2,000,000	2,022,100
Total			5,113,582

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS 7.1%
Chicago Board of Education Unlimited General Obligation Refunding Bonds Dedicated Revenues Series 2005B (AMBAC)
12/01/21	5.000%	$5,825,000	$5,981,693
Chicago Midway International Airport Refunding Revenue Bonds 2nd Lien Series 2014B
01/01/29	5.000%	6,150,000	6,853,129
Chicago O’Hare International Airport
Refunding Revenue Bonds
General Airport 3rd Lien
Series 2005B (NPFGC)
01/01/17	5.250%	10,000,000	11,103,700
General Senior Lien
Series 2013B
01/01/28	5.250%	11,180,000	12,717,585
Passenger Facility Charge
Series 2012A
01/01/28	5.000%	2,590,000	2,866,716
01/01/29	5.000%	2,500,000	2,751,600
01/01/30	5.000%	3,000,000	3,289,590
Chicago Park District Unlimited General Obligation Refunding Bonds Limited Tax Series 2014B
01/01/29	5.000%	2,500,000	2,809,225
Chicago Transit Authority
Revenue Bonds
Federal Transit Administration Section 5309
Series 2008A
06/01/16	5.000%	2,500,000	2,685,200
Series 2011
12/01/29	5.250%	4,000,000	4,435,480
City of Chicago
Limited General Obligation Refunding Bonds
Emergency Telephone System
Series 1999 (NPFGC)
01/01/18	5.250%	7,540,000	8,305,913
Refunding Unlimited General Obligation Bonds
Project
Series 2014A
01/01/32	5.250%	3,845,000	4,022,139
Revenue Bonds
Asphalt Operating Services - Recovery Zone Facility
Series 2010
12/01/18	6.125%	3,270,000	3,469,568
County of Cook Unlimited General Obligation Refunding Bonds Series 2010A
11/15/22	5.250%	12,000,000	13,724,040
Illinois Finance Authority
Refunding Revenue Bonds
DePaul University
Series 2004A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
10/01/17	5.375%	$1,000,000	$1,138,530
10/01/18	5.375%	2,000,000	2,329,000
Illinois State Toll Highway Authority Revenue Bonds Senior Priority Series 2006A-1 (AGM)
01/01/18	5.000%	2,000,000	2,170,920
Kendall & Kane Counties Community Unit School District No. 115 (b)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2002 Escrowed to Maturity (FGIC)
01/01/17	0.000%	600,000	590,808
Unrefunded Unlimited General Obligation Bonds
Capital Appreciation
Series 2002 (NPFGC)
01/01/17	0.000%	3,050,000	2,936,876
Railsplitter Tobacco Settlement Authority
Revenue Bonds
Series 2010
06/01/19	5.000%	5,000,000	5,744,800
06/01/21	5.250%	12,000,000	14,086,320
State of Illinois
Unlimited General Obligation Bonds
Series 2013
07/01/26	5.500%	15,100,000	16,529,366
Series 2014
02/01/25	5.000%	6,000,000	6,428,640
02/01/31	5.250%	4,965,000	5,226,755
State of Illinois (b)
Revenue Bonds
Capital Appreciation-Civic Center
Series 1990B (AMBAC)
12/15/17	0.000%	5,540,000	5,150,870
Total			147,348,463
INDIANA 1.7%
City of Indianapolis Thermal Energy System Refunding Revenue Bonds 1st Lien Series 2014A
10/01/32	5.000%	1,400,000	1,544,242
Indiana Finance Authority
Refunding Revenue Bonds
Clarian Health Obligation Group
Series 2006B
02/15/24	5.000%	1,000,000	1,061,400
Indiana Power & Light Co.
Series 2009B
01/01/16	4.900%	11,000,000	11,674,300
Revenue Bonds
1st Lien-CWA Authority
Series 2011A
10/01/25	5.250%	1,750,000	2,053,573
2nd Lien-CWA Authority
Series 2011B
10/01/23	5.250%	7,035,000	8,340,063

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
INDIANA (CONTINUED)
Indiana Health & Educational Facilities Financing Authority Revenue Bonds Baptist Homes of Indiana Series 2005
11/15/25	5.250%	$10,640,000	$10,838,010
Total			35,511,588
IOWA 0.2%
City of Coralville Tax Allocation Bonds Tax Increment Series 2007C
06/01/17	5.000%	730,000	731,766
Iowa Finance Authority
Refunding Revenue Bonds
Development-Care Initiatives Project
Series 2006A
07/01/18	5.250%	2,695,000	2,818,458
Revenue Bonds
Iowa State Revolving Fund
Series 2008
08/01/20	5.250%	500,000	583,145
Total			4,133,369
KANSAS 1.0%
City of Manhattan Revenue Bonds Meadowlark Hills Retirement Series 2007A
05/15/24	5.000%	6,000,000	6,050,820
Kansas Turnpike Authority Revenue Bonds Series 2002 (AGM)
09/01/16	5.250%	1,230,000	1,354,255
State of Kansas Department of Transportation Revenue Bonds Series 2004A
03/01/18	5.500%	11,775,000	13,730,945
Total			21,136,020
KENTUCKY 0.9%
Louisville & Jefferson County Metropolitan Sewer District
Revenue Bonds
Series 2009A
05/15/21	5.000%	7,445,000	8,587,138
05/15/22	5.000%	7,825,000	9,025,433
Total			17,612,571

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOUISIANA 1.0%
Louisiana Office Facilities Corp. Refunding Revenue Bonds State Capital Series 2010A
05/01/20	5.000%	$4,290,000	$4,999,266
Louisiana State Citizens Property Insurance Corp. Revenue Bonds Series 2006B (AMBAC)
06/01/16	5.000%	500,000	540,140
New Orleans Aviation Board Revenue Bonds Consolidated Rental Car Series 2009A
01/01/25	6.000%	4,250,000	4,832,037
Parish of St. Charles Revenue Bonds Valero Energy Corp. Series 2010 (a)
12/01/40	4.000%	9,245,000	9,782,504
Total			20,153,947
MASSACHUSETTS 5.2%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Consolidated Loan
Series 2002D (AMBAC/TCRS/BNY)
08/01/18	5.500%	6,500,000	7,658,495
Limited General Obligation Refunding Bonds
Series 2003D
10/01/17	5.500%	5,000,000	5,755,350
Revenue Bonds
Consolidated Loan
Series 2005A (AGM)
06/01/16	5.500%	13,615,000	14,898,214
Unlimited General Obligation Bonds
Consolidated Loan
Series 1998C
08/01/17	5.250%	1,775,000	2,017,554
Unlimited General Obligation Refunding Bonds
Series 2004C (AGM)
12/01/16	5.500%	10,000,000	11,191,500
Massachusetts Bay Transportation Authority Unrefunded Revenue Bonds General Transportation Series 1991 (NPFGC)
03/01/21	7.000%	2,395,000	2,983,236
Massachusetts Development Finance Agency Revenue Bonds 1st Mortgage-Orchard Cove Series 2007
10/01/17	5.000%	570,000	609,336
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Boston College

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
Series 2008M-1
06/01/24	5.500%	$2,670,000	$3,309,812
Caregroup
Series 2008E-2
07/01/20	5.375%	9,720,000	10,986,613
07/01/22	5.375%	13,345,000	15,083,987
Harvard University
Series 2009A
11/15/19	5.250%	1,000,000	1,180,130
Massachusetts Institute of Technology
Series 2009O
07/01/26	5.000%	500,000	573,390
Massachusetts Port Authority
Refunding Revenue Bonds
Passenger Facility Charge
Series 2007D (AGM)
07/01/17	5.000%	8,500,000	9,500,960
Revenue Bonds
Series 2010A
07/01/25	5.000%	1,500,000	1,739,025
Massachusetts Water Pollution Abatement Trust (The)
Refunding Revenue Bonds
Pool Program
Series 2004A
08/01/17	5.250%	2,920,000	3,326,668
Revenue Bonds
MWRA Program
Subordinated Series 1999A
08/01/19	6.000%	2,500,000	3,059,975
State Revolving Fund
Series 2009-14
08/01/24	5.000%	12,530,000	14,804,821
Total			108,679,066
MICHIGAN 1.1%
City of Detroit Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2012A
07/01/26	5.250%	2,000,000	1,979,840
07/01/27	5.250%	1,500,000	1,484,970
Detroit City School District Unlimited General Obligation Bonds School Building & Site Improvement Series 2002A (FGIC) (Qualified School Bond Loan Fund)
05/01/19	6.000%	2,000,000	2,337,020
Royal Oak Hospital Finance Authority Refunding Revenue Bonds William Beaumont Hospital Series 2014D
09/01/32	5.000%	4,000,000	4,365,600
State of Michigan Trunk Line
Refunding Revenue Bonds
Series 1998A
11/01/16	5.500%	2,000,000	2,223,580
Series 2005 (AGM)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MICHIGAN (CONTINUED)
11/01/17	5.250%	$5,050,000	$5,781,593
Revenue Bonds
Series 2011
11/15/27	5.000%	1,000,000	1,154,630
11/15/28	5.000%	1,000,000	1,137,250
11/15/29	5.000%	1,205,000	1,365,446
State of Michigan Unlimited General Obligation Refunding Bonds Series 2001
12/01/15	5.500%	1,250,000	1,338,488
Total			23,168,417
MINNESOTA 0.1%
City of Minneapolis Revenue Bonds Fairview Health Services Series 2008A
11/15/18	6.000%	1,000,000	1,114,170
City of St. Louis Park Revenue Bonds Park Nicollet Health Services Series 2008C
07/01/23	5.500%	750,000	824,760
State of Minnesota Unlimited General Obligation Bonds Series 2008C
08/01/19	5.000%	500,000	589,755
Total			2,528,685
MISSOURI 1.6%
City of St. Louis Refunding Revenue Bonds Lambert International Airport Series 2007A (AGM)
07/01/21	5.000%	5,000,000	5,509,000
Health & Educational Facilities Authority of the State of Missouri
Revenue Bonds
Lutheran Senior Services
Series 2014
02/01/26	5.000%	1,225,000	1,357,349
02/01/29	5.000%	5,975,000	6,458,138
St. Louis University
Series 1998
10/01/16	5.500%	1,000,000	1,108,980
Washington University
Series 2008A
03/15/18	5.250%	1,000,000	1,157,450
Missouri Joint Municipal Electric Utility Commission Revenue Bonds IATAN 2 Project Series 2009A
01/01/17	4.500%	1,000,000	1,087,620

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISSOURI (CONTINUED)
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds State Revolving Funds Program Series 2004B
01/01/18	5.250%	$7,470,000	$8,599,016
Poplar Bluff Regional Transportation Development District Revenue Bonds Series 2012
12/01/26	3.250%	1,075,000	1,049,286
St. Louis County Industrial Development Authority
Revenue Bonds
Friendship Village Sunset Hills
Series 2013A
09/01/23	5.000%	690,000	735,319
St. Andrews Residence for Seniors
Series 2007A
12/01/26	6.250%	7,000,000	7,164,780
Total			34,226,938
NEBRASKA 0.1%
Municipal Energy Agency of Nebraska Refunding Revenue Bonds Series 2009A (BHAC)
04/01/21	5.000%	750,000	862,275
Nebraska Public Power District Revenue Bonds Series 2008B
01/01/20	5.000%	570,000	643,724
University of Nebraska Revenue Bonds Lincoln Student Fees & Facilities Series 2009A
07/01/23	5.000%	700,000	789,285
Total			2,295,284
NEVADA 1.4%
Carson City Refunding Revenue Bonds Carson Tahoe Regional Medical Center Series 2012
09/01/27	5.000%	3,250,000	3,535,642
City of Sparks Revenue Bonds Senior Sales Tax Anticipation Series 2008A (d)
06/15/20	6.500%	4,505,000	4,832,739

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEVADA (CONTINUED)
County of Clark Department of Aviation Revenue Bonds System Subordinated Lien Series 2009C (AGM)
07/01/25	5.000%	$8,190,000	$9,229,884
County of Clark Limited General Obligation Refunding Bonds Transportation Series 2009A
12/01/28	5.000%	10,740,000	12,217,502
Total			29,815,767
NEW HAMPSHIRE 0.8%
New Hampshire Health & Education Facilities Authority Act
Revenue Bonds
Southern New Hampshire Medical Center
Series 2007A
10/01/23	5.250%	7,000,000	7,519,820
University System
Series 2009A
07/01/23	5.000%	8,370,000	9,293,546
Total			16,813,366
NEW JERSEY 4.1%
County of Passaic Unlimited General Obligation Refunding Bonds Series 2003 (AGM)
09/01/16	5.200%	1,500,000	1,644,600
East Orange Board of Education Certificate of Participation Capital Appreciation Series 1998 (AGM) (b)
02/01/18	0.000%	1,000,000	926,320
Essex County Improvement Authority Refunding Revenue Bonds County Guaranteed Project Consolidation Series 2004 (NPFGC)
10/01/26	5.500%	750,000	944,505
Freehold Regional High School District Unlimited General Obligation Refunding Bonds Series 2001 (NPFGC)
03/01/20	5.000%	1,205,000	1,413,405
Hudson County Improvement Authority Refunding Revenue Bonds Hudson County Lease Project Series 2010 (AGM)
10/01/24	5.375%	2,000,000	2,391,660
Manalapan-Englishtown Regional Board Of Education Unlimited General Obligation Refunding Bonds Series 2004 (NPFGC)
12/01/20	5.750%	1,325,000	1,644,802

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW JERSEY (CONTINUED)
Middlesex County Improvement Authority Revenue Bonds Heldrich Center Hotel Senior Series 2005A
01/01/20	5.000%	$815,000	$611,250
New Jersey Economic Development Authority
Refunding Revenue Bonds
New Jersey American Water Co.
Series 2010A
06/01/23	4.450%	1,000,000	1,089,100
School Facilities-Construction
Series 2005K (AMBAC)
12/15/20	5.250%	16,710,000	19,442,753
Series 2009AA
12/15/20	5.250%	1,000,000	1,150,670
Revenue Bonds
Cigarette Tax
Series 2004
06/15/16	5.500%	5,500,000	6,031,740
MSU Student Housing Project
Series 2010
06/01/21	5.000%	1,000,000	1,100,700
New Jersey Economic Development Authority (b)
Revenue Bonds
Capital Appreciation-Motor Vehicle Surcharges
Series 2004 (NPFGC)
07/01/21	0.000%	1,255,000	1,017,617
New Jersey Educational Facilities Authority Refunding Revenue Bonds Rowan University Series 2008B (AGM)
07/01/23	5.000%	750,000	842,603
New Jersey Higher Education Student Assistance Authority Refunding Revenue Bonds Series 2010-1A
12/01/25	5.000%	830,000	878,231
New Jersey Housing & Mortgage Finance Agency Revenue Bonds Series 2008AA
10/01/28	6.375%	210,000	218,757
New Jersey State Turnpike Authority Revenue Bonds Series 1989 Escrowed to Maturity
01/01/19	6.000%	1,000,000	1,191,230
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Transportation System
Series 2001C (AGM)
12/15/18	5.500%	2,000,000	2,338,260
Series 2003A (AMBAC)
12/15/15	5.500%	4,360,000	4,659,401
Series 2006A
12/15/20	5.250%	1,000,000	1,166,750
12/15/21	5.500%	680,000	796,593

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW JERSEY (CONTINUED)
Series 2006A (AGM)
12/15/21	5.500%	$4,700,000	$5,540,031
12/15/22	5.250%	4,000,000	4,670,520
Series 2010D
12/15/23	5.250%	18,000,000	20,879,640
Robbinsville Board of Education Unlimited General Obligation Refunding Bonds Series 2005 (AGM)
01/01/28	5.250%	500,000	629,815
State of New Jersey
Certificate of Participation
Equipment Lease Purchase
Series 2008A
06/15/23	5.000%	1,000,000	1,083,650
Series 2009A
06/15/17	5.000%	1,000,000	1,115,290
Total			85,419,893
NEW MEXICO 0.2%
County of Bernalillo Refunding Revenue Bonds Series 1998
04/01/27	5.250%	3,000,000	3,633,690
NEW YORK 12.8%
Albany Industrial Development Agency
Revenue Bonds
St. Peters Hospital Project
Series 2008A
11/15/16	5.250%	1,750,000	1,928,150
11/15/17	5.250%	1,250,000	1,416,663
City of New York
Prerefunded 02/01/16 Unlimited General Obligation Bonds
Series 2005G
08/01/20	5.000%	25,000	26,786
Unlimited General Obligation Bonds
Series 2007D-1
12/01/21	5.000%	5,900,000	6,682,104
Subordinated Series 2008B-1
09/01/22	5.250%	7,200,000	8,323,704
Unrefunded Unlimited General Obligation Bonds
Series 2005G
08/01/20	5.000%	9,975,000	10,646,018
Long Island Power Authority Revenue Bonds Series 2012B
09/01/26	5.000%	5,000,000	5,656,700
Metropolitan Transportation Authority
Revenue Bonds
Commuter Facilities
Series 1993O Escrowed to Maturity
07/01/17	5.500%	3,000,000	3,388,920
Series 2004A (NPFGC)
11/15/16	5.250%	3,000,000	3,333,180
11/15/17	5.250%	4,000,000	4,588,600

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
Series 2007A (AGM)
11/15/20	5.000%	$5,000,000	$5,636,750
11/15/21	5.000%	3,000,000	3,376,860
Series 2009A
11/15/26	5.300%	710,000	810,742
Nassau County Local Economic Assistance Corp.
Refunding Revenue Bonds
Catholic Health Services
Series 2011
07/01/19	5.000%	6,125,000	6,907,775
07/01/20	5.000%	9,390,000	10,687,416
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Series 2009A-1
05/01/27	5.000%	10,430,000	12,026,207
Subordinated Series 2007C-1
11/01/20	5.000%	10,300,000	11,620,769
New York State Dormitory Authority
Refunding Revenue Bonds
Consolidated Service Contract
Series 2009A
07/01/24	5.000%	3,500,000	4,028,850
Revenue Bonds
Court Facilities Lease
Series 2005A (AMBAC)
05/15/18	5.250%	6,000,000	6,908,520
Mount Sinai School of Medicine
Series 2009
07/01/26	5.500%	14,635,000	16,112,842
07/01/27	5.500%	10,675,000	11,739,298
North Shore-Long Island Jewish Obligation Group
Series 2009A
05/01/30	5.250%	4,750,000	5,104,160
St. Johns University
Series 2007C (NPFGC)
07/01/23	5.250%	3,245,000	3,888,321
State University Educational Facilities
3rd General Series 2005A (NPFGC)
05/15/17	5.500%	10,000,000	11,311,000
05/15/22	5.500%	6,730,000	8,247,346
Upstate Community-State Supported
Series 2005B (NPFGC)
07/01/21	5.500%	6,345,000	7,718,058
New York State Thruway Authority
Revenue Bonds
2nd General Series 2005B (AMBAC)
04/01/20	5.500%	10,840,000	13,154,123
2nd General Series 2007B
04/01/19	5.000%	5,000,000	5,625,200
General Revenue
Series 2012I
01/01/24	5.000%	8,500,000	9,924,005
Series 2007H (NPFGC)
01/01/23	5.000%	1,500,000	1,683,270
New York State Urban Development Corp.
Refunding Revenue Bonds
Service Contract

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
Series 2008B
01/01/19	5.000%	$4,000,000	$4,563,320
01/01/20	5.000%	10,460,000	11,960,696
Revenue Bonds
State Personal Income Tax-State Facilities
Series 2004A-2 (NPFGC)
03/15/20	5.500%	29,450,000	35,621,248
Port Authority of New York & New Jersey Revenue Bonds Consolidated 154th Series 2009
09/01/26	4.750%	1,000,000	1,101,020
Suffolk County Industrial Development Agency Refunding Revenue Bonds Jeffersons Ferry Project Series 2006
11/01/28	5.000%	3,000,000	3,095,730
Triborough Bridge & Tunnel Authority Prerefunded 11/15/18 Revenue Bonds Subordinated Series 2008D
11/15/22	5.000%	6,165,000	7,226,058
Total			266,070,409
NORTH CAROLINA 2.7%
Albemarle Hospital Authority
Prerefunded 10/01/17 Revenue Bonds
Series 2007
10/01/21	5.250%	3,000,000	3,434,850
10/01/27	5.250%	3,700,000	4,236,315
Cape Fear Public Utility Authority Revenue Bonds Series 2008
08/01/20	5.000%	800,000	917,744
City of Charlotte Water & Sewer System Revenue Bonds Water & Sewer Series 2008
07/01/26	5.000%	1,250,000	1,430,888
County of Iredell Certificate of Participation Iredell County School Project Series 2008 (AGM)
06/01/17	5.250%	1,710,000	1,919,048
North Carolina Eastern Municipal Power Agency
Refunding Revenue Bonds
Series 2008A (AGM)
01/01/19	5.250%	5,415,000	6,160,591
Revenue Bonds
Series 2009B
01/01/26	5.000%	21,105,000	23,409,877

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NORTH CAROLINA (CONTINUED)
North Carolina Medical Care Commission Revenue Bonds Health Care Housing-Arc Projects Series 2004A
10/01/24	5.500%	$1,575,000	$1,597,223
State of North Carolina Refunding Revenue Bonds Series 2014B
06/01/25	5.000%	10,000,000	12,302,600
Total			55,409,136
OHIO 1.7%
American Municipal Power, Inc.
Revenue Bonds
AMP Fremont Energy Center Project
Series 2012
02/15/24	5.000%	2,000,000	2,286,940
Prairie State Energy Campus Project
Series 2008A
02/15/20	5.250%	4,060,000	4,632,744
02/15/22	5.250%	9,810,000	11,157,305
City of Cleveland Limited General Obligation Refunding Bonds Series 2005 (AMBAC)
10/01/16	5.500%	7,710,000	8,541,369
Mason City School District Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC)
12/01/19	5.250%	2,250,000	2,681,033
Ohio State Turnpike Commission Refunding Revenue Bonds Series 1998A (NPFGC)
02/15/21	5.500%	2,000,000	2,429,460
State of Ohio Refunding Revenue Bonds Cleveland Clinic Health System Series 2011
01/01/25	5.000%	3,750,000	4,269,150
Total			35,998,001
OKLAHOMA 0.1%
Chickasaw Nation Revenue Bonds Health System Series 2007 (d)(e)
12/01/17	5.375%	1,960,000	2,080,520
OREGON 0.1%
Oregon State Lottery Prerefunded 04/01/19 Revenue Bonds Series 2009A
04/01/24	5.250%	1,000,000	1,183,020

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PENNSYLVANIA 4.0%
City of Philadelphia Unlimited General Obligation Bonds Series 2011
08/01/19	5.250%	$3,795,000	$4,453,660
Commonwealth of Pennsylvania
Unlimited General Obligation Refunding Bonds
Series 2004 (AGM)
07/01/18	5.375%	12,000,000	14,026,560
Series 2004 (NPFGC)
07/01/16	5.375%	10,000,000	10,959,000
County of Westmoreland Unlimited General Obligation Bonds Capital Appreciation Series 1997 Escrowed to Maturity (NPFGC) (b)
12/01/18	0.000%	1,000,000	903,830
Delaware River Port Authority Refunding Revenue Bonds Port District Project Series 2012
01/01/27	5.000%	1,835,000	1,971,084
Delaware Valley Regional Finance Authority
Revenue Bonds
Series 1997B (AMBAC)
07/01/17	5.600%	2,000,000	2,233,740
Series 2002
07/01/17	5.750%	2,000,000	2,256,960
Elizabeth Forward School District Unlimited General Obligation Bonds Capital Appreciation Series 1994B Escrowed to Maturity (NPFGC) (b)
09/01/21	0.000%	2,210,000	1,915,385
Lancaster County Solid Waste Management Authority Revenue Bonds Series 2013A
12/15/29	5.250%	3,000,000	3,408,570
Northampton County General Purpose Authority
Revenue Bonds
Saint Luke’s Hospital Project
Series 2008A
08/15/20	5.000%	3,480,000	3,786,623
08/15/21	5.125%	3,715,000	4,045,152
08/15/22	5.250%	1,965,000	2,133,361
Pennsylvania Turnpike Commission
Revenue Bonds
Subordinated Series 2011A
12/01/31	5.625%	8,150,000	9,076,818
Pennsylvania Turnpike Commission (a)
Revenue Bonds
Capital Appreciation
Subordinated Series 2010B-2
12/01/24	0.000%	20,000,000	21,276,800
Total			82,447,543

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RHODE ISLAND 1.9%
City of Cranston
Unlimited General Obligation Bonds
Series 2008 (AGM)
07/01/26	4.750%	$900,000	$999,387
07/01/27	4.750%	945,000	1,042,987
Providence Housing Authority
Revenue Bonds
Capital Fund
Series 2008
09/01/24	5.000%	565,000	619,195
09/01/26	5.000%	310,000	336,564
09/01/27	5.000%	690,000	747,374
Rhode Island Convention Center Authority Refunding Revenue Bonds Series 2005A (AGM)
05/15/23	5.000%	4,000,000	4,140,560
Rhode Island Depositors Economic Protection Corp. Revenue Bonds Series 1993A Escrowed to Maturity (AGM)
08/01/21	5.750%	2,165,000	2,701,703
Rhode Island Economic Development Corp.
Revenue Bonds
East Greenwich Free Library Association
Series 2004
06/15/24	5.750%	415,000	415,033
Grant Anticipation-Department of Transportation
Series 2009A (AGM)
06/15/21	5.250%	2,000,000	2,260,500
Providence Place Mall
Series 2000
07/01/20	6.125%	1,175,000	1,173,425
Series 2008C (AGM)
07/01/17	5.000%	2,245,000	2,474,484
Rhode Island Health & Educational Building Corp.
Refunding Revenue Bonds
Hospital Financing-Lifespan Obligation
Series 2006A (AGM)
05/15/26	5.000%	2,000,000	2,063,840
University of Rhode Island
Series 2008A
09/15/28	6.500%	3,000,000	3,525,330
Revenue Bonds
Bond Financing Program
Series 2009
05/15/25	5.000%	1,515,000	1,696,558
Brown University
Series 2007
09/01/18	5.000%	1,000,000	1,124,700
Higher Education-Johnson & Wales
Series 1999 (NPFGC)
04/01/18	5.500%	1,420,000	1,616,173
Hospital Financing-Lifespan Obligation
Series 2009A (AGM)
05/15/27	6.125%	400,000	452,112
05/15/30	6.250%	500,000	562,455
New England Institute of Technology
Series 2010

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RHODE ISLAND (CONTINUED)
03/01/24	5.000%	$1,145,000	$1,260,462
Providence Public Schools Financing Program
Series 2006A (AGM)
05/15/23	5.000%	2,000,000	2,073,180
Series 2007A (AGM)
05/15/22	5.000%	2,000,000	2,158,840
Series 2007C (AGM)
05/15/21	5.000%	1,500,000	1,606,530
Public Schools Financing Program
Series 2007B (AMBAC)
05/15/19	4.250%	250,000	247,690
University of Rhode Island
Series 2009A (AGM)
09/15/24	4.750%	1,000,000	1,093,240
Rhode Island Student Loan Authority Revenue Bonds Program Senior Series 2010A
12/01/20	4.600%	885,000	935,613
State of Rhode Island
Certificate of Participation
Lease-Training School Project
Series 2005A (NPFGC)
10/01/19	5.000%	1,200,000	1,266,576
Unlimited General Obligation Refunding Bonds
Consolidated Capital Development Loan
Series 2006A (AGM)
08/01/20	4.500%	1,750,000	1,879,832
Total			40,474,343
SOUTH CAROLINA 1.2%
County of Florence (g)
Refunding Revenue Bonds
McLeod Regional Medical Center Project
Series 2014
11/01/31	5.000%	3,250,000	3,678,643
11/01/32	5.000%	4,900,000	5,515,489
County of Greenwood Refunding Revenue Bonds Self Regional Healthcare Series 2012B
10/01/31	5.000%	5,000,000	5,472,100
Greenville County School District Refunding Revenue Bonds Building Equity Sooner Series 2005
12/01/18	5.500%	5,000,000	5,912,000
South Carolina Jobs-Economic Development Authority
Revenue Bonds
Lutheran Homes of South Carolina
Series 2013
05/01/28	5.000%	3,500,000	3,556,770
York Preparatory Academy Project
Series 2014A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SOUTH CAROLINA (CONTINUED)
11/01/33	7.000%	$590,000	$617,588
Total			24,752,590
SOUTH DAKOTA 0.2%
South Dakota Health & Educational Facilities Authority
Revenue Bonds
Regional Health
Series 2011
09/01/19	5.000%	1,250,000	1,438,175
09/01/20	5.000%	1,250,000	1,453,637
09/01/21	5.000%	1,000,000	1,144,490
Total			4,036,302
TEXAS 8.5%
Central Texas Regional Mobility Authority
Revenue Bonds
Senior Lien
Series 2010
01/01/19	5.750%	750,000	862,313
01/01/20	5.750%	1,250,000	1,456,300
Series 2011
01/01/31	5.750%	15,230,000	16,984,496
City Public Service Board of San Antonio Refunding Revenue Bonds Series 2005
02/01/18	5.000%	10,000,000	10,238,900
City of Austin Refunding Revenue Bonds Subordinated Lien Series 1998 (NPFGC)
05/15/18	5.250%	1,100,000	1,261,590
City of Corpus Christi Utility System Prerefunded 07/15/15 Revenue Bonds Series 2005A (AMBAC)
07/15/19	5.000%	2,000,000	2,091,920
City of Houston Airport System Refunding Revenue Bonds Subordinate Lien Series 2012B
07/01/28	5.000%	7,000,000	7,786,870
City of Houston (b)
Revenue Bonds
Capital Appreciation-Convention
Series 2001B (AMBAC)
09/01/17	0.000%	2,000,000	1,903,280
City of Houston (g)
Refunding Revenue Bonds
Convention & Entertainment Facilities
Series 2014
09/01/30	5.000%	1,000,000	1,119,270

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Conroe Independent School District Unlimited General Obligation Bonds School Building Series 2009A
02/15/25	5.250%	$1,135,000	$1,289,610
Dallas County Community College District Limited General Obligation Bonds Series 2009
02/15/20	5.000%	750,000	876,922
Dallas-Fort Worth International Airport Refunding Revenue Bonds Joint Series 2012B
11/01/28	5.000%	21,380,000	24,081,149
Dripping Springs Independent School District Unlimited General Obligation Bonds School Building Series 2008 (Permanent School Fund Guarantee)
02/15/26	5.000%	1,000,000	1,099,540
Duncanville Independent School District Unlimited General Obligation Refunding Bonds Capital Appreciation Series 2005 (Permanent School Fund Guarantee) (b)
02/15/22	0.000%	2,000,000	1,675,160
Harris County Industrial Development Corp. Revenue Bonds Deer Park Refining Project Series 2008
05/01/18	4.700%	12,000,000	13,096,680
Houston Higher Education Finance Corp. Revenue Bonds Cosmos Foundation, Inc. Series 2011A
05/15/31	6.500%	1,000,000	1,170,600
Lewisville Independent School District Unlimited General Obligation Bonds School Building Series 2009
08/15/21	5.000%	1,000,000	1,166,750
Lower Colorado River Authority Refunding Revenue Bonds LCRA Transmission Services Corp. Project Series 2011
05/15/27	5.000%	11,195,000	12,423,763
North Central Texas Health Facility Development Corp. Revenue Bonds Hospital-Presbyterian Healthcare Series 1996B Escrowed to Maturity (NPFGC)
06/01/16	5.500%	6,470,000	6,849,401

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
North Harris County Regional Water Authority Revenue Bonds Senior Lien Series 2008
12/15/20	5.250%	$4,415,000	$5,028,729
North Texas Tollway Authority
Refunding Revenue Bonds
System-1st Tier
Series 2008A
01/01/22	6.000%	14,000,000	15,999,760
North Texas Tollway Authority (a)
Refunding Revenue Bonds
System-1st Tier
Series 2008E-3
01/01/38	5.750%	9,350,000	9,985,426
SA Energy Acquisition Public Facility Corp. Revenue Bonds Gas Supply Series 2007
08/01/16	5.250%	4,450,000	4,793,139
Sam Rayburn Municipal Power Agency Refunding Revenue Bonds Series 2012
10/01/21	5.000%	2,300,000	2,659,145
San Juan Higher Education Finance Authority
Revenue Bonds
Idea Public Schools
Series 2010A
08/15/20	5.125%	1,600,000	1,763,280
08/15/24	5.750%	1,590,000	1,773,120
Southwest Higher Education Authority, Inc. Revenue Bonds Southern Methodist University Project Series 2009
10/01/26	5.000%	1,000,000	1,150,210
Spring Independent School District Unlimited General Obligation Bonds Schoolhouse Series 2009 (Permanent School Fund Guarantee)
08/15/21	5.000%	750,000	865,733
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds Air Force Obligation Group Series 2007
05/15/27	5.125%	4,500,000	4,543,695
Texas City Industrial Development Corp. Refunding Revenue Bonds Arco Pipe Line Co. Project Series 1990
10/01/20	7.375%	3,000,000	3,920,340

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Trinity River Authority LLC Improvement Refunding Revenue Bonds Tarrant County Water Project Series 2005 (NPFGC)
02/01/18	5.000%	$1,000,000	$1,045,900
University of Houston Refunding Revenue Bonds Series 2009
02/15/21	5.000%	1,000,000	1,151,990
University of Texas System (The)
Prerefunded 02/15/17 Revenue Bonds
Financing System
Series 2006D
08/15/18	5.000%	8,455,000	9,409,739
Refunding Revenue Bonds
Financing System
Series 2004A
08/15/17	5.250%	2,000,000	2,281,460
Unrefunded Revenue Bonds
Financing System
Series 2006D
08/15/18	5.000%	1,545,000	1,713,204
Uptown Development Authority Tax Allocation Bonds Infrastructure Improvement Facilities Series 2009
09/01/22	5.000%	750,000	819,473
West Harris County Regional Water Authority Revenue Bonds Series 2009
12/15/25	5.000%	1,000,000	1,109,200
Total			177,448,057
UTAH 0.8%
Intermountain Power Agency Refunding Revenue Bonds Subordinated Series 2007A (AMBAC)
07/01/17	5.000%	15,000,000	16,891,350
VIRGIN ISLANDS 0.6%
Virgin Islands Public Finance Authority Refunding Revenue Bonds Series 2013B (e)
10/01/24	5.000%	9,565,000	10,826,815
Virgin Islands Water & Power Authority Refunding Revenue Bonds Series 2012A (e)
07/01/21	4.000%	625,000	631,975
Total			11,458,790

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
VIRGINIA 1.2%
Augusta County Economic Development Authority Refunding Revenue Bonds Augusta Health Care, Inc. Series 2003
09/01/18	5.250%	$1,500,000	$1,698,795
Dulles Town Center Community Development Authority Refunding Special Assessment Bonds Dulles Town Center Project Series 2012
03/01/26	4.250%	1,000,000	967,940
Virginia College Building Authority
Prerefunded 09/01/18 Revenue Bonds
Public Higher Education Financing
Series 2009
09/01/24	5.000%	5,000	5,807
Unrefunded Revenue Bonds
Public Higher Education Financing
Series 2009
09/01/24	5.000%	995,000	1,137,872
Virginia Gateway Community Development Authority Refunding Special Assessment Bonds Series 2012
03/01/30	5.000%	1,500,000	1,533,075
Virginia Public School Authority Refunding Revenue Bonds School Financing 1997 Resolution Series 2005B
08/01/16	5.250%	13,995,000	15,356,574
Virginia Resources Authority
Revenue Bonds
State Revolving Fund
Series 2009
10/01/22	5.000%	500,000	588,415
Subordinated Revenue Bonds
Clean Water State Revolving Fund
Series 2007
10/01/17	5.000%	3,760,000	4,267,299
Total			25,555,777
WASHINGTON 1.2%
Clark County School District No. 37 Vancouver Unlimited General Obligation Bonds Series 2001C (NPFGC) (b)
12/01/16	0.000%	1,000,000	985,760
Energy Northwest Revenue Bonds Columbia Generating Station Series 2007D
07/01/22	5.000%	1,000,000	1,112,430
State of Washington
Prerefunded 01/01/18 Unlimited General Obligation Bonds
Series 2008D
01/01/20	5.000%	1,000,000	1,143,090
Unlimited General Obligation Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WASHINGTON (CONTINUED)
Motor Vehicle Fuel
Series 2010B
08/01/26	5.000%	$18,270,000	$21,309,032
Total			24,550,312
WEST VIRGINIA 0.2%
West Virginia Hospital Finance Authority Revenue Bonds Charleston Area Medical Center, Inc. Series 1993A Escrowed to Maturity
09/01/23	6.500%	3,980,000	4,967,717
WISCONSIN 1.6%
State of Wisconsin
Revenue Bonds
Series 2009A
05/01/22	5.000%	1,000,000	1,160,490
05/01/23	5.125%	14,000,000	16,270,940
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Wheaton Healthcare
Series 2006B
08/15/23	5.125%	13,065,000	13,931,079
Wisconsin Health & Educational Facilities Authority (g)
Refunding Revenue Bonds
Rogers Memorial Hospital, Inc.
Series 2014A
07/01/34	5.000%	2,500,000	2,673,325
Total			34,035,834
Total Municipal Bonds (Cost: $1,873,963,737)			$2,049,716,927

Issue Description	Effective Yield	Principal Amount	Value

Municipal Short Term 0.1%
MICHIGAN 0.1%
Michigan Finance Authority Revenue Notes State Aid Notes Series 2013C
08/20/14	1.110%	$2,125,000	$2,128,804
Total Municipal Short Term (Cost: $2,125,000)			$2,128,804

	Shares	Value

Money Market Funds 0.9%
Dreyfus Tax-Exempt Cash Management Fund, 0.000% (h)	18,919,050	$18,919,050
Total Money Market Funds (Cost: $18,919,050)		$18,919,050
Total Investments
(Cost: $1,895,007,787) (i)		$2,070,764,781(j)
Other Assets & Liabilities, Net		12,195,279
Net Assets		$2,082,960,060

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)	Zero coupon bond.
(c)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at July 31, 2014 was $921,755, which represents 0.04% of net assets. Information concerning such security holdings at July 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Capital Trust Agency, Inc.
Revenue Bonds
Atlantic Housing Foundation
Subordinated Series 2008B
07/15/32 7.000%	7-23-2008	1,835,000
Sterling Hill Community Development District
Special Assessment Bonds
Series 2003B
11/01/10 5.500%	10-23-2003	149,141

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, the value of these securities amounted to $18,633,740 or 0.89% of net assets.

(e)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2014, the value of these securities amounted to $23,918,147 or 1.15% of net assets.

(f)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At July 31, 2014, the value of these securities amounted to $96,060, which represents less than 0.01% of net assets.

(g)	Represents a security purchased on a when-issued or delayed delivery basis.
(h)	The rate shown is the seven-day current annualized yield at July 31, 2014.
(i)

At July 31, 2014, the cost of securities for federal income tax purposes was approximately $1,895,008,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$177,603,000
Unrealized Depreciation	(1,846,000)
Net Unrealized Appreciation	$175,757,000

(j)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BHAC	Berkshire Hathaway Assurance Corporation
BNY	Bank of New York
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation
TCRS	Transferable Custodial Receipts
XLCA	XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                            Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                            Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                            Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	2,049,716,927	—	2,049,716,927
Total Bonds	—	2,049,716,927	—	2,049,716,927
Short-Term Securities
Municipal Short Term	—	2,128,804	—	2,128,804
Total Short-Term Securities	—	2,128,804	—	2,128,804
Mutual Funds
Money Market Funds	18,919,050	—	—	18,919,050
Total Mutual Funds	18,919,050	—	—	18,919,050
Total	18,919,050	2,051,845,731	—	2,070,764,781

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund

July 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 98.6%

AIRPORT 3.1%

Massachusetts Port Authority
Refunding Revenue Bonds
Passenger Facility Charge
Series 2007D (AGM)
07/01/17	5.000%	$3,000,000	$3,353,280
Series 2014C
07/01/31	5.000%	1,900,000	2,186,862
Revenue Bonds
Series 2005C (AMBAC)
07/01/22	5.000%	3,500,000	3,650,150
Total			9,190,292
ASSISTED LIVING 0.6%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage VOA Concord
Series 2007
11/01/17	5.000%	435,000	452,548
11/01/27	5.125%	1,500,000	1,445,385
Total			1,897,933
HIGHER EDUCATION 19.3%
Massachusetts Development Finance Agency
Revenue Bonds
Boston College
Series 2007P
07/01/20	5.000%	3,260,000	3,641,518
Brandeis University
Series 2010O-2
10/01/24	5.000%	5,000,000	5,729,850
Emerson College
Series 2006A
01/01/20	5.000%	870,000	943,941
01/01/21	5.000%	2,500,000	2,712,475
01/01/23	5.000%	1,000,000	1,082,500
Hampshire College
Series 2004 Escrowed to Maturity
10/01/14	5.150%	45,000	45,183
Massachusetts College-Pharmacy & Allied Health
Series 2013
07/01/25	5.000%	675,000	785,666
Merrimack College
Series 2012A
07/01/27	5.000%	1,075,000	1,108,981
Mount Holyoke College
Series 2008
07/01/23	5.000%	1,285,000	1,459,336
Simmons College
Series 2013J
10/01/24	5.250%	500,000	569,240
10/01/25	5.500%	450,000	518,603
Wheelock College
Series 2007C
10/01/17	5.000%	960,000	1,032,038
Worcester Polytechnic Institute
Series 2007 (NPFGC)
09/01/22	5.000%	1,710,000	1,898,801

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Berklee College of Music
Series 2007A
10/01/32	5.000%	$2,440,000	$2,676,070
Boston College
Series 2008M-1
06/01/24	5.500%	3,000,000	3,718,890
Massachusetts Institute of Technology
Series 2002K
07/01/17	5.375%	2,275,000	2,592,863
07/01/22	5.500%	1,000,000	1,260,950
Series 2004M
07/01/19	5.250%	610,000	726,961
Northeastern University
Series 2008T-1
10/01/28	5.000%	1,750,000	1,965,373
Series 2008T-2
10/01/29	5.000%	4,045,000	4,521,299
Simmons College
Series 2009I
10/01/18	6.750%	1,365,000	1,633,782
Suffolk University
Series 2009A
07/01/24	6.000%	2,100,000	2,453,178
Tufts University
Series 2002J
08/15/16	5.500%	1,500,000	1,653,570
Series 2008
08/15/17	5.000%	1,145,000	1,293,724
Massachusetts State College Building Authority Revenue Bonds Series 2012A
05/01/29	5.000%	3,000,000	3,441,060
University of Massachusetts Building Authority
Revenue Bonds
Senior Series 2008-2 (AGM)
05/01/21	5.000%	1,510,000	1,707,870
Senior Series 2009-1
05/01/23	5.000%	5,000,000	5,711,050
Total			56,884,772
HOSPITAL 12.0%
Massachusetts Development Finance Agency
Revenue Bonds
Berkshire Health System
Series 2012G
10/01/26	5.000%	1,200,000	1,311,180
Boston Medical Center
Series 2012C
07/01/27	5.250%	3,695,000	3,987,422
Children’s Hospital
Series 2014P
10/01/31	5.000%	1,200,000	1,378,284
Milford Regional Medical Center
Series 2014F
07/15/26	5.000%	315,000	330,363

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Southcoast Health System Obligation Group
Series 2013
07/01/27	5.000%	$1,050,000	$1,191,225
UMASS Memorial Issue
Series 2011H
07/01/26	5.125%	2,000,000	2,089,840
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Caregroup
Series 1998B-2 (NPFGC)
02/01/27	5.375%	1,585,000	1,780,637
Series 2004D (NPFGC)
07/01/22	5.250%	1,000,000	1,133,710
Series 2008E-2
07/01/19	5.375%	4,675,000	5,322,160
Massachusetts Eye & Ear Infirmary
Series 2010C
07/01/17	5.000%	1,425,000	1,553,136
Milford Regional Medical
Series 2007E
07/15/17	5.000%	1,050,000	1,139,764
07/15/22	5.000%	1,500,000	1,564,620
Milton Hospital
Series 2005D
07/01/30	5.250%	2,150,000	2,162,513
Partners Healthcare
Series 2010J-2
07/01/22	5.000%	5,000,000	5,667,200
Partners Healthcare System
Series 2005F
07/01/17	5.000%	2,000,000	2,083,520
Series 2007G
07/01/18	5.000%	2,575,000	2,886,652
Total			35,582,226
HUMAN SERVICE PROVIDER 0.5%
Massachusetts Development Finance Agency Revenue Bonds Evergreen Center, Inc. Series 2005
01/01/20	5.500%	1,355,000	1,366,436
JOINT POWER AUTHORITY 4.3%
Berkshire Wind Power Cooperative Corp.
Revenue Bonds
Series 2010-1
07/01/24	5.250%	3,785,000	4,137,497
07/01/25	5.000%	2,000,000	2,152,440
Massachusetts Clean Energy Cooperative Corp. Revenue Bonds Municipal Lighting Plan Cooperative Series 2013
07/01/27	5.000%	2,720,000	3,127,891

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
JOINT POWER AUTHORITY (CONTINUED)
Massachusetts Municipal Wholesale Electric Co. Revenue Bonds Project No. 6 Series 2011
07/01/19	5.000%	$2,760,000	$3,213,330
Total			12,631,158
LOCAL GENERAL OBLIGATION 1.4%
City of Fall River Limited General Obligation Refunding Bonds State Qualified Series 2012
03/01/21	4.000%	335,000	377,434
City of Lawrence Limited General Obligation Refunding Bonds State Qualified Series 2006 (AGM)
02/01/18	5.000%	1,500,000	1,653,960
City of Springfield Limited General Obligation Bonds State Qualified Municipal Purpose Loan Series 2003 (AGM)
08/01/21	4.500%	2,000,000	2,161,580
Total			4,192,974
MUNICIPAL POWER 0.2%
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM) (a)
10/01/24	5.000%	630,000	724,330
OTHER BOND ISSUE 3.1%
Boston Housing Authority
Revenue Bonds
Series 2008 (AGM)
04/01/20	5.000%	2,135,000	2,369,103
04/01/23	5.000%	1,865,000	2,025,465
04/01/24	5.000%	3,260,000	3,524,418
Massachusetts Development Finance Agency Revenue Bonds Broad Institute Series 2011A
04/01/23	5.250%	1,000,000	1,174,600
Total			9,093,586
POOL / BOND BANK 3.0%
Massachusetts Water Pollution Abatement Trust (The)
Refunding Revenue Bonds
Pool Program
Series 2006
08/01/20	5.250%	3,000,000	3,631,230
Revenue Bonds
Pool Program
Series 2005-11

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
POOL / BOND BANK (CONTINUED)
08/01/19	5.250%	$4,465,000	$5,320,405
Total			8,951,635
PREP SCHOOL 1.8%
Massachusetts Development Finance Agency
Revenue Bonds
Foxborough Regional Charter School
Series 2010A
07/01/30	6.375%	2,955,000	3,222,250
Noble & Greenough School
Series 2011
04/01/21	4.000%	1,500,000	1,680,675
Park School
Series 2012
09/01/20	5.000%	150,000	173,817
09/01/21	5.000%	330,000	383,553
Total			5,460,295
REFUNDED / ESCROWED 9.4%
Commonwealth of Massachusetts Revenue Bonds Capital Appreciation-Federal Highway Series 1998A Escrowed to Maturity (b)
06/15/15	0.000%	4,000,000	3,995,560
Massachusetts Development Finance Agency (c)
Prerefunded 05/01/19 Revenue Bonds
Dominion Energy Brayton 1
Series 2009
12/01/42	5.750%	3,460,000	4,178,850
Prerefunded 09/01/16 Revenue Bonds
Dominion Energy Brayton
Series 2010A
12/01/41	2.250%	2,260,000	2,348,027
Massachusetts School Building Authority Prerefunded 08/15/15 Revenue Bonds Series 2005A (AGM)
08/15/26	5.000%	5,000,000	5,251,100
Massachusetts State College Building Authority Revenue Bonds Capital Appreciation Senior Series 1999A Escrowed to Maturity (NPFGC) (b)
05/01/28	0.000%	4,000,000	2,656,080
Massachusetts Water Pollution Abatement Trust (The) Revenue Bonds State Revolving Fund Series 2009-14
08/01/24	5.000%	3,100,000	3,662,805
Massachusetts Water Resources Authority
Refunding Revenue Bonds
General
Series 1998B Escrowed to Maturity (AGM/TCRS)
08/01/15	5.500%	1,025,000	1,079,171
Revenue Bonds
General
Series 2002J Escrowed to Maturity (AGM/TCRS)
08/01/15	5.250%	3,000,000	3,151,050

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
Puerto Rico Highways & Transportation Authority Revenue Bonds Series 2005BB Escrowed to Maturity (AGM) (a)
07/01/22	5.250%	$1,075,000	$1,320,369
Total			27,643,012
RETIREMENT COMMUNITIES 0.5%
Massachusetts Development Finance Agency
Revenue Bonds
1st Mortgage-Orchard Cove
Series 2007
10/01/17	5.000%	845,000	903,313
10/01/18	5.000%	515,000	544,757
Total			1,448,070
SPECIAL NON PROPERTY TAX 10.0%
Commonwealth of Massachusetts Revenue Bonds Series 2004 (NPFGC)
01/01/19	5.250%	750,000	869,055
Massachusetts Bay Transportation Authority
Revenue Bonds
Senior Series 2003A
07/01/17	5.250%	1,000,000	1,135,180
07/01/19	5.250%	625,000	743,194
Senior Series 2004C
07/01/18	5.250%	1,000,000	1,167,450
Senior Series 2005B (NPFGC)
07/01/23	5.500%	2,890,000	3,654,376
Senior Series 2006A
07/01/22	5.250%	3,500,000	4,316,130
Senior Series 2008B
07/01/23	5.000%	910,000	1,111,583
Massachusetts School Building Authority
Revenue Bonds
Series 2007A (AMBAC)
08/15/18	5.000%	5,000,000	5,600,400
Senior Revenue Bonds
Series 2011B
10/15/27	5.000%	4,000,000	4,690,200
Territory of Guam Revenue Bonds Series 2011A (a)
01/01/31	5.000%	950,000	1,001,062
Virgin Islands Public Finance Authority (a)
Refunding Revenue Bonds
Gross Receipts Taxes
Series 2012A
10/01/22	4.000%	2,000,000	2,106,600
Revenue Bonds
Senior Lien-Matching Fund Loan Note
Series 2010A
10/01/25	5.000%	2,755,000	3,001,848
Total			29,397,078

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PROPERTY TAX 1.6%
Metropolitan Boston Transit Parking Corp.
Revenue Bonds
Series 2011
07/01/25	5.000%	$3,210,000	$3,747,900
07/01/27	5.000%	775,000	894,443
Total			4,642,343
STATE APPROPRIATED 0.9%
Massachusetts Development Finance Agency
Revenue Bonds
Visual & Performing Arts Project
Series 2000
08/01/17	6.000%	540,000	621,648
08/01/21	6.000%	1,750,000	2,078,300
Total			2,699,948
STATE GENERAL OBLIGATION 15.2%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Consolidated Loan
Series 2002D (AMBAC/TCRS/BNY)
08/01/18	5.500%	3,500,000	4,123,805
Series 2008A
08/01/16	5.000%	2,000,000	2,186,720
Limited General Obligation Refunding Bonds
Series 2003D
10/01/17	5.500%	5,000,000	5,755,350
Series 2003D (AMBAC)
10/01/19	5.500%	5,000,000	6,023,700
Series 2003D (NPFGC)
10/01/20	5.500%	2,500,000	3,067,400
Series 2004B
08/01/20	5.250%	3,000,000	3,626,130
Series 2006B (AGM)
09/01/22	5.250%	4,000,000	4,925,440
Unlimited General Obligation Refunding Bonds
Series 2003D (AGM)
10/01/19	5.500%	3,500,000	4,216,590
Series 2004C (AMBAC)
12/01/24	5.500%	5,000,000	6,372,700
Series 2004C (NPFGC)
12/01/19	5.500%	3,795,000	4,590,356
Total			44,888,191
STUDENT LOAN 2.7%
Massachusetts Educational Financing Authority
Revenue Bonds
Issue I
Series 2010A
01/01/22	5.500%	4,625,000	5,275,923
Series 2009I
01/01/18	5.125%	2,530,000	2,687,037
Total			7,962,960

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TRANSPORTATION 0.3%
Woods Hole Martha’s Vineyard & Nantucket Steamship Authority Revenue Bonds Series 2004B
03/01/18	5.000%	$975,000	$1,001,725
TURNPIKE / BRIDGE / TOLL ROAD 1.7%
Massachusetts Department of Transportation
Revenue Bonds
Senior Series 2010B
01/01/22	5.000%	2,180,000	2,479,314
01/01/32	5.000%	2,400,000	2,578,608
Total			5,057,922
WATER & SEWER 7.0%
Massachusetts Water Resources Authority
Refunding Revenue Bonds
General
Series 2005A (NPFGC/TCRS)
08/01/17	5.250%	6,000,000	6,830,820
Series 2007B (AGM/TCRS)
08/01/23	5.250%	5,500,000	6,860,865
Series 2012B
08/01/28	5.000%	5,000,000	5,800,700
Revenue Bonds
General
Series 2002J (AGM/TCRS)
08/01/18	5.250%	1,000,000	1,170,080
Total			20,662,465
Total Municipal Bonds (Cost: $267,378,460)			$291,379,351

	Shares	Value

Money Market Funds 0.5%
Dreyfus Tax-Exempt Cash Management Fund, 0.000% (d)	1,427,254	$1,427,254
Total Money Market Funds (Cost: $1,427,254)		$1,427,254
Total Investments (Cost: $268,805,714) (e)		$292,806,605(f)
Other Assets & Liabilities, Net		2,542,363
Net Assets		$295,348,968

Notes to Portfolio of Investments

(a)                                     Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At July 31, 2014, the value of these securities amounted to $8,154,209 or 2.76% of net assets.

(b)                                     Zero coupon bond.

(c)                                     Variable rate security.

(d)                                     The rate shown is the seven-day current annualized yield at July 31, 2014.

(e)                                     At July 31, 2014, the cost of securities for federal income tax purposes was approximately $268,806,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$24,288,000
Unrealized Depreciation	(287,000)
Net Unrealized Appreciation	$24,001,000

(f)                                       Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM                           Assured Guaranty Municipal Corporation

AMBAC               Ambac Assurance Corporation

BNY                             Bank of New York

NPFGC               National Public Finance Guarantee Corporation

TCRS                       Transferable Custodial Receipts

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•         Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•         Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•         Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	291,379,351	—	291,379,351
Total Bonds	—	291,379,351	—	291,379,351
Mutual Funds
Money Market Funds	1,427,254	—	—	1,427,254
Total Mutual Funds	1,427,254	—	—	1,427,254
Total	1,427,254	291,379,351	—	292,806,605

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia AMT-Free New York Intermediate Muni Bond Fund

July 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 97.1%
DISPOSAL 2.3%
Babylon Industrial Development Agency Revenue Bonds Covanta Babylon, Inc. Series 2009A
01/01/18	5.000%	$3,500,000	$3,950,170
Oneida-Herkimer Solid Waste Management Authority
Revenue Bonds
Series 2011
04/01/19	5.000%	830,000	941,992
04/01/20	5.000%	870,000	992,000
Total			5,884,162
HIGHER EDUCATION 10.8%
County of Saratoga
Refunding Revenue Bonds
Skidmore College
Series 2014B
07/01/21	5.000%	200,000	237,870
07/01/22	5.000%	220,000	262,156
Geneva Development Corp.
Refunding Revenue Bonds
Hobart & William Smith College
Series 2012
09/01/24	5.000%	600,000	690,972
09/01/25	5.000%	300,000	342,852
New York State Dormitory Authority
Revenue Bonds
Barnard College
Series 2007A (NPFGC)
07/01/18	5.000%	1,745,000	1,951,032
Cornell University
Series 2006A
07/01/21	5.000%	2,350,000	2,548,082
Series 2009A
07/01/25	5.000%	1,000,000	1,159,270
Culinary Institute of America
Series 2012
07/01/28	5.000%	500,000	546,390
Mount Sinai School of Medicine
Series 2009
07/01/27	5.500%	4,000,000	4,398,800
Series 2010A
07/01/21	5.000%	1,000,000	1,144,110
New York University
Series 1998A (NPFGC)
07/01/17	6.000%	2,475,000	2,860,061
07/01/20	5.750%	2,000,000	2,439,000
Series 2001-1 (AMBAC)
07/01/15	5.500%	1,205,000	1,261,743
Rochester Institute of Technology
Series 2010
07/01/21	5.000%	1,000,000	1,146,490
St. John’s University
Series 2012A
07/01/27	5.000%	470,000	531,025
Teachers College
Series 2009

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
03/01/24	5.000%	$1,000,000	$1,117,340
Oneida County Industrial Development Agency (a)
Revenue Bonds
Hamilton College Project
Series 2007A (NPFGC)
07/01/18	0.000%	1,000,000	934,940
07/01/20	0.000%	1,000,000	838,040
St. Lawrence County Industrial Development Agency Revenue Bonds St. Lawrence University Series 2009A
10/01/16	5.000%	3,000,000	3,284,700
Total			27,694,873
HOSPITAL 13.3%
Albany Industrial Development Agency
Revenue Bonds
St. Peters Hospital Project
Series 2008A
11/15/22	5.750%	500,000	567,070
11/15/27	5.250%	1,000,000	1,097,560
Series 2008E
11/15/22	5.250%	500,000	559,085
County of Saratoga
Revenue Bonds
Saratoga Hospital Project
Series 2013-A
12/01/24	5.000%	1,085,000	1,250,441
12/01/25	5.000%	1,115,000	1,276,262
12/01/27	5.000%	1,225,000	1,381,616
Dutchess County Local Development Corp. Revenue Bonds Series 2014A
07/01/34	5.000%	300,000	324,351
Monroe County Industrial Development Agency Refunding Revenue Bonds Highland Hospital of Rochester Series 2005
08/01/22	5.000%	700,000	725,438
Nassau County Local Economic Assistance Corp.
Refunding Revenue Bonds
Catholic Health Services
Series 2011
07/01/19	5.000%	1,840,000	2,075,152
07/01/20	5.000%	2,815,000	3,203,949
Revenue Bonds
Catholic Health Services of Long Island
Series 2014
07/01/32	5.000%	1,250,000	1,361,075
07/01/33	5.000%	675,000	729,790
New York State Dormitory Authority
Revenue Bonds
Long Island Jewish Obligated Group
Series 2006A
11/01/19	5.000%	1,000,000	1,072,970
Memorial Sloan-Kettering Cancer Center

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Series 2012
07/01/27	5.000%	$500,000	$576,090
Mount Sinai Hospital
Series 2010A
07/01/26	5.000%	1,725,000	1,910,248
Series 2011A
07/01/31	5.000%	2,000,000	2,152,280
New York Methodist Hospital
Series 2004
07/01/24	5.250%	1,000,000	1,001,830
New York University Hospital Center
Series 2006A
07/01/20	5.000%	3,000,000	3,274,050
Series 2011A
07/01/23	5.125%	1,000,000	1,137,930
North Shore-Long Island Jewish Obligation Group
Series 2009A
05/01/30	5.250%	4,000,000	4,298,240
Orange Regional Medical Center
Series 2008
12/01/29	6.125%	1,350,000	1,418,053
United Health Services Hospitals
Series 2009 (FHA)
08/01/18	4.500%	1,000,000	1,077,520
Onondaga Civic Development Corp. Revenue Bonds St. Joseph’s Hospital Health Center Project Series 2014
07/01/25	5.000%	500,000	521,645
Saratoga County Industrial Development Agency
Revenue Bonds
Saratoga Hospital Project
Series 2007B
12/01/22	5.000%	500,000	528,840
12/01/27	5.125%	500,000	521,645
Total			34,043,130
INVESTOR OWNED 1.1%
New York State Energy Research & Development Authority Revenue Bonds Rochester Gas & Electric Corp. Series 2004A (NPFGC) (b)
05/15/32	4.750%	2,650,000	2,828,742
LOCAL APPROPRIATION 1.1%
New York State Dormitory Authority Revenue Bonds Municipal Health Facilities Subordinated Series 2001-2
01/15/21	5.000%	2,500,000	2,808,325
LOCAL GENERAL OBLIGATION 11.2%
City of New York
Unlimited General Obligation Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Series 2005G
08/01/16	5.250%	$500,000	$548,520
Series 2007D-1
12/01/21	5.000%	2,000,000	2,265,120
Subordinated Series 2008I-1
02/01/23	5.000%	2,000,000	2,255,100
Unlimited General Obligation Refunding Bonds
Series 2007D
02/01/24	5.000%	2,000,000	2,201,760
Series 2014J
08/01/30	5.000%	1,500,000	1,726,740
City of Syracuse Limited General Obligation Refunding & Public Improvement Bonds Series 2014
08/15/23	5.000%	405,000	482,906
City of Utica Refunding Limited General Obligation Bonds Public Improvement Series 2013
04/01/19	4.000%	1,575,000	1,696,448
City of Yonkers
Refunding Limited General Obligation Bonds
Series 2012-A
07/01/18	4.000%	2,000,000	2,168,020
Unrefunded Unlimited General Obligation Bonds
Series 2005B (NPFGC)
08/01/21	5.000%	1,825,000	1,902,325
08/01/22	5.000%	1,920,000	1,999,373
County of Albany Unlimited General Obligation Bonds Series 2006 (XLCA)
09/15/20	4.125%	1,000,000	1,068,610
County of Erie Limited General Obligation Bonds Public Improvement Series 2012A
04/01/25	5.000%	500,000	566,925
County of Monroe Unlimited General Obligation Refunding & Public Improvement Bonds Series 1996 (NPFGC)
03/01/16	6.000%	1,210,000	1,300,750
County of Nassau Unlimited General Obligation Improvement Bonds Series 2010A
04/01/18	4.000%	1,340,000	1,476,734
County of Rockland Limited General Obligation Bonds Series 2014A (AGM)
03/01/24	5.000%	350,000	413,466

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Ramapo Local Development Corp. Refunding Revenue Bonds Guaranteed Series 2013
03/15/28	5.000%	$2,180,000	$2,404,409
Sachem Central School District Unlimited General Obligation Refunding Bonds Series 2006 (NPFGC)
10/15/24	4.250%	1,000,000	1,033,190
Three Village Central School District Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC)
06/01/18	5.000%	1,000,000	1,151,680
Town of Oyster Bay Limited General Obligation Refunding & Public Improvement Bonds Series 2014B
08/15/23	5.000%	1,850,000	2,158,820
Total			28,820,896
MULTI-FAMILY 1.6%
New York State Dormitory Authority Revenue Bonds Residential Institution for Children Series 2008-A1
06/01/33	5.000%	1,700,000	1,818,286
Tompkins County Development Corp.
Revenue Bonds
Tompkins Cortland Community College
Series 2013
07/01/17	5.000%	1,005,000	1,085,239
07/01/18	5.000%	1,045,000	1,142,697
Total			4,046,222
MUNICIPAL POWER 2.9%
Long Island Power Authority
Revenue Bonds
General
Series 2011A
05/01/21	5.000%	1,000,000	1,151,270
Series 2009A
04/01/21	5.250%	1,000,000	1,126,350
04/01/22	5.500%	3,000,000	3,402,030
Series 2012B
09/01/26	5.000%	1,510,000	1,708,323
Total			7,387,973
NURSING HOME 1.6%
Rensselaer Municipal Leasing Corp. Revenue Bonds Rensselaer County Nursing Home Series 2009A
06/01/19	5.000%	4,000,000	4,010,240

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OTHER BOND ISSUE 1.4%
New York City Industrial Development Agency Revenue Bonds United Jewish Appeal Federal Project Series 2004A
07/01/27	5.000%	$625,000	$627,263
New York Liberty Development Corp. Refunding Revenue Bonds 4 World Trade Center Project Series 2011
11/15/31	5.000%	2,350,000	2,563,873
Westchester County Industrial Development Agency Revenue Bonds Guiding Eyes for the Blind Series 2004
08/01/24	5.375%	430,000	439,241
Total			3,630,377
POOL / BOND BANK 6.7%
New York Municipal Bond Bank Agency Revenue Bonds Subordinated Series 2009C-1
02/15/18	5.000%	3,000,000	3,395,790
New York State Dormitory Authority
Revenue Bonds
School Districts Financing Program
Series 2008A (AGM)
10/01/23	5.000%	3,000,000	3,429,780
Series 2009C (AGM)
10/01/22	5.000%	3,000,000	3,404,760
Series 2012B
10/01/26	5.000%	3,000,000	3,475,770
New York State Environmental Facilities Corp. Revenue Bonds Revolving Funds-Municipal Water Series 2008B
06/15/21	5.000%	3,000,000	3,455,970
Total			17,162,070
PORTS 2.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 135th
Series 2004 (XLCA)
09/15/28	5.000%	1,500,000	1,520,490
Consolidated 161st
Series 2009
10/15/31	5.000%	3,390,000	3,849,955
Total			5,370,445
PREP SCHOOL 0.4%
Build NYC Resource Corp. Revenue Bonds International Leadership Charter School Series 2013
07/01/23	5.000%	1,000,000	987,230

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RECREATION 3.6%
Build NYC Resource Corp. Revenue Bonds YMCA of Greater NY Project Series 2012
08/01/32	5.000%	$500,000	$536,420
New York City Industrial Development Agency
Revenue Bonds
Pilot-Queens Baseball Stadium
Series 2006 (AMBAC)
01/01/19	5.000%	850,000	891,353
Pilot-Yankee Stadium
Series 2006 (NPFGC)
03/01/15	5.000%	1,150,000	1,177,657
YMCA of Greater New York Project
Series 2006
08/01/26	5.000%	1,000,000	1,029,580
New York City Trust for Cultural Resources Refunding Revenue Bonds Museum of Modern Art Series 2008-1A
04/01/26	5.000%	4,850,000	5,559,603
Total			9,194,613
REFUNDED / ESCROWED 8.0%
City of New York Prerefunded 12/01/14 Unlimited General Obligation Bonds Series 2004-G
12/01/19	5.000%	1,145,000	1,163,549
City of Yonkers
Prerefunded Unlimited General Obligation Bonds
Series 2005B (NPFGC)
08/01/21	5.000%	600,000	629,076
08/01/22	5.000%	625,000	655,288
Elizabeth Forward School District Unlimited General Obligation Bonds Capital Appreciation Series 1994B Escrowed to Maturity (NPFGC) (a)
09/01/20	0.000%	2,210,000	1,994,503
Metropolitan Transportation Authority Prerefunded 10/01/15 Revenue Bonds Series 1998A (FGIC)
04/01/23	5.000%	2,000,000	2,112,660
New York State Dormitory Authority Revenue Bonds Capital Appreciation-Memorial Sloan-Kettering Cancer Center Series 2003-1 Escrowed to Maturity (NPFGC) (a)
07/01/25	0.000%	3,750,000	2,863,837

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
New York State Thruway Authority Highway & Bridge Trust Fund Prerefunded 04/01/15 Revenue Bonds Series 2005A (NPFGC)
04/01/22	5.000%	$500,000	$516,185
Onondaga County Water Authority
Prerefunded 09/15/15 Revenue Bonds
General
Series 2005A (AMBAC)
09/15/22	5.000%	895,000	943,536
09/15/23	5.000%	940,000	990,976
Puerto Rico Highways & Transportation Authority Revenue Bonds Series 2005BB Escrowed to Maturity (AGM) (c)
07/01/22	5.250%	355,000	436,029
Triborough Bridge & Tunnel Authority
Prerefunded 01/01/22 Revenue Bonds
General Purpose
Series 1999B
01/01/30	5.500%	2,000,000	2,497,420
Prerefunded 05/15/18 Revenue Bonds
General Purpose
Series 2008A
11/15/21	5.000%	2,000,000	2,313,940
Revenue Bonds
General Purpose
Series 1992Y Escrowed to Maturity
01/01/17	5.500%	1,185,000	1,264,158
Series 2006A
11/15/19	5.000%	2,000,000	2,212,440
Total			20,593,597
RETIREMENT COMMUNITIES 2.0%
Erie County Industrial Development Agency (The) Revenue Bonds Orchard Park CRCC, Inc. Project Series 2006A
11/15/36	6.000%	1,000,000	1,011,590
New York State Dormitory Authority
Revenue Bonds
Miriam Osborn Memorial Home Association
Series 2012
07/01/26	5.000%	740,000	792,829
07/01/27	5.000%	700,000	743,456
Suffolk County Industrial Development Agency Refunding Revenue Bonds Jeffersons Ferry Project Series 2006
11/01/28	5.000%	2,500,000	2,579,775
Total			5,127,650

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL NON PROPERTY TAX 8.4%
Metropolitan Transportation Authority Revenue Bonds Series 2004A (NPFGC)
11/15/18	5.250%	$800,000	$938,616
New York City Transitional Finance Authority Building Aid Revenue Bonds Series 2007S-2 (NPFGC)
01/15/21	5.000%	4,300,000	4,721,787
New York City Transitional Finance Authority Revenue Bonds Future Tax Secured Series 2009A-1
05/01/27	5.000%	5,000,000	5,765,200
New York State Dormitory Authority Refunding Revenue Bonds Education Series 2005B (AMBAC)
03/15/26	5.500%	1,000,000	1,268,520
New York State Housing Finance Agency Revenue Bonds Series 2008A
09/15/19	5.000%	1,400,000	1,582,728
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds Series 2008A
04/01/21	5.000%	1,000,000	1,143,340
New York State Thruway Authority Revenue Bonds Transportation Series 2007A
03/15/22	5.000%	1,000,000	1,128,200
Virgin Islands Public Finance Authority (c)
Refunding Revenue Bonds
Series 2013B
10/01/24	5.000%	1,740,000	1,969,541
Revenue Bonds
Senior Lien-Matching Fund Loan Note
Series 2010A
10/01/25	5.000%	2,755,000	3,001,848
Total			21,519,780
STATE APPROPRIATED 8.1%
Erie County Industrial Development Agency (The)
Revenue Bonds
School District of Buffalo Project
Series 2008A (AGM)
05/01/18	5.000%	1,000,000	1,145,140
Series 2011A
05/01/30	5.250%	1,440,000	1,657,886
New York State Dormitory Authority
Refunding Revenue Bonds
Consolidated Service Contract
Series 2009A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE APPROPRIATED (CONTINUED)
07/01/24	5.000%	$3,000,000	$3,453,300
Revenue Bonds
Schools Program
Series 2000
07/01/20	6.250%	1,220,000	1,226,076
Series 2009
02/15/18	5.500%	1,000,000	1,158,170
State University Educational Facilities
3rd General Series 2005A (NPFGC)
05/15/21	5.500%	1,000,000	1,216,610
Series 1993A
05/15/15	5.250%	710,000	737,292
05/15/19	5.500%	2,500,000	2,908,075
Series 2000C (AGM)
05/15/17	5.750%	1,250,000	1,426,488
New York State Urban Development Corp.
Refunding Revenue Bonds
Service Contract
Series 2008B
01/01/26	5.000%	3,125,000	3,515,906
Series 2008C
01/01/22	5.000%	2,000,000	2,255,840
Total			20,700,783
TRANSPORTATION 7.4%
Metropolitan Transportation Authority
Revenue Bonds
Series 2005B (AMBAC)
11/15/24	5.250%	750,000	916,350
Series 2006 (CIFG/TCRS)
11/15/22	5.000%	2,280,000	2,501,502
Series 2006B
11/15/16	5.000%	1,500,000	1,655,505
Series 2007B
11/15/22	5.000%	1,500,000	1,685,835
Series 2008C
11/15/23	6.250%	3,570,000	4,240,125
Series 2010D
11/15/28	5.250%	3,000,000	3,374,940
Series 2014B
11/15/22	5.000%	1,000,000	1,192,700
Series 2014C
11/15/29	5.000%	3,000,000	3,438,900
Total			19,005,857
TURNPIKE / BRIDGE / TOLL ROAD 2.2%
Niagara Falls Bridge Commission Revenue Bonds Bridge System Series 1993A (AGM)
10/01/19	4.000%	2,000,000	2,167,720
Triborough Bridge & Tunnel Authority Refunding Revenue Bonds General Purpose Series 2011A
01/01/25	5.000%	3,000,000	3,533,670
Total			5,701,390

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER 0.9%
Rensselaer County Water Service & Sewer Authority
Revenue Bonds
Sewer Service
Series 2008
09/01/28	5.100%	$1,155,000	$1,215,280
Water Service
Series 2008
09/01/28	5.100%	1,060,000	1,115,321
Total			2,330,601
Total Municipal Bonds (Cost: $230,603,672)			$248,848,956

Issue Description	Effective Yield	Principal Amount	Value

Municipal Short Term 1.2%
LOCAL GENERAL OBLIGATION 1.2%
Town of Ramapo Limited General Obligation Notes BAN Series 2014-B
05/27/15	3.250%	3,000,000	3,028,140
Total Municipal Short Term (Cost: $3,028,876)			$3,028,140

	Shares	Value

Money Market Funds 0.7%
Dreyfus New York AMT-Free Municipal Money Market Fund, 0.000% (d)	1,833,838	$1,833,838
Total Money Market Funds (Cost: $1,833,838)		$1,833,838
Total Investments
(Cost: $235,466,386) (e)		$253,710,934(f)
Other Assets & Liabilities, Net		2,654,511
Net Assets		$256,365,445

Notes to Portfolio of Investments

(a)	Zero coupon bond.
(b)	Variable rate security.
(c)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2014, the value of these securities amounted to $5,407,418 or 2.11% of net assets.

(d)	The rate shown is the seven-day current annualized yield at July 31, 2014.
(e)

At July 31, 2014, the cost of securities for federal income tax purposes was approximately $235,466,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$18,409,000
Unrealized Depreciation	(164,000)
Net Unrealized Appreciation	$18,245,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CIFG	IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Authority
NPFGC	National Public Finance Guarantee Corporation
TCRS	Transferable Custodial Receipts
XLCA	XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	248,848,956	—	248,848,956
Total Bonds	—	248,848,956	—	248,848,956
Short-Term Securities
Municipal Short Term	—	3,028,140	—	3,028,140
Total Short-Term Securities	—	3,028,140	—	3,028,140
Mutual Funds
Money Market Funds	1,833,838	—	—	1,833,838
Total Mutual Funds	1,833,838	—	—	1,833,838
Total	1,833,838	251,877,096	—	253,710,934

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia California Tax-Exempt Fund

July 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 97.1%

AIRPORT 3.5%

City of Fresno Airport (a)
Refunding Revenue Bonds
Series 2013B AMT
07/01/28	5.000%	$500,000	$528,335
07/01/30	5.125%	1,050,000	1,111,960
County of Orange Airport Revenue Bonds Series 2009A
07/01/39	5.250%	2,500,000	2,731,575
County of Sacramento Airport System
Revenue Bonds
Senior Series 2009B
07/01/39	5.750%	3,000,000	3,422,370
County of Sacramento Airport System (a)
Revenue Bonds
Senior Series 2008B (AGM) AMT
07/01/39	5.250%	1,000,000	1,054,140
San Francisco City & County Airports Commission (a)
Refunding Revenue Bonds
2nd Series 2008-34E (AGM) AMT
05/01/25	5.750%	1,500,000	1,696,950
2nd Series 2011F AMT
05/01/29	5.000%	5,210,000	5,735,168
Total			16,280,498

DISPOSAL 0.5%

California Pollution Control Financing Authority Refunding Revenue Bonds Waste Management Series 2002A AMT (a)
01/01/22	5.000%	2,000,000	2,136,160

HIGHER EDUCATION 5.9%

California Educational Facilities Authority
Revenue Bonds
California College of the Arts
Series 2005
06/01/26	5.000%	1,000,000	1,014,810
California Lutheran University
Series 2008
10/01/21	5.250%	665,000	738,935
10/01/38	5.750%	3,000,000	3,379,920
Chapman University
Series 2011
04/01/31	5.000%	4,375,000	4,764,725
Loyola Marymount University
Series 2010A
10/01/40	5.125%	1,250,000	1,341,238
Woodbury University
Series 2006
01/01/25	5.000%	1,830,000	1,832,104
California Municipal Finance Authority
Revenue Bonds
Biola University
Series 2008
10/01/28	5.800%	2,000,000	2,214,600

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

HIGHER EDUCATION (CONTINUED)

Series 2013
10/01/38	5.000%	$1,000,000	$1,055,620
10/01/42	5.000%	2,360,000	2,485,764
California State University Revenue Bonds Systemwide Series 2009A
11/01/40	6.000%	2,000,000	2,363,740
California Statewide Communities Development Authority
Revenue Bonds
California Baptist University
Series 2014A
11/01/43	6.375%	3,000,000	3,296,400
Lancer Plaza Project
Series 2013
11/01/33	5.625%	1,400,000	1,442,098
11/01/43	5.875%	1,875,000	1,932,806
Total			27,862,760

HOSPITAL 11.8%

California Health Facilities Financing Authority
Refunding Revenue Bonds
Cedars Sinai Medical Center
Series 2005
11/15/34	5.000%	4,025,000	4,197,109
Revenue Bonds
Adventist Health System West
Series 2009A
09/01/39	5.750%	7,000,000	8,067,430
Catholic Healthcare
Series 2011A
03/01/41	5.250%	3,000,000	3,198,960
Catholic Healthcare West
Series 2009A
07/01/39	6.000%	1,000,000	1,109,610
Series 2009E
07/01/25	5.625%	1,125,000	1,259,044
Kaiser Permanente
Series 2006A
04/01/39	5.250%	3,350,000	3,463,197
St. Joseph Health System
Series 2009A
07/01/29	5.500%	1,500,000	1,736,205
St. Joseph Health Systems
Series 2013A
07/01/37	5.000%	2,000,000	2,167,420
Sutter Health
Series 2008A
08/15/30	5.000%	2,500,000	2,720,600
Series 2011B
08/15/31	5.875%	1,815,000	2,167,527
California Municipal Finance Authority
Certificate of Participation
Community Hospital of Central California
Series 2007
02/01/37	5.250%	2,500,000	2,543,875

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

HOSPITAL (CONTINUED)

Revenue Bonds
Community Hospitals of Central California
Series 2009
02/01/39	5.500%	$4,000,000	$4,154,720
California Statewide Communities Development Authority
Revenue Bonds
Catholic Healthcare West
Series 2008B
07/01/30	5.500%	1,920,000	2,099,155
Henry Mayo Newhall Memorial
Series 2014A (AGM)
10/01/43	5.250%	1,500,000	1,616,265
John Muir Health
Series 2006A
08/15/32	5.000%	3,000,000	3,178,620
Series 2009
07/01/39	5.125%	500,000	542,035
Sutter Health
Series 2011A
08/15/42	6.000%	2,000,000	2,393,800
Various Kaiser
Series 2001C
08/01/31	5.250%	1,100,000	1,152,283
City of Marysville Revenue Bonds Fremont-Rideout Health Series 2011
01/01/42	5.250%	4,000,000	4,213,240
City of Torrance Revenue Bonds Torrance Memorial Medical Center Series 2010A
09/01/30	5.000%	3,000,000	3,213,990
Total			55,195,085

INVESTOR OWNED 1.0%

City of Chula Vista
Revenue Bonds
San Diego Gas & Electric Co.
Series 2004D
01/01/34	5.875%	1,000,000	1,152,440
City of Chula Vista (a)
Revenue Bonds
San Diego Gas & Electric Co.
Series 2005D AMT
12/01/27	5.000%	3,500,000	3,739,855
Total			4,892,295

LOCAL APPROPRIATION 3.2%

City of Modesto Certificate of Participation Community Center Refinancing Project Series 1993A (AMBAC)
11/01/23	5.000%	2,235,000	2,258,937
Los Angeles Municipal Improvement Corp.
Revenue Bonds
Capital Equipment

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

LOCAL APPROPRIATION (CONTINUED)

Series 2008A
09/01/24	5.000%	$1,000,000	$1,081,220
Series 2008B
09/01/38	5.000%	3,000,000	3,117,630
Pico Rivera Public Financing Authority Revenue Bonds Series 2009
09/01/31	5.500%	1,500,000	1,645,875
Sacramento City Schools Joint Powers Financing Authority Refunding Revenue Bonds Series 2006A
03/01/40	5.000%	2,000,000	2,133,220
San Mateo County Board of Education Refunding Certificate of Participation Series 2009
06/01/35	5.250%	2,000,000	2,146,940
Victor Elementary School District Certificate of Participation School Construction Refinancing Series 1996 (NPFGC)
05/01/18	6.450%	2,265,000	2,505,588
Total			14,889,410

LOCAL GENERAL OBLIGATION 5.7%

Central Valley Schools Financing Authority Refunding Revenue Bonds School District General Obligation Bond Program Series 1998A (NPFGC)
02/01/18	6.450%	560,000	604,178
East Side Union High School District Unlimited General Obligation Refunding Bonds Series 2003B (NPFGC)
08/01/26	5.250%	2,010,000	2,379,016
Grossmont Healthcare District Unlimited General Obligation Bonds 2006 Election Series 2011B
07/15/34	6.000%	2,000,000	2,361,740
Los Angeles Unified School District Unlimited General Obligation Bonds Series 2009D
01/01/34	5.000%	750,000	841,898
Manteca Unified School District Unlimited General Obligation Bonds Capital Appreciation-Election of 2004 Series 2006 (NPFGC) (b)
08/01/32	0.000%	5,440,000	2,151,629
Menifee Union School District Unlimited General Obligation Bonds Election of 2008 Series 2008A
08/01/33	5.500%	3,125,000	3,537,562

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

LOCAL GENERAL OBLIGATION (CONTINUED)

New Haven Unified School District Unlimited General Obligation Refunding Bonds Series 2002 (AGM)
08/01/17	12.000%	$1,565,000	$2,089,165
Oakland Unified School District/Alameda County
Unlimited General Obligation Bonds
Election of 2006
Series 2012A
08/01/22	5.000%	750,000	835,988
08/01/32	5.500%	2,500,000	2,749,200
Series 2013
08/01/30	6.250%	1,095,000	1,293,940
Rocklin Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 1995C (NPFGC) (b)
07/01/20	0.000%	3,460,000	2,812,980
San Gorgonio Memorial Health Care District Unlimited General Obligation Refunding Bonds Series 2014
08/01/39	5.000%	4,000,000	4,205,720
Simi Valley Unified School District Refunding Certificate of Participation Capital Improvement Projects Series 1998 (AMBAC)
08/01/22	5.250%	925,000	992,839
Total			26,855,855

MULTI-FAMILY 2.8%

California Housing Finance Agency Revenue Bonds Multifamily Housing III Series 1999A AMT (a)
02/01/36	5.375%	2,280,000	2,281,003
California Municipal Finance Authority
Revenue Bonds
Caritas Affordable Housing
Senior Series 2014
08/15/49	5.250%	3,500,000	3,714,375
Subordinated Series 2014
08/15/49	5.875%	1,000,000	1,022,170
California Statewide Communities Development Authority
Refunding Revenue Bonds
University of California Irvine East Campus Apartments
Series 2006
05/15/38	5.000%	2,500,000	2,531,375
Series 2012
05/15/31	5.125%	2,000,000	2,134,940
Revenue Bonds
University of California Irvine East Campus Apartments
Series 2008
05/15/32	5.750%	1,500,000	1,608,240
Total			13,292,103

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MUNICIPAL POWER 3.0%

Anaheim Public Financing Authority Revenue Bonds Anaheim Electric Systems Distribution Series 2009
10/01/25	5.000%	$1,000,000	$1,120,060
City of Redding Certificate of Participation Series 2008A (AGM)
06/01/27	5.000%	865,000	966,612
City of Riverside Electric Revenue Bonds Series 2008D (AGM)
10/01/28	5.000%	1,325,000	1,493,222
City of Vernon Electric System
Revenue Bonds
Series 2009A
08/01/21	5.125%	2,730,000	3,037,944
Series 2012A
08/01/30	5.000%	1,000,000	1,078,540
Imperial Irrigation District Refunding Revenue Bonds System Series 2011A
11/01/31	6.250%	1,000,000	1,201,360
Modesto Irrigation District Certificate of Participation Series 2004B
07/01/35	5.500%	2,000,000	2,147,420
Southern California Public Power Authority Revenue Bonds Milford Wind Corridor Project Series 2010-1
07/01/30	5.000%	500,000	571,150
Walnut Energy Center Authority Revenue Bonds Series 2004A (AMBAC)
01/01/29	5.000%	2,500,000	2,508,075
Total			14,124,383

OTHER BOND ISSUE 1.8%

California Infrastructure & Economic Development Bank
Revenue Bonds
Series 2008
02/01/33	5.250%	3,000,000	3,296,430
02/01/38	5.250%	3,050,000	3,314,527
San Diego County Regional Airport Authority Revenue Bonds Consolidated Rental Car Facility Project Series 2014A
07/01/44	5.000%	1,500,000	1,629,435
Total			8,240,392

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

PORTS 1.1%

Port Commission of the City & County of San Francisco Revenue Bonds Series 2010A
03/01/40	5.125%	$5,000,000	$5,327,700

PREP SCHOOL 0.5%

California School Finance Authority Revenue Bonds KIPP Los Angeles Projects Series 2014A
07/01/44	5.125%	1,000,000	1,014,320
California Statewide Communities Development Authority Revenue Bonds Aspire Public Schools Series 2010
07/01/30	6.000%	1,420,000	1,465,937
Total			2,480,257

PREPAID GAS 0.3%

M-S-R Energy Authority Revenue Bonds Series 2009B
11/01/34	7.000%	1,000,000	1,355,890

REFUNDED / ESCROWED 4.8%

California Health Facilities Financing Authority
Prerefunded 02/01/20 Revenue Bonds
Insured Episcopal Home
Series 2010B
02/01/32	6.000%	2,000,000	2,471,200
Prerefunded 10/01/18 Revenue Bonds
Providence Health
Series 2008
10/01/38	6.500%	1,470,000	1,805,866
Providence Health & Services
Series 2008C
10/01/28	6.250%	500,000	610,285
City of Newport Beach Prerefunded 12/01/21 Revenue Bonds Hoag Memorial Presbyterian Hospital Series 2011
12/01/40	6.000%	1,000,000	1,282,930
City of Pomona Refunding Revenue Bonds Series 1990B Escrowed to Maturity (GNMA/FHLMC)
08/01/23	7.500%	790,000	1,005,259
City of Redding Revenue Bonds Series 1992 Escrowed to Maturity (NPFGC) (c)
07/01/22	12.203%	370,000	523,735

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

REFUNDED / ESCROWED (CONTINUED)

County of Riverside Revenue Bonds Series 1989A Escrowed to Maturity (GNMA) AMT (a)
05/01/21	7.800%	$2,500,000	$3,433,725
San Joaquin Hills Transportation Corridor Agency Revenue Bonds Senior Lien Series 1993 Escrowed to Maturity (b)
01/01/20	0.000%	12,000,000	11,138,520
Total			22,271,520

RESOURCE RECOVERY 0.6%

California Municipal Finance Authority Revenue Bonds UTS Renewable Energy - Waste Water Series 2011 AMT (a)(d)(e)
12/01/32	7.500%	2,825,000	2,857,177

RETIREMENT COMMUNITIES 3.3%

ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2011
07/01/31	6.000%	2,200,000	2,455,046
Series 2012
07/01/47	5.000%	3,000,000	3,096,090
California Statewide Communities Development Authority
Refunding Revenue Bonds
Episcopal Communities and Services
Series 2012
05/15/42	5.000%	3,000,000	3,101,430
Revenue Bonds
American Baptist Homes West
Series 2010
10/01/39	6.250%	1,500,000	1,608,285
Covenant Retirement Communities, Inc.
Series 2013
12/01/36	5.625%	2,000,000	2,112,020
Eskaton Properties, Inc.
Series 2012
11/15/34	5.250%	1,250,000	1,305,387
City of La Verne Certificate of Participation Brethren Hillcrest Homes Series 2014
05/15/36	5.000%	1,100,000	1,117,809
Los Angeles County Regional Financing Authority Revenue Bonds Montecedro, Inc. Project Series 2014A
11/15/44	5.000%	500,000	534,950
Total			15,331,017

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SINGLE FAMILY 0.6%

California Housing Finance Agency (a)
Revenue Bonds
Home Mortgage
Series 2006H (FGIC) AMT
08/01/30	5.750%	$350,000	$365,768
Series 2006K AMT
08/01/26	4.625%	2,500,000	2,541,025
02/01/42	5.500%	135,000	137,816
Total			3,044,609

SPECIAL NON PROPERTY TAX 1.2%

Riverside County Transportation Commission Revenue Bonds Limited Tax Series 2010A
06/01/32	5.000%	5,000,000	5,494,800

SPECIAL PROPERTY TAX 20.3%

Anaheim Community Facilities District No. 06-2 Special Tax Bonds Stadium Lofts Series 2007
09/01/37	5.000%	1,000,000	1,007,050
Bakersfield Redevelopment Agency
Tax Allocation Bonds
Old Town Kern Pioneer
Series 2009A
08/01/29	7.500%	1,720,000	1,877,621
Southeast Bakersfield
Series 2009B
08/01/29	7.250%	805,000	869,955
Carson Redevelopment Agency Successor Agency Tax Allocation Bonds Housing Series 2010A
10/01/30	5.000%	5,000,000	5,312,700
Cerritos Public Financing Authority Tax Allocation Bonds Los Coyotes Redevelopment Project Loan Series 1993A (AMBAC)
11/01/23	6.500%	2,000,000	2,418,620
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/30	5.000%	2,500,000	2,640,475
09/01/38	5.000%	625,000	650,975
City of Carson Special Assessment Bonds District No. 92-1 Series 1992
09/02/22	7.375%	100,000	100,224

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SPECIAL PROPERTY TAX (CONTINUED)

City of Palo Alto Refunding & Improvement Special Assessment Bonds Limited Obligation-University Ave. Series 2012
09/02/29	5.000%	$800,000	$862,224
City of Yucaipa Refunding Special Tax Bonds Community Facilities District No. 98-1 Series 2011
09/01/30	5.375%	1,500,000	1,638,315
Corona-Norca Unified School District Refunding Special Tax Bonds Community Facilities District #98-1 Series 2013
09/01/32	5.000%	1,300,000	1,397,123
Corona-Norco Unified School District Public Financing Authority Refunding Special Tax Bonds Senior Lien Series 2013-A
09/01/32	5.000%	500,000	528,770
Eastern Municipal Water District
Special Tax Bonds
District No. 2004-27 Cottonwood
Series 2006
09/01/27	5.000%	190,000	193,941
09/01/36	5.000%	480,000	485,592
Elk Grove Unified School District
Refunding Special Tax Bonds
Community Facilities District No. 1
Series 1995 (AMBAC)
12/01/24	6.500%	3,000,000	3,598,710
Elk Grove Unified School District (b)
Refunding Special Tax Bonds
Capital Appreciation-Community Facilities No. 1
Series 1995 (AMBAC)
12/01/18	0.000%	2,720,000	2,222,294
Folsom Redevelopment Agency
Tax Allocation Bonds
Central Folsom Redevelopment Project
Series 2009
08/01/29	5.125%	1,000,000	1,045,000
08/01/36	5.500%	1,000,000	1,048,430
Inglewood Redevelopment Agency Refunding Tax Allocation Bonds Merged Redevelopment Project Series 1998A (AMBAC)
05/01/23	5.250%	2,100,000	2,312,247
Inland Valley Development Agency Refunding Tax Allocation Bonds Series 2014A
09/01/44	5.000%	5,000,000	5,333,050

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SPECIAL PROPERTY TAX (CONTINUED)

Jurupa Public Financing Authority Refunding Special Tax Bonds Series 2014A (f)
09/01/42	5.000%	$1,000,000	$1,069,420
Long Beach Bond Finance Authority Tax Allocation Bonds Series 2006C (AMBAC)
08/01/31	5.500%	3,250,000	3,322,247
Los Angeles Community Redevelopment Agency Tax Allocation Bonds Hollywood Redevelopment Project Series 1998C (NPFGC)
07/01/18	5.375%	1,665,000	1,863,634
Mountain View Shoreline Regional Park Community
Tax Allocation Bonds
Series 2011A
08/01/35	5.625%	1,300,000	1,426,204
08/01/40	5.750%	2,000,000	2,214,440
Oakdale Public Financing Authority Tax Allocation Bonds Central City Redevelopment Project Series 2004
06/01/33	5.375%	1,500,000	1,500,210
Oakland Redevelopment Successor Agency Refunding Tax Allocation Bonds Subordinated Series 2013
09/01/20	5.000%	2,000,000	2,332,840
Palmdale Civic Authority Refunding Revenue Bonds Redevelopment Project No. 1 Series 2009A
07/01/27	6.000%	4,780,000	5,313,066
Pittsburg Successor Agency Redevelopment Agency Tax Allocation Bonds Los Medanos Community Development Project Series 1999 (AMBAC) (b)
08/01/24	0.000%	2,100,000	1,356,495
Poway Unified School District Special Tax Bonds Community Facilities District No. 6-4S Ranch Series 2012
09/01/31	5.000%	1,370,000	1,472,599
Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Bonds Housing Set Aside Series 2007A (NPFGC)
09/01/34	5.000%	3,200,000	3,306,880
Riverside Public Financing Authority Unrefunded Revenue Bonds Multiple Loans Series 1991A
02/01/18	8.000%	15,000	15,347

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SPECIAL PROPERTY TAX (CONTINUED)

San Diego Redevelopment Agency Tax Allocation Bonds Capital Appreciation Series 2001 (AGM) (b)
09/01/20	0.000%	$3,630,000	$3,104,557
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay North Redevelopment
Series 2009C
08/01/29	6.000%	1,035,000	1,163,858
08/01/39	6.500%	2,625,000	2,973,075
Mission Bay South Redevelopment
Series 2009D
08/01/29	6.375%	1,000,000	1,125,950
Mission Bay South Redevelopment Project
Series 2014A
08/01/43	5.000%	1,000,000	1,073,230
San Francisco Redevelopment Projects
Series 2009B
08/01/28	6.125%	1,010,000	1,132,614
08/01/32	6.500%	500,000	561,920
Series 2011B
08/01/26	6.125%	500,000	576,475
08/01/31	6.250%	2,600,000	2,954,224
08/01/41	6.625%	1,600,000	1,822,608
Santa Monica Redevelopment Agency Tax Allocation Bonds Earthquake Recovery Redevelopment Series 2011
07/01/36	5.875%	1,250,000	1,430,113
Santee Community Development Commission Tax Allocation Bonds Santee Community Redevelopment Project Series 2011A
08/01/31	7.000%	1,000,000	1,203,200
Sulphur Springs Union School District
Refunding Special Tax Bonds
Community Facilities District No. 2002-1-SE
Series 2012
09/01/30	5.000%	1,270,000	1,385,329
09/01/31	5.000%	1,365,000	1,477,053
09/01/33	5.000%	1,000,000	1,065,610
Temecula Redevelopment Agency
Tax Allocation Bonds
Housing Redevelopment Project No. 1
Series 2011A
08/01/31	6.750%	1,000,000	1,201,610
08/01/39	7.000%	2,100,000	2,526,825
Union City Community Redevelopment Agency Tax Allocation Bonds Subordinated Lien-Community Redevelopment Project Series 2011
12/01/33	6.875%	1,500,000	1,819,440

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SPECIAL PROPERTY TAX (CONTINUED)

West Covina Community Development Commission Refunding Special Tax Bonds Fashion Plaza Series 1996
09/01/17	6.000%	$1,905,000	$2,027,168
Yorba Linda Redevelopment Agency
Tax Allocation Bonds
Subordinated Lien-Redevelopment Project
Series 2011A
09/01/26	6.000%	1,000,000	1,157,190
09/01/32	6.500%	2,000,000	2,359,720
Total			94,878,467

STATE APPROPRIATED 9.0%

California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012-G
11/01/37	5.000%	6,825,000	7,445,393
Series 2012G
11/01/29	5.000%	2,500,000	2,816,175
Revenue Bonds
Judical Council Projects
Series 2013A
03/01/38	5.000%	2,500,000	2,727,450
Judicial Council Projects
Series 2011D
12/01/31	5.000%	5,100,000	5,709,756
Series 2013A
03/01/32	5.000%	1,500,000	1,673,775
Series 2014A
09/01/39	5.000%	3,895,000	4,293,653
Series 2014B
10/01/39	5.000%	1,000,000	1,103,030
State University Projects
Series 2011B
10/01/31	5.000%	1,200,000	1,318,752
Various Capital Projects
Series 2011A
10/01/31	5.125%	5,000,000	5,632,300
Subordinated Series 2009I-1
11/01/29	6.125%	5,000,000	5,998,850
Subordinated Series 2010A-1
03/01/35	6.000%	2,750,000	3,272,280
Total			41,991,414

STATE GENERAL OBLIGATION 12.0%

State of California
Unlimited General Obligation Bonds
Series 2008
08/01/34	5.000%	3,000,000	3,322,380
Various Purpose
Series 2005
03/01/32	5.000%	1,000,000	1,055,360
Series 2007
12/01/31	5.000%	3,500,000	3,849,965
12/01/32	5.000%	5,000,000	5,491,400

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

STATE GENERAL OBLIGATION (CONTINUED)

Series 2009
10/01/29	5.000%	$4,500,000	$5,090,895
04/01/31	5.750%	2,750,000	3,243,515
04/01/35	6.000%	4,000,000	4,730,920
04/01/38	6.000%	10,500,000	12,356,925
11/01/39	5.500%	4,965,000	5,672,363
Series 2010
03/01/30	5.250%	1,000,000	1,143,020
03/01/33	6.000%	4,000,000	4,799,080
03/01/40	5.500%	4,800,000	5,478,768
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/29	5.300%	2,000	2,008
Total			56,236,599

TURNPIKE / BRIDGE / TOLL ROAD 1.5%

Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Series 2014A
01/15/46	5.750%	2,850,000	3,208,331
Revenue Bonds
Senior Lien
Series 1995A (NPFGC)
01/01/35	5.000%	2,000,000	2,005,040
Riverside County Transportation Commission Revenue Bonds Senior Lien Series 2013A
06/01/48	5.750%	1,500,000	1,672,815
Total			6,886,186

WATER & SEWER 2.7%

City of Big Bear Lake Water Refunding Revenue Bonds Series 1996 (NPFGC)
04/01/15	6.000%	370,000	379,128
City of Lodi Certificate of Participation Series 2007A (AGM)
10/01/37	5.000%	1,250,000	1,335,537
Eastern Municipal Water District Certificate of Participation Series 2008H
07/01/33	5.000%	1,000,000	1,118,280
Rowland Water District Certificate of Participation Recycled Water Project Series 2008
12/01/39	6.250%	2,235,000	2,608,178
San Diego Public Facilities Financing Authority Sewer
Revenue Bonds
Senior Series 2009A
05/15/34	5.250%	1,500,000	1,711,635
05/15/39	5.250%	3,000,000	3,401,340

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

WATER & SEWER (CONTINUED)

San Diego Public Facilities Financing Authority Revenue Bonds Series 2009B
08/01/34	5.375%	$2,000,000	$2,312,460
Total			12,866,558

Total Municipal Bonds (Cost: $410,937,921)			$454,791,135

	Shares	Value

Money Market Funds 1.7%

Dreyfus General California Municipal Money Market Fund, 0.000% (g)	3,211,912	$3,211,912
JPMorgan Tax-Free Money Market Fund, 0.010% (g)	4,544,705	4,544,705

Total Money Market Funds (Cost: $7,756,617)		$7,756,617

Total Investments
(Cost: $418,694,538) (h)		$462,547,752(i)
Other Assets & Liabilities, Net		5,710,609
Net Assets		$468,258,361

Notes to Portfolio of Investments

(a)                                     Income from this security may be subject to alternative minimum tax.

(b)                                     Zero coupon bond.

(c)                                     Variable rate security.

(d)                                     Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, the value of these securities amounted to $2,857,177 or 0.61% of net assets.

(e)                                     Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at July 31, 2014 was $2,857,177, which represents 0.61% of net assets.  Information concerning such security holdings at July 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
California Municipal Finance Authority
Revenue Bonds
UTS Renewable Energy - Waste Water
Series 2011 AMT
12/01/32 7.500%	12-22-2011	2,825,000

(f)                                       Represents a security purchased on a when-issued or delayed delivery basis.

(g)                                     The rate shown is the seven-day current annualized yield at July 31, 2014.

(h)                                     At July 31, 2014, the cost of securities for federal income tax purposes was approximately $418,695,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$44,645,000
Unrealized Depreciation	(792,000)
Net Unrealized Appreciation	$43,853,000

(i)                                        Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM                       Assured Guaranty Municipal Corporation

AMBAC          Ambac Assurance Corporation

AMT                         Alternative Minimum Tax

FGIC                     Financial Guaranty Insurance Company

FHLMC          Federal Home Loan Mortgage Corporation

GNMA               Government National Mortgage Association

NPFGC         National Public Finance Guarantee Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	454,791,135	—	454,791,135
Total Bonds	—	454,791,135	—	454,791,135
Mutual Funds
Money Market Funds	7,756,617	—	—	7,756,617
Total Mutual Funds	7,756,617	—	—	7,756,617
Total	7,756,617	454,791,135	—	462,547,752

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia International Bond Fund

July 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes(a) 0.6%

SUPRA-NATIONAL 0.3%
Eurofima Senior Unsecured
10/21/19	4.375%	EUR	$100,000	$157,826

UKRAINE 0.3%

MHP SA (b)
04/02/20	8.250%		200,000	183,000
Total Corporate Bonds & Notes (Cost: $338,516)				$340,826

Inflation-Indexed Bonds(a) 0.1%

URUGUAY 0.1%
Uruguay Government International Bond
04/05/27	4.250%	UYU	794,000	65,367
Total Inflation-Indexed Bonds (Cost: $74,962)				$65,367

Foreign Government Obligations(a)(c) 82.5%

BRAZIL 0.6%
Brazilian Government International Bond
Senior Unsecured
02/03/15	7.375%	EUR	30,000	41,445
03/07/15	7.875%		50,000	52,150
01/20/34	8.250%		70,000	96,425
Petrobras International Finance Co.
01/27/21	5.375%		150,000	154,309
Total				344,329
BULGARIA 0.1%
Bulgaria Government International Bond Senior Unsecured
01/15/15	8.250%		60,000	61,890
CANADA 4.8%
Canadian Government Bond
09/01/18	1.250%	CAD	900,000	818,514
Province of Ontario
06/02/19	4.400%	CAD	1,100,000	1,117,726
Province of Quebec
12/01/17	4.500%	CAD	700,000	701,830
Senior Unsecured
04/29/19	5.000%	EUR	50,000	80,324
Total				2,718,394
COLOMBIA 0.9%
Colombia Government International Bond

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(c) (continued)

COLOMBIA (CONTINUED)

Senior Unsecured
07/12/21	4.375%		$200,000	$213,000
05/21/24	8.125%		50,000	67,250
Ecopetrol SA Senior Unsecured
07/23/19	7.625%		45,000	54,237
Empresas Publicas de Medellin ESP Senior Unsecured (b)
02/01/21	8.375%	COP	340,000,000	191,110
Total				525,597

DOMINICAN REPUBLIC 0.5%

Dominican Republic International Bond Senior Unsecured (b)
05/06/21	7.500%		250,000	287,246

FRANCE 7.4%

France Government Bond OAT
04/25/17	3.750%	EUR	350,000	514,932
10/25/18	4.250%	EUR	770,000	1,201,020
11/25/18	1.000%	EUR	500,000	687,928
04/25/19	4.250%	EUR	228,000	360,105
French Treasury Note BTAN
02/25/16	2.250%	EUR	1,000,000	1,384,862
Total				4,148,847

GUATEMALA 0.6%

Guatemala Government Bond Senior Unsecured (b)
06/06/22	5.750%		300,000	323,250

HUNGARY 0.1%

Hungary Government International Bond Senior Unsecured
07/18/16	3.500%	EUR	40,000	55,690

INDONESIA 5.7%

Indonesia Government International Bond
Senior Unsecured
04/20/15	7.250%		38,000	39,757
Indonesia Government International Bond (b)
Senior Unsecured
04/20/15	7.250%		80,000	83,700
Indonesia Treasury Bond
Senior Unsecured
07/15/17	10.000%	IDR	3,800,000,000	348,737
03/15/24	8.375%	IDR	15,600,000,000	1,379,106
09/15/25	11.000%	IDR	5,830,000,000	601,758
Majapahit Holding BV (b)
08/07/19	8.000%		450,000	534,937

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(c) (continued)
INDONESIA (CONTINUED)
PT Perusahaan Listrik Negara Senior Unsecured (b)
11/22/21	5.500%		$200,000	$212,308
Total				3,200,303
ITALY 5.6%
Italy Buoni Poliennali Del Tesoro
12/01/18	3.500%	EUR	1,000,000	1,471,978
09/01/22	5.500%	EUR	1,000,000	1,655,869
Total				3,127,847
KAZAKHSTAN 0.4%
KazMunayGas National Co. JSC Senior Unsecured (b)
05/05/20	7.000%		200,000	230,750
LITHUANIA 0.3%
Lithuania Government International Bond Senior Unsecured (b)
03/09/21	6.125%		120,000	139,723
MEXICO 10.8%
Comision Federal de Electricidad Senior Unsecured (b)
05/26/21	4.875%		200,000	212,500
Mexican Bonos
12/13/18	8.500%	MXN	11,205,000	973,671
06/11/20	8.000%	MXN	13,300,000	1,151,863
12/05/24	10.000%	MXN	14,600,000	1,456,844
05/31/29	8.500%	MXN	19,000,000	1,730,890
Mexico Government International Bond
Senior Unsecured
01/15/17	5.625%		90,000	98,955
01/11/40	6.050%		40,000	48,310
Pemex Project Funding Master Trust
01/21/21	5.500%		300,000	331,590
Petroleos Mexicanos
02/24/25	5.500%	EUR	20,000	32,834
Total				6,037,457
NETHERLANDS 1.7%
Netherlands Government Bond (b)
07/15/20	3.500%	EUR	600,000	938,848
NEW ZEALAND 4.9%
New Zealand Government Bond
Senior Unsecured
12/15/17	6.000%	NZD	500,000	452,465
05/15/21	6.000%	NZD	150,000	141,004

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(c) (continued)
NEW ZEALAND (CONTINUED)
04/15/23	5.500%	NZD	$2,326,000	$2,149,503
Total				2,742,972
PANAMA 0.1%
Panama Government International Bond Senior Unsecured
01/26/36	6.700%		65,000	79,950
PERU 3.0%
Peruvian Government International Bond
Senior Unsecured
07/21/25	7.350%		200,000	264,000
08/12/26	8.200%	PEN	3,000,000	1,320,921
11/21/33	8.750%		27,000	41,175
03/14/37	6.550%		45,000	56,475
Total				1,682,571
PHILIPPINES 1.1%
Philippine Government International Bond
Senior Unsecured
03/17/15	8.875%		105,000	110,119
01/15/21	4.950%	PHP	20,000,000	496,762
Total				606,881
POLAND 5.4%
Poland Government Bond
10/25/19	5.500%	PLN	7,200,000	2,588,059
10/25/21	5.750%	PLN	1,000,000	371,278
Poland Government International Bond Senior Unsecured
10/19/15	5.000%		50,000	52,625
Total				3,011,962
PORTUGAL 4.9%
Portugal Government International Bond (b)
10/15/24	5.125%		1,393,000	1,397,778
Portugal Obrigacoes do Tesouro OT Senior Unsecured (b)
04/15/21	3.850%	EUR	978,000	1,380,938
Total				2,778,716
ROMANIA 3.1%
Romanian Government International Bond
06/24/19	4.750%	RON	4,300,000	1,375,839
Romanian Government International Bond (b)
Senior Unsecured
02/07/22	6.750%		300,000	357,750
Total				1,733,589

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(c) (continued)
RUSSIAN FEDERATION 1.8%
Gazprom OAO Via Gaz Capital SA (b)
Senior Unsecured
04/11/18	8.146%		$200,000	$222,000
03/07/22	6.510%		400,000	414,200
Russian Foreign Bond - Eurobond
Senior Unsecured
03/31/30	7.500%		97,270	110,110
Russian Foreign Bond - Eurobond (b)
Senior Unsecured
04/29/20	5.000%		100,000	104,900
03/31/30	7.500%		137,000	155,084
Total				1,006,294
SOUTH AFRICA 2.0%
South Africa Government Bond
01/15/20	7.250%	ZAR	11,000,000	1,006,526
South Africa Government International Bond Senior Unsecured
03/08/41	6.250%		120,000	136,656
Total				1,143,182
SPAIN 4.9%
Spain Government Bond
Senior Unsecured
04/30/20	4.000%	EUR	400,000	610,500
Spain Government Bond (b)
04/30/24	3.800%	EUR	1,460,000	2,168,422
Total				2,778,922
TURKEY 1.6%
Export Credit Bank of Turkey Senior Unsecured (b)
04/24/19	5.875%		200,000	214,980
Turkey Government International Bond
Senior Unsecured
03/30/21	5.625%		450,000	492,696
02/05/25	7.375%		140,000	170,940
Total				878,616

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(c) (continued)
UNITED KINGDOM 10.1%
Network Rail Infrastructure Finance PLC Government Guaranteed
12/09/30	4.375%	GBP	$60,000	$115,037
United Kingdom Gilt
03/07/19	4.500%	GBP	700,000	1,318,675
07/22/19	1.750%	GBP	907,000	1,512,055
09/07/20	3.750%	GBP	450,000	827,467
09/07/21	3.750%	GBP	430,000	793,402
03/07/25	5.000%	GBP	253,000	516,373
03/07/36	4.250%	GBP	300,000	586,546
Total				5,669,555
URUGUAY 0.1%
Uruguay Government International Bond Senior Unsecured PIK
01/15/33	7.875%		40,000	54,000
Total Foreign Government Obligations (Cost: $45,872,006)				$46,307,381

	Shares	Value

Money Market Funds 14.0%

Columbia Short-Term Cash Fund, 0.097% (d)(e)	7,850,337	$7,850,337
Total Money Market Funds (Cost: $7,850,337)		$7,850,337
Total Investments
(Cost: $54,135,821) (f)		$54,563,911(g)
Other Assets & Liabilities, Net		1,591,973
Net Assets		$56,155,884

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at July 31, 2014

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
STCB	09/17/2014	1,118,626	USD	645,000,000	CLP	3,464	—
SSB	09/04/2014	1,245,275	USD	2,800,000	BRL	—	(22,646)
STCB	08/25/2014	1,933,476	USD	6,150,000	MYR	—	(18,196)
HSBC	08/07/2014	2,514,000	CAD	2,333,185	USD	27,677	—
UBS	08/14/2014	5,000,000	CHF	5,597,600	USD	95,153	—
UBS	08/14/2014	712,000	NZD	624,887	USD	20,653	—
SSB	09/04/2014	2,800,000	BRL	1,251,341	USD	28,712	—
UBS	08/14/2014	2,550,000	NZD	2,163,185	USD	—	(855)
JPMS	08/14/2014	4,200,000	EUR	5,618,021	USD	—	(6,171)
STCB	08/14/2014	3,330,000	GBP	5,630,198	USD	8,625	—
Total						184,284	(47,868)

Futures Contracts Outstanding at July 31, 2014

At July 31, 2014, cash totaling $63,400 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE	(5)	USD	(623,047)	09/2014	5,260	—
US 2YR NOTE	(4)	USD	(877,688)	09/2014	1,161	—
US 5YR NOTE	(62)	USD	(7,367,828)	09/2014	65,782	—
Total					72,203	—

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, the value of these securities amounted to $9,753,424 or 17.37% of net assets.

(c)	Principal and interest may not be guaranteed by the government.
(d)	The rate shown is the seven-day current annualized yield at July 31, 2014.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,085,789	15,196,219	(10,431,671)	7,850,337	1,427	7,850,337

(f)

At July 31, 2014, the cost of securities for federal income tax purposes was approximately $54,136,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,589,000
Unrealized Depreciation	(1,161,000)
Net Unrealized Appreciation	$428,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

PIK	Payment-in-Kind

Currency Legend

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah

MXN	Mexican Peso
MYR	Malaysia Ringgits
NZD	New Zealand Dollar
PEN	Peru Nuevos Soles
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romania, New Lei
USD	US Dollar
UYU	Uruguay Pesos
ZAR	South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•      Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as of ten as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoringprocedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	340,826	—	340,826
Inflation-Indexed Bonds	—	65,367	—	65,367
Foreign Government Obligations	—	46,307,381	—	46,307,381
Total Bonds	—	46,713,574	—	46,713,574
Mutual Funds
Money Market Funds	7,850,337	—	—	7,850,337
Total Mutual Funds	7,850,337	—	—	7,850,337
Investments in Securities	7,850,337	46,713,574	—	54,563,911
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	184,284	—	184,284
Futures Contracts	72,203	—	—	72,203
Liabilities
Forward Foreign Currency Exchange Contracts	—	(47,868)	—	(47,868)
Total	7,922,540	46,849,990	—	54,772,530

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia New York Tax-Exempt Fund

July 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 96.6%
AIR TRANSPORTATION 4.7%
New York City Industrial Development Agency (a)
Refunding Revenue Bonds
Trips Obligated Group
Senior Series 2012A AMT
07/01/28	5.000%	$2,000,000	$2,133,800
Revenue Bonds
Terminal One Group Association Project
Series 2005 AMT
01/01/15	5.500%	1,500,000	1,531,110
New York City Industrial Development Agency (a)(b)
Revenue Bonds
Terminal One Group Association Project
Series 2005 AMT
01/01/24	5.500%	2,000,000	2,121,000
Port Authority of New York & New Jersey Revenue Bonds JFK International Air Terminal Series 2010
12/01/42	6.000%	2,000,000	2,294,560
Total			8,080,470
ASSISTED LIVING 0.6%
Mount Vernon Industrial Development Agency
Revenue Bonds
Wartburg Senior Housing, Inc. - Meadowview
Series 1999
06/01/19	6.150%	500,000	500,565
06/01/29	6.200%	615,000	615,240
Total			1,115,805
HIGHER EDUCATION 11.0%
Dutchess County Local Development Corp. Refunding Revenue Bonds Marist College Project Series 2012A
07/01/21	5.000%	675,000	788,825
Geneva Development Corp. Refunding Revenue Bonds Hobart & William Smith College Series 2012
09/01/25	5.000%	295,000	337,138
Nassau County Industrial Development Agency Refunding Revenue Bonds New York Institute of Technology Project Series 2000A
03/01/26	4.750%	1,210,000	1,265,878
New York State Dormitory Authority
Revenue Bonds
Consolidated City University System 5th General Resolution
Series 2008B
07/01/27	5.000%	1,000,000	1,125,090
Cornell University
Series 2006A
07/01/31	5.000%	1,000,000	1,070,600
Manhattan Marymount College
Series 2009

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
07/01/29	5.250%	$1,500,000	$1,563,840
Mount Sinai School of Medicine
Series 2009
07/01/39	5.125%	1,000,000	1,052,920
Pratt Institute
Series 2009C (AGM)
07/01/39	5.125%	1,000,000	1,060,260
St. John’s University
Series 2007A (NPFGC)
07/01/32	5.250%	1,000,000	1,047,530
Series 2007C (NPFGC)
07/01/26	5.250%	1,205,000	1,444,180
Series 2012A
07/01/27	5.000%	240,000	271,162
State University Dormitory Facilities
Series 2011A
07/01/31	5.000%	1,000,000	1,125,990
Teacher’s College
Series 2009
03/01/39	5.500%	500,000	549,405
The New School
Series 2010
07/01/40	5.500%	1,500,000	1,633,110
Niagara Area Development Corp. Revenue Bonds Niagara University Project Series 2012A
05/01/35	5.000%	500,000	524,845
Seneca County Industrial Development Agency Revenue Bonds New York Chiropractic College Series 2007
10/01/27	5.000%	750,000	776,122
St. Lawrence County Industrial Development Agency Revenue Bonds Clarkson University Project Series 2007
07/01/31	5.000%	1,000,000	1,037,560
Town of Hempstead Local Development Corp. Revenue Bonds Molloy College Project Series 2009
07/01/39	5.750%	1,000,000	1,073,220
Yonkers Industrial Development Agency Revenue Bonds Sarah Lawrence College Project Series 2001A
06/01/29	6.000%	1,000,000	1,108,820
Total			18,856,495

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL 17.5%
Albany Industrial Development Agency Revenue Bonds St. Peters Hospital Project Series 2008A
11/15/27	5.250%	$2,000,000	$2,195,120
Dutchess County Local Development Corp. Revenue Bonds Series 2014A
07/01/44	5.000%	1,000,000	1,062,640
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
Rochester General Hospital
Series 2013A
12/01/32	5.000%	1,350,000	1,453,721
Revenue Bonds
Unity Hospital-Rochester Project
Series 2010 (FHA)
08/15/35	5.750%	2,000,000	2,386,420
New York State Dormitory Authority
Revenue Bonds
Kaleida Health
Series 2006 (FHA)
02/15/35	4.700%	1,000,000	1,014,150
Mount Sinai Hospital
Series 2010A
07/01/26	5.000%	2,275,000	2,519,312
Series 2011A
07/01/41	5.000%	2,000,000	2,142,200
NYU Hospital Center
Series 2007B
07/01/37	5.625%	1,000,000	1,090,300
New York Hospital Medical Center
Series 2007 (FHA)
02/15/37	4.750%	975,000	998,390
New York University Hospital Center
Series 2007B
07/01/24	5.250%	640,000	682,867
Series 2011A
07/01/31	5.750%	800,000	890,896
North Shore-Long Island Jewish Obligation Group
Series 2007A
05/01/32	5.000%	1,000,000	1,034,700
Series 2009A
05/01/37	5.500%	2,000,000	2,159,000
Orange Regional Medical Center
Series 2008
12/01/29	6.125%	900,000	945,369
University of Rochester
Series 2007B
07/01/27	5.000%	1,000,000	1,085,240
Series 2009A
07/01/39	5.125%	1,000,000	1,118,780

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Onondaga Civic Development Corp. Revenue Bonds St. Joseph’s Hospital Health Center Project Series 2014
07/01/31	5.125%	$1,000,000	$1,034,830
Saratoga County Industrial Development Agency Revenue Bonds Saratoga Hospital Project Series 2007B
12/01/32	5.250%	500,000	519,135
Suffolk County Economic Development Corp. Revenue Bonds Catholic Health Services Series 2011
07/01/28	5.000%	3,500,000	3,777,550
Westchester County Healthcare Corp. Revenue Bonds Senior Lien Series 2010C-2
11/01/37	6.125%	1,850,000	2,080,603
Total			30,191,223
HUMAN SERVICE PROVIDER 0.6%
Dutchess County Local Development Corp. Revenue Bonds Anderson Center Services, Inc. Project Series 2010
10/01/30	6.000%	1,000,000	1,031,560
INDEPENDENT POWER 0.5%
Suffolk County Industrial Development Agency Revenue Bonds Nissequogue Cogen Partners Facility Series 1998 AMT (a)
01/01/23	5.500%	930,000	929,330
INVESTOR OWNED 2.0%
New York State Energy Research & Development Authority
Revenue Bonds
Brooklyn Union Gas Co. Project
Series 1996 (NPFGC)
01/01/21	5.500%	2,000,000	2,008,120
New York State Energy Research & Development Authority (b)
Revenue Bonds
Series 1993
04/01/20	12.383%	1,500,000	1,504,110
Total			3,512,230

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION 1.3%
New York State Dormitory Authority Revenue Bonds Capital Appreciation-Court Facilities Series 1998 (c)
08/01/19	0.000%	$1,200,000	$1,121,256
Suffolk County Judicial Facilities Agency Revenue Bonds H. Lee Dennison Building Series 2013
11/01/25	5.000%	1,000,000	1,095,640
Total			2,216,896
LOCAL GENERAL OBLIGATION 5.3%
City of New York
Unlimited General Obligation Bonds
Series 2013J
08/01/24	5.000%	1,000,000	1,188,980
Subordinated Series 2009I-1
04/01/27	5.125%	1,500,000	1,726,380
City of Syracuse Unlimited General Obligation Bonds Airport Terminal Security Access Improvement Series 2011 AMT (a)
11/01/36	5.000%	1,750,000	1,842,207
County of Monroe Unlimited General Obligation Refunding & Public Improvement Bonds Series 1996 (NPFGC)
03/01/15	6.000%	1,250,000	1,287,325
Mount Sinai Union Free School District Unlimited General Obligation Refunding Bonds Series 1992 (AMBAC)
02/15/19	6.200%	1,005,000	1,214,955
New York State Dormitory Authority Revenue Bonds School Districts Bond Financing Series 2013F
10/01/21	5.000%	1,000,000	1,193,090
Sullivan West Central School District Unlimited General Obligation Refunding Bonds Series 2012
04/15/24	5.000%	500,000	591,350
Total			9,044,287
MULTI-FAMILY 2.4%
Housing Development Corp.
Revenue Bonds
Gateway Apartments
Series 2009A
09/15/25	4.500%	165,000	174,522
Series 2009C-1
11/01/34	5.500%	500,000	532,790
Series 2009M
11/01/45	5.150%	1,250,000	1,307,150

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MULTI-FAMILY (CONTINUED)
Onondaga Civic Development Corp. Revenue Bonds Upstate Properties Development, Inc. Series 2011
12/01/41	5.250%	$1,945,000	$2,085,312
Total			4,099,774
MUNICIPAL POWER 2.4%
Long Island Power Authority
Revenue Bonds
Series 2008A
05/01/33	6.000%	1,000,000	1,167,040
Series 2009A
04/01/23	5.000%	750,000	827,798
Series 2012A
09/01/37	5.000%	2,000,000	2,136,900
Total			4,131,738
NURSING HOME 0.4%
Amherst Industrial Development Agency Revenue Bonds Beechwood Health Care Center, Inc. Series 2007
01/01/40	5.200%	690,000	664,546
OTHER BOND ISSUE 0.3%
Westchester County Industrial Development Agency Revenue Bonds Guiding Eyes for the Blind Series 2004
08/01/24	5.375%	485,000	495,423
OTHER INDUSTRIAL DEVELOPMENT BOND 2.8%
New York Liberty Development Corp. Revenue Bonds Goldman Sachs Headquarters Series 2007
10/01/37	5.500%	2,000,000	2,369,360
Onondaga County Industrial Development Agency Revenue Bonds Bristol-Meyers Squibb Co. Project Series 1994 AMT (a)
03/01/24	5.750%	2,000,000	2,466,360
Total			4,835,720
POOL / BOND BANK 2.7%
New York State Dormitory Authority Revenue Bonds School Districts Financing Program Series 2009C (AGM)
10/01/36	5.125%	1,000,000	1,118,610
New York State Environmental Facilities Corp.
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
POOL / BOND BANK (CONTINUED)
Revolving Funds-Pooled Financing
Series 2005B
04/15/35	5.500%	$1,000,000	$1,273,900
Series 2009A
06/15/34	5.000%	2,000,000	2,251,980
Total			4,644,490
PORTS 3.9%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 85th
Series 1993
03/01/28	5.375%	2,000,000	2,432,660
Consolidated 93rd
Series 1994
06/01/94	6.125%	2,250,000	2,625,458
Port Authority of New York & New Jersey (a)
Revenue Bonds
Consolidated 143rd
Series 2006 (AGM) AMT
10/01/21	5.000%	1,000,000	1,066,100
Consolidated 147th
Series 2007 (NPFGC) AMT
10/15/26	5.000%	500,000	543,500
Total			6,667,718
PREP SCHOOL 1.9%
Build NYC Resource Corp.
Revenue Bonds
Bronx Charter School for Excellence
Series 2013A
04/01/33	5.000%	1,000,000	1,013,980
International Leadership Charter School
Series 2013
07/01/33	5.750%	1,500,000	1,479,510
New York State Dormitory Authority Revenue Bonds Convent-Sacred Heart Series 2011 (AGM)
11/01/35	5.625%	750,000	838,343
Total			3,331,833
RECREATION 3.1%
Build NYC Resource Corp. Revenue Bonds YMCA of Greater NY Project Series 2012
08/01/32	5.000%	500,000	536,420
New York City Industrial Development Agency
Revenue Bonds
Queens Baseball Stadium Pilot
Series 2006 (AMBAC)
01/01/24	5.000%	500,000	513,595
Yankee Stadium Pilot
Series 2009 (AGM)
03/01/49	7.000%	250,000	304,363
New York City Trust for Cultural Resources

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RECREATION (CONTINUED)
Refunding Revenue Bonds
Museum of Modern Art
Series 2008-1A
04/01/31	5.000%	$750,000	$839,902
Revenue Bonds
American Museum of Natural History
Series 2014S
07/01/41	5.000%	2,000,000	2,242,360
Lincoln Center
Series 2008C
12/01/18	5.250%	750,000	867,435
Total			5,304,075
REFUNDED / ESCROWED 2.0%
New York State Dormitory Authority Prerefunded 07/01/18 Revenue Bonds Rochester Institute of Technology Series 2008A
07/01/33	6.000%	1,000,000	1,197,540
Triborough Bridge & Tunnel Authority Prerefunded 01/01/22 Revenue Bonds General Purpose Series 1999B
01/01/30	5.500%	1,800,000	2,247,678
Total			3,445,218
RETIREMENT COMMUNITIES 3.0%
Broome County Industrial Development Agency Revenue Bonds Good Shepard Village Series 2008A
07/01/28	6.750%	500,000	520,295
New York State Dormitory Authority Revenue Bonds Miriam Osborn Memorial Home Association Series 2012
07/01/29	5.000%	1,000,000	1,060,230
Suffolk County Economic Development Corp. Refunding Revenue Bonds Peconic Landing Southold Series 2010
12/01/40	6.000%	1,225,000	1,330,815
Suffolk County Industrial Development Agency Refunding Revenue Bonds Jeffersons Ferry Project Series 2006
11/01/28	5.000%	1,335,000	1,377,600
Ulster County Industrial Development Agency Revenue Bonds Series 2007A (d)
09/15/42	6.000%	1,000,000	799,750
Total			5,088,690

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SINGLE FAMILY 0.1%
New York Mortgage Agency Revenue Bonds Series 2007-140 AMT (a)
10/01/21	4.600%	$200,000	$204,918
SPECIAL NON PROPERTY TAX 5.6%
Metropolitan Transportation Authority
Revenue Bonds
Series 2009A
11/15/26	5.300%	700,000	799,323
Series 2009B
11/15/34	5.000%	1,000,000	1,111,360
Nassau County Interim Finance Authority Revenue Bonds Secured Sales Tax Series 2009A
11/15/24	5.000%	250,000	287,110
New York City Transitional Finance Authority Building Aid
Revenue Bonds
Fiscal 2009
Series 2009S-3
01/15/22	5.000%	1,000,000	1,158,940
Series 2009S-5
01/15/32	5.000%	1,000,000	1,113,950
New York City Transitional Finance Authority
Refunded Revenue Bonds
Future Tax Secured
Subordinated Series 2012B
11/01/30	5.000%	500,000	574,550
Subordinated Revenue Bonds
Future Tax Secured
Series 2007B
11/01/26	5.000%	1,035,000	1,141,791
New York State Dormitory Authority
Revenue Bonds
Education
Series 2008B
03/15/36	5.750%	500,000	579,640
Series 2009A
03/15/28	5.000%	1,545,000	1,759,616
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds Series 2009A-1
04/01/29	5.000%	1,000,000	1,108,920
Total			9,635,200
STATE APPROPRIATED 4.6%
Erie County Industrial Development Agency (The)
Revenue Bonds
School District Buffalo Project
Series 2011A
05/01/32	5.250%	1,000,000	1,134,430
Series 2013A
05/01/26	5.000%	1,000,000	1,166,850

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE APPROPRIATED (CONTINUED)
New York Local Government Assistance Corp. Refunding Revenue Bonds Senior Lien Series 2007A
04/01/19	5.000%	$1,000,000	$1,118,010
New York State Dormitory Authority
Revenue Bonds
Consolidated City University System 2nd Generation
Series 1993A
07/01/20	6.000%	2,000,000	2,386,640
NYSARC, Inc.
Series 2012A
07/01/22	5.000%	890,000	1,035,043
State University Educational Facilities
Series 2000C (AGM)
05/15/17	5.750%	1,000,000	1,141,190
Total			7,982,163
STUDENT LOAN —%
New York Mortgage Agency Revenue Bonds New York State Higher Education Finance Series 2009
11/01/26	4.750%	75,000	78,807
TRANSPORTATION 7.0%
Metropolitan Transportation Authority
Revenue Bonds
Series 2005B (AMBAC)
11/15/23	5.250%	1,250,000	1,518,600
Series 2005F
11/15/35	5.000%	500,000	509,980
Series 2006A
11/15/22	5.000%	750,000	822,863
Series 2010D
11/15/34	5.000%	1,350,000	1,458,607
Series 2011D
11/15/36	5.000%	1,000,000	1,081,670
Series 2012E
11/15/31	5.000%	2,000,000	2,226,300
Series 2014B
11/15/44	5.000%	2,000,000	2,180,880
Transportation System
Series 2013-A
11/15/32	5.000%	2,000,000	2,218,800
Total			12,017,700
TURNPIKE / BRIDGE / TOLL ROAD 5.3%
New York State Thruway Authority
Revenue Bonds
General Revenue
Series 2012I
01/01/32	5.000%	2,000,000	2,223,400
Series 2014J
01/01/41	5.000%	3,000,000	3,275,190
Unrefunded Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TURNPIKE / BRIDGE / TOLL ROAD (CONTINUED)
Series 2005F (AMBAC)
01/01/25	5.000%	$1,335,000	$1,360,258
Triborough Bridge & Tunnel Authority Refunding Revenue Bonds Subordinated Series 2013-A
11/15/27	5.000%	2,000,000	2,323,080
Total			9,181,928
WATER & SEWER 5.6%
Great Neck North Water Authority Revenue Bonds Series 2008
01/01/33	5.000%	690,000	755,612
New York City Water & Sewer System
Refunding Revenue Bonds
Series 2011AA
06/15/44	5.000%	1,000,000	1,080,100
Revenue Bonds
Fiscal 2009
Series 2008A
06/15/40	5.750%	1,000,000	1,144,300
New York Water & Sewer System
Revenue Bonds
Series 2008CC
06/15/34	5.000%	3,500,000	3,885,280
Series 2009EE
06/15/40	5.250%	500,000	564,540
Niagara Falls Public Water Authority Revenue Bonds Series 2013A
07/15/29	5.000%	1,000,000	1,099,120
Rensselaer County Water Service & Sewer Authority Revenue Bonds Water Service Series 2008
09/01/38	5.250%	1,000,000	1,040,130
Total			9,569,082
Total Municipal Bonds (Cost: $153,746,571)			$166,357,319

	Shares	Value

Money Market Funds 2.6%
Dreyfus New York AMT-Free Municipal Money Market Fund, 0.000% (e)	1,804,868	$1,804,868
JPMorgan Tax-Free Money Market Fund, 0.010% (e)	2,645,901	2,645,901
Total Money Market Funds (Cost: $4,450,769)		$4,450,769
Total Investments (Cost: $158,197,340) (f)		$170,808,088(g)
Other Assets & Liabilities, Net		1,348,235
Net Assets		$172,156,323

Notes to Portfolio of Investments

(a)	Income from this security may be subject to alternative minimum tax.
(b)	Variable rate security.
(c)	Zero coupon bond.
(d)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at July 31, 2014 was $799,750, which represents 0.46% of net assets. Information concerning such security holdings at July 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Ulster County Industrial Development Agency
Revenue Bonds Series 2007A
09/15/42 6.000%	10-25-07	993,039

(e)	The rate shown is the seven-day current annualized yield at July 31, 2014.
(f)

At July 31, 2014, the cost of securities for federal income tax purposes was approximately $158,197,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$13,128,000
Unrealized Depreciation	(517,000)
Net Unrealized Appreciation	$12,611,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FHA	Federal Housing Authority
NPFGC	National Public Finance Guarantee Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques usedto measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	166,357,319	—	166,357,319
Total Bonds	—	166,357,319	—	166,357,319
Mutual Funds
Money Market Funds	4,450,769	—	—	4,450,769
Total	4,450,769	166,357,319	—	170,808,088

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Strategic Income Fund

July 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(a) 41.8%
Aerospace & Defense 0.6%
ADS Tactical, Inc. Senior Secured (b)
04/01/18	11.000%		$2,887,000	$2,677,693
Bombardier, Inc. (b)
Senior Unsecured
04/15/19	4.750%		847,000	820,531
03/15/20	7.750%		27,000	29,160
10/15/22	6.000%		974,000	954,520
01/15/23	6.125%		3,399,000	3,356,513
Northrop Grumman Corp. Senior Unsecured
03/15/21	3.500%		2,765,000	2,866,453
TransDigm, Inc.
10/15/20	5.500%		317,000	313,830
TransDigm, Inc. (b)
07/15/22	6.000%		425,000	427,125
07/15/24	6.500%		3,160,000	3,191,600
Total				14,637,425
Automotive 0.6%
American Axle & Manufacturing, Inc.
02/15/19	5.125%		1,285,000	1,329,975
03/15/21	6.250%		1,620,000	1,717,200
Chrysler Group LLC/Co-Issuer, Inc.
Secured
06/15/19	8.000%		1,840,000	1,959,600
06/15/21	8.250%		1,986,000	2,184,600
General Motors Co. Senior Unsecured
10/02/23	4.875%		4,287,000	4,474,556
Jaguar Land Rover Automotive PLC (b)
12/15/18	4.125%		1,433,000	1,447,330
Total				13,113,261
Banking 1.4%
Agromercantil Senior Trust (b)
04/10/19	6.250%		1,295,000	1,353,275
Ally Financial, Inc.
03/15/20	8.000%		2,121,000	2,481,570
09/15/20	7.500%		7,069,000	8,147,023
BES Investimento do Brasil SA Senior Unsecured (b)
03/25/15	5.625%		1,000,000	950,000
Banco de Credito del Peru Subordinated Notes (b)(c)
10/15/22	7.170%	PEN	2,000,000	733,667
Bank of America Corp. Senior Unsecured
07/24/23	4.100%		2,165,000	2,221,242
Citigroup, Inc. Senior Unsecured
06/16/24	3.750%		2,140,000	2,130,141

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Banking (continued)
Goldman Sachs Group, Inc. (The) Senior Unsecured
07/08/24	3.850%		$2,115,000	$2,104,965
Grupo Aval Ltd. (b)
09/26/22	4.750%		1,000,000	997,500
Industrial Senior Trust (b)
11/01/22	5.500%		1,000,000	985,000
Lloyds Banking Group PLC (b)(c)
12/31/49	6.657%		230,000	253,575
Morgan Stanley Senior Unsecured (b)
10/22/20	11.500%	BRL	4,485,000	2,035,210
Popular, Inc. Senior Unsecured
07/01/19	7.000%		412,000	414,266
Royal Bank of Scotland Group PLC Subordinated Notes
05/28/24	5.125%		1,380,000	1,379,787
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%		3,705,000	4,223,700
Total				30,410,921
Brokerage/Asset Managers/Exchanges 0.3%
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%		2,708,000	2,877,250
Nuveen Investments, Inc. Senior Unsecured (b)
10/15/20	9.500%		2,605,000	3,041,337
Total				5,918,587
Building Materials 0.7%
Allegion US Holding Co., Inc.
10/01/21	5.750%		1,646,000	1,728,300
American Builders & Contractors Supply Co., Inc. Senior Unsecured (b)
04/15/21	5.625%		2,031,000	2,036,077
Building Materials Corp. of America (b)
Senior Secured
02/15/20	7.000%		945,000	991,069
Senior Unsecured
05/01/21	6.750%		2,517,000	2,683,751
Gibraltar Industries, Inc.
02/01/21	6.250%		723,000	739,268
HD Supply, Inc.
07/15/20	7.500%		2,000,000	2,135,000
07/15/20	11.500%		1,340,000	1,561,100
Interface, Inc.
12/01/18	7.625%		901,000	943,798

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Building Materials (continued)
Nortek, Inc.
04/15/21	8.500%	$1,307,000	$1,418,095
Turkiye Sise ve Cam Fabrikalari AS Senior Unsecured (b)
05/09/20	4.250%	623,000	599,680
Total			14,836,138
Cable and Satellite 2.0%
CCO Holdings LLC/Capital Corp.
09/30/22	5.250%	2,177,000	2,133,460
01/15/24	5.750%	1,479,000	1,471,605
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	4,456,000	4,767,920
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (b)
09/15/20	6.375%	2,149,000	2,213,470
DISH DBS Corp.
06/01/21	6.750%	4,868,000	5,354,800
07/15/22	5.875%	1,382,000	1,444,190
DigitalGlobe, Inc.
02/01/21	5.250%	746,000	730,147
Hughes Satellite Systems Corp.
06/15/21	7.625%	585,000	661,050
Senior Secured
06/15/19	6.500%	4,440,000	4,900,650
Intelsat Jackson Holdings SA
04/01/19	7.250%	395,000	414,750
Senior Unsecured
04/01/21	7.500%	2,660,000	2,839,550
Intelsat Luxembourg SA
06/01/21	7.750%	1,134,000	1,159,515
06/01/23	8.125%	3,210,000	3,338,400
Mediacom Broadband LLC/Corp. (b)
04/15/21	5.500%	288,000	290,880
NBCUniversal Media LLC
04/01/21	4.375%	2,660,000	2,913,376
Numericable Group SA (b)
Senior Secured
05/15/19	4.875%	1,836,000	1,845,180
05/15/22	6.000%	3,393,000	3,409,965
05/15/24	6.250%	226,000	227,130
Time Warner Cable, Inc.
09/15/42	4.500%	380,000	369,232
Videotron Ltd.
07/15/22	5.000%	2,785,000	2,812,850
Virgin Media Secured Finance PLC Senior Secured (b)
04/15/21	5.375%	375,000	378,750
Total			43,676,870

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Chemicals 1.2%
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (b)
05/01/21	7.375%	$2,338,000	$2,484,125
Celanese U.S. Holdings LLC
06/15/21	5.875%	814,000	881,155
Huntsman International LLC
11/15/20	4.875%	2,071,000	2,086,532
INEOS Group Holdings SA (b)
02/15/19	5.875%	2,138,000	2,159,380
JM Huber Corp. Senior Unsecured (b)
11/01/19	9.875%	2,430,000	2,739,825
LYB International Finance BV
07/15/23	4.000%	1,360,000	1,416,484
NOVA Chemicals Corp. Senior Unsecured (b)
08/01/23	5.250%	1,337,000	1,430,590
PQ Corp. Secured (b)
05/01/18	8.750%	11,024,000	11,795,680
Sibur Securities Ltd. (b)
01/31/18	3.914%	2,000,000	1,800,000
Total			26,793,771
Construction Machinery 0.9%
Ashtead Capital, Inc. Secured (b)
07/15/22	6.500%	1,554,000	1,666,665
CNH Industrial Capital LLC Senior Unsecured (b)
07/15/19	3.375%	1,538,000	1,501,473
Case New Holland Industrial, Inc.
12/01/17	7.875%	6,862,000	7,831,257
Columbus McKinnon Corp.
02/01/19	7.875%	950,000	1,007,000
H&E Equipment Services, Inc.
09/01/22	7.000%	2,665,000	2,884,862
United Rentals North America, Inc.
05/15/20	7.375%	1,015,000	1,088,588
04/15/22	7.625%	1,765,000	1,945,912
06/15/23	6.125%	1,724,000	1,783,263
Total			19,709,020
Consumer Cyclical Services 0.6%
ADT Corp. (The)
Senior Unsecured
07/15/22	3.500%	2,428,000	2,148,780
06/15/23	4.125%	1,050,000	950,250
APX Group, Inc.
12/01/20	8.750%	2,240,000	2,184,000
Senior Secured

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Consumer Cyclical Services (continued)
12/01/19	6.375%		$6,023,000	$6,023,000
APX Group, Inc. (b)
Senior Unsecured
12/01/20	8.750%		805,000	790,912
Monitronics International, Inc.
04/01/20	9.125%		2,240,000	2,352,000
Total				14,448,942
Consumer Products 0.6%
Revlon Consumer Products Corp.
02/15/21	5.750%		805,000	817,075
Serta Simmons Holdings LLC Senior Unsecured (b)
10/01/20	8.125%		4,275,000	4,499,437
Spectrum Brands, Inc.
03/15/20	6.750%		667,000	702,018
11/15/20	6.375%		2,086,000	2,195,515
11/15/22	6.625%		725,000	768,500
Springs Industries, Inc. Senior Secured
06/01/21	6.250%		3,414,000	3,354,255
Tempur Sealy International, Inc.
12/15/20	6.875%		488,000	519,110
Total				12,855,910
Diversified Manufacturing 0.5%
Actuant Corp.
06/15/22	5.625%		1,319,000	1,371,760
Amsted Industries, Inc. (b)
03/15/22	5.000%		1,736,000	1,722,980
Entegris, Inc. (b)
04/01/22	6.000%		1,785,000	1,843,013
Gardner Denver, Inc. Senior Unsecured (b)
08/15/21	6.875%		1,378,000	1,388,335
Gates Global LLC/Co. (b)
07/15/22	6.000%		1,053,000	1,026,675
Hamilton Sundstrand Corp. Senior Unsecured (b)
12/15/20	7.750%		3,493,000	3,658,917
Total				11,011,680
Electric 1.3%
AES Corp. (The) Senior Unsecured
07/01/21	7.375%		3,126,000	3,563,640
Calpine Corp. Senior Secured (b)
01/15/22	6.000%		2,690,000	2,851,400
Companhia de Eletricidade do Estad
04/27/16	11.750%	BRL	2,313,000	999,114

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Electric (continued)
Duke Energy Corp.
Senior Unsecured
09/15/21	3.550%	$415,000	$432,320
08/15/22	3.050%	5,280,000	5,233,140
NRG Energy, Inc. (b)
07/15/22	6.250%	4,383,000	4,536,405
PPL Capital Funding, Inc.
06/01/23	3.400%	5,780,000	5,755,366
Progress Energy, Inc. Senior Unsecured
04/01/22	3.150%	5,994,000	6,011,682
Total			29,383,067
Finance Companies 1.3%
AerCap Ireland Capital Ltd./Global Aviation Trust (b)
05/15/21	4.500%	2,541,000	2,515,590
Aircastle Ltd. Senior Unsecured
03/15/21	5.125%	1,088,000	1,090,720
Aviation Capital Group Corp. Senior Unsecured (b)
04/06/21	6.750%	100,000	112,616
CIT Group, Inc. Senior Unsecured (b)
02/15/19	5.500%	2,957,000	3,156,597
International Lease Finance Corp.
Senior Unsecured
04/01/19	5.875%	853,000	906,313
05/15/19	6.250%	1,589,000	1,724,065
12/15/20	8.250%	4,098,000	4,927,845
01/15/22	8.625%	2,266,000	2,801,342
Navient LLC Senior Unsecured
01/25/22	7.250%	1,244,000	1,362,180
Provident Funding Associates LP/Finance Corp. (b)
06/15/21	6.750%	3,196,000	3,172,030
Senior Unsecured
02/15/19	10.125%	480,000	516,000
Springleaf Finance Corp.
12/15/17	6.900%	1,928,000	2,096,700
06/01/20	6.000%	593,000	601,895
10/01/21	7.750%	1,668,000	1,868,160
10/01/23	8.250%	1,220,000	1,390,800
iStar Financial, Inc Senior Unsecured
07/01/19	5.000%	1,955,000	1,925,675
Total			30,168,528
Food and Beverage 1.4%
Aramark Services, Inc.
03/15/20	5.750%	2,800,000	2,884,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Food and Beverage (continued)

B&G Foods, Inc.
06/01/21	4.625%	$4,077,000	$3,975,075
ConAgra Foods, Inc. Senior Unsecured
09/15/22	3.250%	5,750,000	5,646,707
Cosan Luxembourg SA (b)
03/14/23	5.000%	491,000	463,442
Darling Ingredients, Inc. (b)
01/15/22	5.375%	2,589,000	2,660,197
Diamond Foods, Inc. (b)
03/15/19	7.000%	551,000	566,153
Heineken NV Senior Unsecured (b)
04/01/22	3.400%	4,300,000	4,350,263
MHP SA (b)
04/02/20	8.250%	5,000,000	4,575,000
Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	334,000	335,670
Post Holdings, Inc. (b)
12/15/22	6.000%	1,261,000	1,248,390
SABMiller Holdings, Inc. (b)
01/15/22	3.750%	4,880,000	5,054,499
Total			31,759,396
Gaming 1.6%

GLP Capital LP/Financing II, Inc.
11/01/23	5.375%	275,000	280,328
MCE Finance Ltd. (b)
02/15/21	5.000%	4,813,000	4,776,902
MGM Resorts International
03/01/18	11.375%	1,925,000	2,430,313
10/01/20	6.750%	444,000	480,630
12/15/21	6.625%	4,363,000	4,717,494
Penn National Gaming, Inc. Senior Unsecured (b)
11/01/21	5.875%	1,248,000	1,173,120
Pinnacle Entertainment, Inc.
08/01/21	6.375%	2,010,000	2,070,300
Seminole Tribe of Florida, Inc. (b)
Senior Secured
10/01/20	6.535%	1,510,000	1,676,100
Senior Unsecured
10/01/20	7.804%	2,225,000	2,442,382
Seneca Gaming Corp. (b)
12/01/18	8.250%	2,909,000	3,061,722
Studio City Finance Ltd. (b)
12/01/20	8.500%	1,447,000	1,599,659
SugarHouse HSP Gaming LP/Finance Corp. Senior Secured (b)
06/01/21	6.375%	3,303,000	3,212,167

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Gaming (continued)

Tunica-Biloxi Gaming Authority Senior Unsecured (b)
11/15/15	9.000%	$2,397,000	$1,420,223
Wynn Macau Ltd. Senior Unsecured (b)
10/15/21	5.250%	5,960,000	5,960,000
Total			35,301,340
Health Care 2.7%

Acadia Healthcare Co., Inc. (b)
07/01/22	5.125%	524,000	525,310
Amsurg Corp.
11/30/20	5.625%	1,096,000	1,106,960
Amsurg Corp. (b)
07/15/22	5.625%	1,393,000	1,399,965
Biomet, Inc.
08/01/20	6.500%	547,000	590,022
CHS/Community Health Systems, Inc. (b)
02/01/22	6.875%	3,355,000	3,430,487
Senior Secured
08/01/21	5.125%	614,000	618,605
Catamaran Corp.
03/15/21	4.750%	573,000	571,568
ConvaTec Healthcare E SA Senior Unsecured (b)
12/15/18	10.500%	3,752,000	4,024,020
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	3,428,000	3,616,540
07/15/24	5.125%	2,874,000	2,830,890
Emdeon, Inc.
12/31/19	11.000%	2,635,000	2,977,550
Envision Healthcare Corp. (b)
07/01/22	5.125%	400,000	399,000
Fresenius Medical Care U.S. Finance II, Inc. (b)
07/31/19	5.625%	813,000	865,845
01/31/22	5.875%	1,960,000	2,141,300
Fresenius Medical Care U.S. Finance, Inc. (b)
09/15/18	6.500%	332,000	368,520
HCA Holdings, Inc. Senior Unsecured
02/15/21	6.250%	408,000	430,644
HCA, Inc.
02/15/22	7.500%	4,426,000	5,012,445
Senior Secured
03/15/19	3.750%	1,016,000	1,008,380
02/15/20	6.500%	3,788,000	4,114,715
IMS Health, Inc. Senior Unsecured (b)
11/01/20	6.000%	1,511,000	1,578,995
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured
11/01/18	10.500%	1,262,000	1,394,510

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Health Care (continued)

LifePoint Hospitals, Inc. (b)
12/01/21	5.500%	$2,289,000	$2,346,225
MPH Acquisition Holdings LLC (b)
04/01/22	6.625%	2,083,000	2,119,453
Physio-Control International, Inc. Senior Secured (b)
01/15/19	9.875%	2,011,000	2,207,072
STHI Holding Corp. Secured (b)
03/15/18	8.000%	891,000	937,778
Teleflex, Inc. (b)
06/15/24	5.250%	163,000	165,445
Tenet Healthcare Corp.
Senior Secured
10/01/20	6.000%	1,506,000	1,573,770
04/01/21	4.500%	2,605,000	2,533,362
Senior Unsecured
04/01/22	8.125%	5,225,000	5,838,937
Tenet Healthcare Corp. (b)
Senior Unsecured
03/01/19	5.000%	413,000	406,805
Universal Health Services, Inc. Senior Secured (b)(d)
08/01/22	4.750%	2,839,000	2,824,805
Total			59,959,923
Healthcare Insurance —%

Centene Corp. Senior Unsecured
05/15/22	4.750%	983,000	992,830
Home Construction 0.4%

Brookfield Residential Properties, Inc./U.S. Corp. (b)
07/01/22	6.125%	894,000	916,350
Meritage Homes Corp.
03/01/18	4.500%	1,527,000	1,549,905
04/15/20	7.150%	588,000	648,270
04/01/22	7.000%	1,368,000	1,494,540
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	1,535,000	1,630,937
Taylor Morrison Communities, Inc./Monarch, Inc. (b)
04/15/20	7.750%	474,000	507,180
04/15/20	7.750%	1,529,000	1,636,030
04/15/21	5.250%	49,000	48,265
Total			8,431,477
Independent Energy 5.7%

Afren PLC Senior Secured (b)
12/09/20	6.625%	1,791,000	1,809,447
American Energy-Permian Basin LLC/Finance Corp. (b)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Independent Energy (continued)

Senior Unsecured
11/01/20	7.125%	$654,000	$631,110
11/01/21	7.375%	1,308,000	1,262,220
Antero Resources Corp. (b)
12/01/22	5.125%	1,503,000	1,499,243
Antero Resources Finance Corp.
11/01/21	5.375%	1,300,000	1,316,250
Athlon Holdings LP/Finance Corp. (b)
04/15/21	7.375%	3,313,000	3,528,345
05/01/22	6.000%	1,767,000	1,775,835
Canadian Oil Sands Ltd. (b)
04/01/22	4.500%	3,810,000	4,054,290
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	1,747,000	1,825,615
Chesapeake Energy Corp.
08/15/20	6.625%	5,020,000	5,584,750
02/15/21	6.125%	5,751,000	6,239,835
03/15/23	5.750%	3,754,000	4,007,395
Cimarex Energy Co.
05/01/22	5.875%	1,414,000	1,548,330
06/01/24	4.375%	518,000	529,008
Comstock Resources, Inc.
06/15/20	9.500%	5,358,000	5,987,565
Concho Resources, Inc.
01/15/21	7.000%	3,680,000	3,937,600
01/15/22	6.500%	1,059,000	1,127,835
04/01/23	5.500%	3,842,000	3,976,470
Continental Resources, Inc.
09/15/22	5.000%	5,978,000	6,411,405
EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%	425,000	463,250
EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	2,382,000	2,632,110
EXCO Resources, Inc.
04/15/22	8.500%	1,659,000	1,667,295
Halcon Resources Corp.
07/15/20	9.750%	720,000	770,400
05/15/21	8.875%	2,360,000	2,448,500
Kodiak Oil & Gas Corp.
01/15/21	5.500%	5,078,000	5,331,900
02/01/22	5.500%	6,603,000	6,966,165
Kosmos Energy Ltd. Senior Secured (b)(d)
08/01/21	7.875%	1,008,000	1,030,680
Laredo Petroleum, Inc.
02/15/19	9.500%	6,085,000	6,495,737
01/15/22	5.625%	2,276,000	2,315,830
05/01/22	7.375%	1,529,000	1,666,610
MEG Energy Corp. (b)
03/31/24	7.000%	1,891,000	1,999,732

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes (a) (continued)

Independent Energy (continued)

Novatek Finance Ltd. Senior Unsecured (b)
02/21/17	7.750%	RUB $	61,400,000	$1,607,781
Oasis Petroleum, Inc.
02/01/19	7.250%	3,349,000		3,499,705
11/01/21	6.500%	3,320,000		3,519,200
01/15/23	6.875%	2,463,000		2,666,197
Oasis Petroleum, Inc. (b)
03/15/22	6.875%	1,759,000		1,904,117
Parsley Energy LLC/Finance Corp. Senior Unsecured (b)
02/15/22	7.500%	3,598,000		3,741,920
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	2,634,000		2,917,155
RKI Exploration & Production LLC/Finance Corp. (b)
08/01/21	8.500%	630,000		674,100
SM Energy Co.
Senior Unsecured
11/15/21	6.500%	1,297,000		1,391,033
01/01/23	6.500%	1,067,000		1,144,358
01/15/24	5.000%	2,115,000		2,083,275
SandRidge Energy, Inc.
10/15/22	8.125%	1,086,000		1,156,590
02/15/23	7.500%	394,000		410,745
Triangle USA Petroleum Corp. Senior Unsecured (b)
07/15/22	6.750%	796,000		795,005
Tullow Oil PLC (b)
04/15/22	6.250%	4,000,000		4,020,000
Whiting Petroleum Corp.
10/01/18	6.500%	156,000		161,460
03/15/21	5.750%	2,546,000		2,781,505
Zhaikmunai LLP
11/13/19	7.125%	2,154,000		2,342,475
Total				127,657,378
Leisure 0.5%

AMC Entertainment, Inc.
12/01/20	9.750%	1,965,000		2,195,888
Activision Blizzard, Inc. (b)
09/15/21	5.625%	5,679,000		5,962,950
09/15/23	6.125%	496,000		534,440
Carlson Travel Holdings, Inc. Senior Unsecured PIK (b)
08/15/19	7.500%	340,000		345,100
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (b)
06/01/24	5.375%	1,636,000		1,636,000
Six Flags, Inc. (b)(e)(f)(g)
06/01/14	9.625%	1,557,000		—
Total				10,674,378

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Lodging 0.4%

Choice Hotels International, Inc.
07/01/22	5.750%	$1,055,000	$1,139,400
Hilton Worldwide Finance/Corp. (b)
10/15/21	5.625%	3,213,000	3,357,585
Playa Resorts Holding BV Senior Unsecured (b)
08/15/20	8.000%	3,827,000	4,038,275
Total			8,535,260
Media and Entertainment 2.9%

21st Century Fox America, Inc.
10/01/43	5.400%	1,585,000	1,727,514
AMC Networks, Inc.
07/15/21	7.750%	1,476,000	1,623,600
12/15/22	4.750%	4,568,000	4,556,580
British Sky Broadcasting Group PLC (b)
11/26/22	3.125%	8,915,000	8,586,919
CBS Outdoor Americas Capital LLC/Corp. (b)
02/15/22	5.250%	1,931,000	1,926,173
02/15/24	5.625%	431,000	430,461
Clear Channel Communications, Inc. PIK
02/01/21	14.000%	3,014,000	3,006,465
Clear Channel Communications, Inc. Senior Secured
03/01/21	9.000%	5,167,000	5,341,386
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	5,303,000	5,568,150
Senior Unsecured
11/15/22	6.500%	4,779,000	5,017,950
Gannett Co, Inc. (b)
10/15/23	6.375%	377,000	397,735
Lamar Media Corp.
05/01/23	5.000%	1,308,000	1,296,555
Lamar Media Corp. (b)
01/15/24	5.375%	828,000	838,350
MDC Partners, Inc. (b)
04/01/20	6.750%	3,471,000	3,609,840
Netflix, Inc. Senior Unsecured (b)
03/01/24	5.750%	695,000	717,588
Nielsen Finance Co. SARL (The) (b)
10/01/21	5.500%	2,784,000	2,846,640
Nielsen Finance LLC/Co.
10/01/20	4.500%	1,722,000	1,704,780
Nielsen Finance LLC/Co. (b)
04/15/22	5.000%	922,000	908,170
Sinclair Television Group, Inc. (b)
08/01/24	5.625%	2,677,000	2,640,191
Starz LLC/Finance Corp.
09/15/19	5.000%	597,000	605,955

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Media and Entertainment (continued)

Thomson Reuters Corp. Senior Unsecured
05/23/43	4.500%	$975,000	$917,660
Univision Communications, Inc. (b)
05/15/21	8.500%	2,106,000	2,279,745
Senior Secured
11/01/20	7.875%	2,148,000	2,303,730
09/15/22	6.750%	870,000	937,425
05/15/23	5.125%	4,852,000	4,985,430
Total			64,774,992
Metals 1.1%

Alpha Natural Resources, Inc. Secured (b)
08/01/20	7.500%	1,096,000	1,011,060
ArcelorMittal
Senior Unsecured
03/01/21	6.000%	1,301,000	1,349,787
02/25/22	6.750%	4,919,000	5,326,355
Arch Coal, Inc. Secured (b)
01/15/19	8.000%	4,000,000	3,860,000
CONSOL Energy, Inc.
03/01/21	6.375%	140,000	147,000
CONSOL Energy, Inc. (b)
04/15/22	5.875%	1,148,000	1,160,915
Calcipar SA Senior Secured (b)
05/01/18	6.875%	3,797,000	3,948,880
Constellium NV (b)
05/15/24	5.750%	688,000	708,640
Peabody Energy Corp.
11/15/21	6.250%	1,340,000	1,269,650
Samarco Mineracao SA (b)
Senior Unsecured
11/01/22	4.125%	2,250,000	2,134,443
10/24/23	5.750%	3,900,000	4,104,750
Total			25,021,480
Midstream 2.4%

Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	3,724,000	3,835,720
03/15/24	4.875%	1,457,000	1,500,710
Crestwood Midstream Partners LP/Corp. (b)
03/01/22	6.125%	987,000	1,019,077
El Paso LLC
09/15/20	6.500%	6,549,000	7,229,598
Hiland Partners LP/Finance Corp. (b)
10/01/20	7.250%	6,962,000	7,431,935
05/15/22	5.500%	2,056,000	2,045,720
Kinder Morgan Energy Partners LP Senior Unsecured
02/15/23	3.450%	1,623,000	1,558,338

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Midstream (continued)

MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	$2,942,000	$3,133,230
02/15/23	5.500%	2,894,000	3,002,525
07/15/23	4.500%	3,707,000	3,651,395
NiSource Finance Corp.
02/15/23	3.850%	2,195,000	2,250,479
Northwest Pipeline LLC Senior Unsecured
04/15/17	5.950%	500,000	552,731
Regency Energy Partners LP/Finance Corp.
09/01/20	5.750%	1,682,000	1,749,280
07/15/21	6.500%	3,807,000	4,063,972
10/01/22	5.000%	1,581,000	1,561,237
Rose Rock Midstream LP/Finance Corp. (b)
07/15/22	5.625%	627,000	628,568
Sabine Pass Liquefaction LLC
Senior Secured
02/01/21	5.625%	863,000	893,205
Sabine Pass Liquefaction LLC (b)
Senior Secured
03/15/22	6.250%	781,000	825,908
05/15/24	5.750%	2,100,000	2,131,500
Southern Natural Gas Co. LLC Senior Unsecured (b)
04/01/17	5.900%	2,315,000	2,589,895
TransCanada PipeLines Ltd. Senior Unsecured
10/16/43	5.000%	720,000	782,828
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
08/01/42	4.450%	2,275,000	2,274,254
Total			54,712,105
Natural Gas 0.1%

Sempra Energy Senior Unsecured
12/01/23	4.050%	2,745,000	2,885,072
Oil Field Services 0.3%

Noble Holding International Ltd.
03/15/42	5.250%	2,245,000	2,303,886
Pacific Drilling SA Senior Secured (b)
06/01/20	5.375%	4,183,000	3,984,308
Total			6,288,194
Other Financial Institutions 0.2%

FTI Consulting, Inc.
11/15/22	6.000%	859,000	877,254
Icahn Enterprises LP/Finance Corp.
08/01/20	6.000%	1,207,000	1,258,298

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Other Financial Institutions (continued)

02/01/22	5.875%	$1,476,000	$1,504,597
Total			3,640,149
Other Industry 0.1%

Hillman Group, Inc. (The) Senior Unsecured (b)
07/15/22	6.375%	369,000	363,465
TRI Pointe Homes, Inc. Senior Unsecured (b)
06/15/19	4.375%	786,000	774,210
Total			1,137,675
Other REIT 0.2%

CyrusOne LP/Finance Corp.
11/15/22	6.375%	2,451,000	2,585,805
DuPont Fabros Technology LP
09/15/21	5.875%	1,028,000	1,048,560
Total			3,634,365
Packaging 0.5%

Beverage Packaging Holdings (Luxembourg) II SA (b)
12/15/16	5.625%	689,000	692,445
06/15/17	6.000%	409,000	406,444
Plastipak Holdings, Inc. Senior Unsecured (b)
10/01/21	6.500%	3,311,000	3,451,717
Reynolds Group Issuer, Inc./LLC
08/15/19	9.875%	4,344,000	4,680,660
02/15/21	8.250%	300,000	318,000
Signode Industrial Group Luxembourg SA/US, Inc. Senior Unsecured (b)
05/01/22	6.375%	2,768,000	2,726,480
Total			12,275,746
Pharmaceuticals 0.6%

Capsugel SA Senior Unsecured PIK (b)
05/15/19	7.000%	613,000	625,260
Grifols Worldwide Operations Ltd. Senior Unsecured (b)
04/01/22	5.250%	1,035,000	1,038,881
Jaguar Holding Co. I Senior Unsecured PIK (b)
10/15/17	9.375%	1,176,000	1,196,580
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (b)
12/01/19	9.500%	912,000	984,960
Valeant Pharmaceuticals International, Inc. (b)
08/15/18	6.750%	1,757,000	1,836,065
10/15/20	6.375%	4,197,000	4,343,895
07/15/21	7.500%	3,913,000	4,226,040
Total			14,251,681

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Property & Casualty 1.0%

HUB International Ltd. Senior Unsecured (b)
10/01/21	7.875%	$4,819,000	$4,939,475
Hub Holdings LLC/Finance, Inc. Senior Unsecured PIK (b)
07/15/19	8.125%	1,513,000	1,494,087
Liberty Mutual Group, Inc. (b)
05/01/22	4.950%	8,205,000	8,914,577
06/15/23	4.250%	5,935,000	6,102,919
Total			21,451,058
Railroads 0.3%

Florida East Coast Holdings Corp. (b)
05/01/20	9.750%	2,814,000	2,947,665
Senior Secured
05/01/19	6.750%	2,352,000	2,434,320
Panama Canal Railway Co. Senior Secured
11/01/26	7.000%	545,670	540,213
Total			5,922,198
Restaurants 0.4%

Yum! Brands, Inc.
Senior Unsecured
11/01/20	3.875%	1,800,000	1,881,821
11/01/21	3.750%	3,050,000	3,132,902
11/01/23	3.875%	4,440,000	4,483,308
Total			9,498,031
Retailers 0.2%

AutoNation, Inc.
02/01/20	5.500%	132,000	144,705
Group 1 Automotive, Inc. (b)
06/01/22	5.000%	828,000	815,580
Michaels Stores, Inc. (b)
12/15/20	5.875%	759,000	747,615
Quiksilver Inc./QS Wholesale Inc.
08/01/20	10.000%	554,000	473,670
Rite Aid Corp.
06/15/21	6.750%	2,455,000	2,553,200
Senior Unsecured
02/15/27	7.700%	919,000	1,006,305
Total			5,741,075
Technology 1.9%

Alliance Data Systems Corp. (b)
12/01/17	5.250%	2,329,000	2,410,515
04/01/20	6.375%	1,321,000	1,400,260
08/01/22	5.375%	3,467,000	3,432,330
Ancestry.com, Inc. Senior Unsecured PIK (b)
10/15/18	9.625%	1,905,000	1,947,862
Audatex North America, Inc. (b)

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Technology (continued)

06/15/21	6.000%	$956,000		$1,001,410
11/01/23	6.125%		956,000	999,020
CDW LLC/Finance Corp. (d)
08/15/22	6.000%		2,407,000	2,407,000
Ceridian LLC/Comdata, Inc. (b)
11/15/17	8.125%		1,115,000	1,112,213
Equinix, Inc.
Senior Unsecured
04/01/20	4.875%		1,054,000	1,061,905
07/15/21	7.000%		1,055,000	1,144,675
04/01/23	5.375%		580,000	582,900
First Data Corp.
01/15/21	12.625%		4,884,000	5,818,065
First Data Corp. (b)
Secured
01/15/21	8.250%		2,681,000	2,868,670
Senior Secured
11/01/20	6.750%		2,943,000	3,104,865
Goodman Networks, Inc. Senior Secured
07/01/18	12.125%		1,780,000	1,922,400
Iron Mountain, Inc.
08/15/23	6.000%		1,084,000	1,130,070
NCR Corp.
12/15/21	5.875%		572,000	592,020
07/15/22	5.000%		1,045,000	1,029,325
NXP BV/Funding LLC (b)
03/15/23	5.750%		1,115,000	1,151,238
Nuance Communications, Inc. (b)
08/15/20	5.375%		4,623,000	4,680,787
Qualitytech LP/Finance Corp. (b)
08/01/22	5.875%		1,213,000	1,206,935
VeriSign, Inc. Senior Unsecured
05/01/23	4.625%		1,734,000	1,690,650
Total				42,695,115
Transportation Services 0.4%

Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%		1,330,000	1,479,625
Concesionaria Mexiquense SA de CV (linked to Mexican Unidad de Inversion Index) (b)
12/15/35	5.950%	MXN	30,837,018	2,367,593
ERAC U.S.A. Finance LLC (b)
10/01/20	5.250%		1,150,000	1,298,660
03/15/42	5.625%		415,000	469,431
Hertz Corp. (The)
04/15/19	6.750%		1,200,000	1,254,000
10/15/20	5.875%		825,000	843,562
01/15/21	7.375%		576,000	616,320
10/15/22	6.250%		1,271,000	1,315,485
Total				9,644,676

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Wireless 2.8%

Altice SA Senior Secured (b)
05/15/22	7.750%	$2,416,000		$2,470,360
Crown Castle International Corp.
Senior Unsecured
04/15/22	4.875%		3,246,000	3,213,540
01/15/23	5.250%		3,958,000	3,997,580
ENTEL Chile SA Senior Unsecured (b)
08/01/26	4.750%		1,400,000	1,390,350
SBA Communications Corp. Senior Unsecured (b)
07/15/22	4.875%		2,142,000	2,045,610
SBA Telecommunications, Inc.
07/15/20	5.750%		4,581,000	4,752,787
Sprint Communications, Inc. (b)
11/15/18	9.000%		6,868,000	8,104,240
03/01/20	7.000%		4,701,000	5,288,625
Sprint Corp. (b)
09/15/21	7.250%		2,884,000	3,071,460
09/15/23	7.875%		3,879,000	4,150,530
06/15/24	7.125%		303,000	309,060
T-Mobile USA, Inc.
04/28/20	6.542%		783,000	818,235
01/15/22	6.125%		1,189,000	1,223,184
04/28/22	6.731%		2,145,000	2,246,887
04/01/23	6.625%		2,318,000	2,433,900
04/28/23	6.836%		738,000	782,280
01/15/24	6.500%		1,189,000	1,239,533
VimpelCom Holdings BV (b)
02/13/18	9.000%	RUB	71,400,000	1,868,535
03/01/22	7.504%		1,000,000	1,018,700
Wind Acquisition Finance SA (b)
04/23/21	7.375%		2,888,000	3,010,740
Senior Secured
04/30/20	6.500%		5,734,000	6,092,375
07/15/20	4.750%		2,235,000	2,184,713
Total				61,713,224
Wirelines 1.7%

CenturyLink, Inc.
Senior Unsecured
06/15/21	6.450%		5,005,000	5,380,375
12/01/23	6.750%		1,695,000	1,839,075
EarthLink Holdings Corp. Senior Secured
06/01/20	7.375%		2,157,000	2,286,420
Frontier Communications Corp.
Senior Unsecured
10/01/18	8.125%		935,000	1,070,575
07/01/21	9.250%		2,622,000	3,054,630
04/15/22	8.750%		953,000	1,086,420
04/15/24	7.625%		978,000	1,019,565

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Wirelines (continued)
Level 3 Communications, Inc. Senior Unsecured
06/01/19	8.875%	$756,000	$816,480
Level 3 Escrow II, Inc. (b)(d)
08/15/22	5.375%	2,452,000	2,421,350
Level 3 Financing, Inc.
07/01/19	8.125%	1,656,000	1,763,640
06/01/20	7.000%	1,828,000	1,937,680
07/15/20	8.625%	1,865,000	2,028,188
Level 3 Financing, Inc. (b)
01/15/21	6.125%	1,312,000	1,357,920
Level 3 Financing, Inc. (b)(c)
01/15/18	3.823%	474,000	477,555
Ooredoo International Finance Ltd. (b)
06/10/19	7.875%	600,000	749,982
Telecom Italia Capital SA
06/18/19	7.175%	1,566,000	1,769,580
Telecom Italia SpA Senior Unsecured (b)
05/30/24	5.303%	1,897,000	1,838,515
Windstream Corp.
09/01/18	8.125%	1,485,000	1,548,113
10/15/20	7.750%	2,188,000	2,341,160
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	1,927,000	2,187,145
Total			36,974,368
Total Corporate Bonds & Notes (Cost: $904,089,778)			$932,537,306

Residential Mortgage-Backed Securities - Agency 6.3%
Federal Home Loan Mortgage Corp. (c)(h)(i)
CMO IO Series 2957 Class SW
04/15/35	5.848%	5,886,708	1,014,666
CMO IO Series 3122 Class IS
03/15/36	6.548%	5,865,942	1,096,873
CMO IO Series 318 Class S1
11/15/43	5.798%	11,787,937	2,665,187
CMO IO Series 3761 Class KS
06/15/40	5.848%	8,329,829	1,112,863
CMO IO Series 4174 Class SB
05/15/39	6.048%	21,199,869	3,975,904
Federal Home Loan Mortgage Corp. (h)(i)
05/01/21	5.000%	2,080,550	2,253,989
Federal Home Loan Mortgage Corp. (h)
01/01/20	10.500%	2,906	2,919
Federal Home Loan Mortgage Corp. (h)(i)
CMO IO Series 304 Class C69
12/15/42	4.000%	18,267,781	3,868,275
CMO IO Series 4098 Class AI
05/15/39	3.500%	17,263,868	3,031,150
CMO IO Series 4120 Class AI
11/15/39	3.500%	15,969,198	2,396,178

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO IO Series 4121 Class IA
01/15/41	3.500%	$14,605,129	$3,029,367
CMO IO Series 4121 Class MI
10/15/42	4.000%	11,749,113	3,076,923
CMO IO Series 4147 Class CI
01/15/41	3.500%	20,217,973	3,586,590
CMO IO Series 4213 Class DI
06/15/38	3.500%	26,907,591	4,318,381
Federal National Mortgage Association (c)(h)(i)
CMO IO Series 2006-5 Class N1
08/25/34	1.944%	23,193,238	1,057,558
CMO IO Series 2006-5 Class N2
02/25/35	1.987%	32,551,706	2,052,616
CMO IO Series 2010-135 Class MS
12/25/40	5.795%	5,391,745	1,040,715
CMO IO Series 2013-124 Class SB
12/25/43	5.795%	19,518,451	4,128,586
Federal National Mortgage Association (d)(h)
08/18/29	3.000%	19,000,000	19,587,813
08/18/29-08/12/44	3.500%	35,500,000	37,308,022
Federal National Mortgage Association (h)
05/01/41	4.000%	9,215,016	9,714,643
12/01/20	4.500%	94,307	99,819
02/01/35	5.500%	153,918	172,429
10/01/37-07/01/38	7.000%	327,187	381,031
Federal National Mortgage Association (h)(i)
CMO IO STRIPS Series 417 Class C5
02/25/43	3.500%	14,058,732	3,195,066
CMO IO Series 2012-118 Class BI
12/25/39	3.500%	25,794,837	4,365,887
CMO IO Series 2012-121 Class GI
08/25/39	3.500%	19,273,315	3,079,864
CMO IO Series 2012-129 Class IC
01/25/41	3.500%	14,782,827	2,603,625
CMO IO Series 2012-131 Class MI
01/25/40	3.500%	21,814,278	4,054,533
CMO IO Series 2012-133 Class EI
07/25/31	3.500%	9,755,597	1,600,243
CMO IO Series 2012-139 Class IL
04/25/40	3.500%	13,159,935	2,290,724
CMO IO Series 2012-96 Class CI
04/25/39	3.500%	21,592,845	3,597,815
CMO IO Series 2013-1 Class AI
02/25/43	3.500%	8,479,387	1,823,409
CMO IO Series 2013-6 Class MI
02/25/40	3.500%	15,255,518	2,548,744
Total Residential Mortgage-Backed Securities - Agency (Cost: $137,762,249)			$140,132,407

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency 11.3%
Apollo Residential Mortgage Securitization Trust CMO Series 2013-1 Class A (b)(h)
05/25/47	4.000%	$7,101,770	$7,387,261
BCAP LLC Trust (b)(c)(h)
CMO Series 2010-RR11 Class 5A2
03/27/37	4.851%	5,877,697	6,011,755
CMO Series 2010-RR7 Class 17A7
03/26/36	5.014%	1,769,159	1,675,091
CMO Series 2013-RR3 Class 6A5
03/26/36	2.466%	5,322,544	5,216,189
CMO Series 2013-RR5 Class 4A1
09/26/36	3.000%	4,961,552	4,927,216
Series 2013-RR1 Class 10A1
10/26/36	3.000%	3,498,843	3,520,462
BCAP LLC Trust (b)(h)
CMO Series 2010-RR7 Class 8A6
05/26/35	5.500%	1,486,749	1,484,501
Bayview Opportunity Master Fund Trust IIB LP CMO Series 2012-6NPL Class A (b)(c)(h)
01/28/33	2.981%	2,643,749	2,644,277
CAM Mortgage Trust (b)(c)(h)
CMO Series 2014-1 Class A
12/15/53	3.352%	2,187,936	2,192,087
CMO Series 2014-2 Class A
05/15/48	2.600%	18,127,023	18,124,811
Citigroup Mortgage Loan Trust, Inc. (b)(c)(h)
CMO Series 2009-4 Class 9A2
03/25/36	2.615%	3,040,248	2,607,411
CMO Series 2010-2 Class 5A2A
12/25/35	5.502%	3,871,000	3,957,714
CMO Series 2010-6 Class 2A2
09/25/35	2.653%	1,143,314	1,047,884
CMO Series 2010-6 Class 3A2
07/25/36	2.612%	4,920,000	4,729,216
CMO Series 2010-7 Class 3A4
12/25/35	6.145%	2,185,000	2,185,458
CMO Series 2012-3 Class 2A3
04/25/37	2.658%	3,740,108	3,619,673
CMO Series 2013-12 Class 2A3
09/25/35	4.750%	6,171,339	6,154,777
CMO Series 2013-2 Class 1A1
11/25/37	6.049%	3,765,370	3,847,685
Series 2013-11 Class 3A3
09/25/34	2.581%	5,846,725	5,638,996
Series 2014-A Class B1
01/25/35	5.436%	2,428,379	2,571,071
Citigroup Mortgage Loan Trust, Inc. (b)(h)
CMO Series 2011-12 Class 3A3
09/25/47	5.593%	5,500,000	5,319,149
CMO Series 2012-A Class A
06/25/51	2.500%	5,554,735	5,431,892
Credit Suisse Mortgage Capital Certificates (b)(c)(h)
CMO Series 2011-4R Class 4A7
08/27/37	4.000%	8,522,738	8,468,071
CMO Series 2011-5R Class 3A1
09/27/47	4.588%	3,592,605	3,465,718
Series 2008-4R Class 3A4

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
01/26/38	2.675%	$6,187,000	$5,724,720
Series 2012-11 Class 3A2
06/29/47	1.150%	8,599,883	8,199,137
Series 2014-2R Class 18A1
01/27/37	3.000%	11,744,569	11,636,425
Series 2014-2R Class 19A1
05/27/36	3.000%	8,273,305	8,259,397
Series 2014-2R Class 30A1
04/27/37	2.405%	7,753,543	7,676,706
Credit Suisse Mortgage Capital Certificates (b)(h)
CMO Series 2010-9R Class 10A5
04/27/37	4.000%	3,000,000	3,013,983
CMO Series 2010-9R Class 7A5
05/27/37	4.000%	4,000,000	4,013,512
Series 2010-9R Class 1A5
08/27/37	4.000%	9,414,000	8,763,182
Credit Suisse Securities (USA) LLC (b)(c)(h)
02/25/54	3.072%	22,014,256	22,124,328
Credit Suisse Securities (USA) LLC (b)(h)
CMO Series 2014-5R Class 8A1
11/27/37	2.625%	8,712,635	8,478,483
CMO Series 2014-RPL1 Class A3
02/25/54	3.958%	2,250,000	2,261,250
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust CMO Series 2003-1 Class 1A7 (h)
04/25/33	5.500%	1,470,769	1,472,174
GCAT Series 2013-RP1 Class A1 (b)(c)(h)
06/25/18	3.500%	9,580,297	9,613,741
GS Mortgage Securities Corp. Resecuritization Trust CMO Series 2013-1R Class A (b)(c)(h)
11/26/36	0.315%	8,728,040	8,017,125
JPMorgan Resecuritization Trust CMO Series 2010-5 Class 1A6 (b)(c)(h)
04/26/37	4.500%	1,265,700	1,268,946
NRPL Trust Series 2014-1A Class A1 (b)(c)(h)
05/01/48	3.250%	10,573,000	10,573,000
Nomura Resecuritization Trust CMO Series 2011-2RA Class 2A13 (b)(c)(h)
07/26/35	2.507%	4,923,000	4,776,408
Residential Mortgage Asset Trust Series 2012-1A Class A1 (b)(c)(h)
08/26/52	2.734%	1,786,050	1,793,931
Springleaf Mortgage Loan Trust CMO Series 2012-3A Class B1 (b)(c)(h)
12/25/59	6.000%	6,000,000	6,234,742
US Residential Opportunity Fund Trust Series 2014-1A Class NOTE (b)(c)(h)
03/25/34	3.466%	5,536,970	5,627,278
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $249,674,302)			$251,756,833

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency 4.1%
Aventura Mall Trust Series 2013-AVM Class E (b)(c)(h)
12/05/32	3.743%	$9,400,000	$9,105,244
Banc of America Merrill Lynch Commercial Mortgage Securities Trust Series 2013-DSNY Class F (b)(c)(h)
09/15/26	3.652%	8,054,000	8,108,427
Bear Stearns Commercial Mortgage Securities Trust Series 2005-T18 Class A4 (c)(h)
02/13/42	4.933%	1,453,406	1,473,691
Commercial Mortgage Trust Series 2013-RIA4 Class A (b)(c)(h)
11/27/28	6.000%	6,650,000	6,513,675
GS Mortgage Securities Trust Series 2007-GG10 Class AM (c)(h)
08/10/45	5.803%	15,621,500	16,371,332
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP9 Class AM (h)
05/15/47	5.372%	3,100,000	3,251,320
ORES NPL LLC (b)(h)
Series 2013-LV2 Class A
09/25/25	3.081%	7,367,179	7,367,179
Series 2014-LV3 Class B
03/27/24	6.000%	6,300,000	6,291,993
Rialto Real Estate Fund LP (b)(h)
Series 2013-LT2 Class A
05/22/28	2.833%	2,634,955	2,636,860
Series 2014-LT5 Class A
05/15/24	2.850%	2,734,623	2,734,615
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class A3 (c)(h)
08/15/39	5.560%	12,779	12,950
VFC LLC (b)(h)
Series 2014-2 Class A
07/20/30	2.750%	20,385,975	20,385,914
Series 2014-2 Class B
07/20/30	5.500%	6,400,000	6,392,230
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $89,788,385)			$90,645,430

Asset-Backed Securities - Non-Agency 3.5%
A Voce CLO Ltd. Series 2014-1A Class C (b)(c)
07/15/26	3.731%	7,200,000	6,869,909
American Credit Acceptance Receivables Trust Series 2012-3 Class A (b)
11/15/16	1.640%	975,373	978,380
Apidos CDO Series 2014-17A Class B (b)(c)
04/17/26	3.060%	7,000,000	6,840,988

Issuer	Coupon Rate	Principal Amount		Value

Asset-Backed Securities - Non-Agency (continued)
GMAC Mortgage Home Equity Loan Trust Series 2004-HE5 Class A5 (FGIC) (c)
09/25/34	5.865%	$1,373,783		$1,409,033
Oak Hill Credit Partners X Ltd. Series 2014-10A Class C (b)(c)
07/20/26	3.354%	7,650,000		7,646,871
Selene Non-Performing Loans LLC Series 2014-1A Class A (b)(c)
05/25/54	2.981%	7,000,000		6,999,846
SpringCastle America Funding LLC Series 2013-1A Class A (b)
04/03/21	3.750%	30,411,230		30,652,355
Symphony CLO Ltd. Series 2014-14A Class D2 (b)(c)
07/14/26	3.600%	5,000,000		4,847,735
Vericrest Opportunity Loan Transferee (b)(c)
CMO Series 2013-NPL4 Class A1
11/25/53	3.960%	5,958,857		5,991,631
Series 2014-NPL4 Class A1
04/27/54	3.125%	6,221,509		6,232,258

Total Asset-Backed Securities - Non-Agency (Cost: $78,525,873)				$78,469,006

Inflation-Indexed Bonds(a) 2.7%
UNITED STATES 2.1%
U.S. Treasury Inflation-Indexed Bond
01/15/23	0.125%	20,170,016		20,023,461
01/15/24	0.625%	13,271,873		13,704,244
02/15/43	0.625%	13,950,500		12,811,567
Total				46,539,272
URUGUAY 0.6%
Uruguay Government International Bond
04/05/27	4.250%	UYU	118,480,916	5,577,632
Senior Unsecured
09/14/18	5.000%	UYU	42,124,140	1,964,893
12/15/28	4.375%	UYU	148,596,521	7,106,773
Total				14,649,298
Total Inflation-Indexed Bonds (Cost: $61,853,560)				$61,188,570

U.S. Treasury Obligations 2.1%
U.S. Treasury
05/15/23	1.750%	1,040,000		980,769
02/15/24	2.750%	2,021,200		2,059,098
02/15/43	3.125%	4,565,000		4,415,213
05/15/43	2.875%	16,070,000		14,766,823
U.S. Treasury (j)
11/15/43	3.750%	22,272,000		24,168,594

Total U.S. Treasury Obligations (Cost: $42,447,207)				$46,390,497

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations(a)(k) 23.0%
ARGENTINA 0.4%
Argentina Bonar Bonds
04/17/17	7.000%		$3,822,419	$3,487,957
Provincia de Buenos Aires Senior Unsecured (b)
01/26/21	10.875%	2,490,000		2,340,600
Provincia de Cordoba Senior Unsecured (b)
08/17/17	12.375%	2,570,000		2,319,425
Total				8,147,982

AUSTRALIA 0.9%
Treasury Corp. of Victoria
Local Government Guaranteed
11/15/16	5.750%	AUD	12,750,000	12,619,393
06/15/20	6.000%	AUD	6,200,000	6,561,613
Total				19,181,006

AUSTRIA 0.2%
Austria Government Bond Senior Unsecured (b)
10/19/18	1.150%	EUR	3,540,000	4,910,910

BELGIUM 0.1%
Belgium Government Bond (b)
06/22/24	2.600%	EUR	1,720,000	2,520,470

BRAZIL 1.0%
Brazil Notas do Tesouro Nacional Senior Notes
01/01/17	10.000%	BRL	7,339,000	3,160,725
Brazilian Government International Bond
08/17/40	11.000%	2,700,000		2,976,750
Senior Unsecured
01/05/24	8.500%	BRL	6,700,000	2,798,127
01/20/34	8.250%	3,160,000		4,352,900
Petrobras Global Finance BV
05/20/23	4.375%	1,000,000		950,460
Petrobras International Finance Co.
01/27/21	5.375%	5,900,000		6,069,474
01/20/40	6.875%	1,400,000		1,457,820
Total				21,766,256

CANADA 0.4%
Canadian Government Bond
03/01/19	1.750%	CAD	10,380,000	9,608,414

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(k) (continued)
CHILE —%
Empresa Nacional del Petroleo Senior Unsecured (b)
07/08/19	6.250%		$600,000	$676,555

COLOMBIA 1.0%
Bogota Distrito Capital Senior Unsecured (b)
07/26/28	9.750%	COP	200,000,000	133,263
Colombia Government International Bond
Senior Unsecured
06/28/27	9.850%	COP	2,520,000,000	1,732,282
01/18/41	6.125%	4,200,000		5,034,493
Corporación Andina de Fomento
06/15/22	4.375%	1,150,000		1,226,983
Ecopetrol SA Senior Unsecured
07/23/19	7.625%	2,655,000		3,199,965
Emgesa SA ESP Senior Unsecured
01/25/21	8.750%	COP	1,700,000,000	973,418
Empresa de Energia de Bogota SA ESP Senior Unsecured (b)
11/10/21	6.125%	1,112,000		1,209,446
Empresas Publicas de Medellin ESP (b)
Senior Unsecured
07/29/19	7.625%	100,000		119,276
02/01/21	8.375%	COP	13,266,000,000	7,456,689
Transportadora de Gas Internacional SA ESP Senior Unsecured (b)
03/20/22	5.700%	1,415,000		1,518,934
Total				22,604,749

CROATIA 0.2%
Croatia Government International Bond Senior Unsecured (b)
01/26/24	6.000%	4,100,000		4,376,750

DOMINICAN REPUBLIC 0.9%
Banco de Reservas de La Republica Dominicana Subordinated Notes (b)
02/01/23	7.000%	2,750,000		2,832,500
Dominican Republic International Bond
Senior Unsecured
02/10/23	14.500%	DOP	25,000,000	670,666
Dominican Republic International Bond (b)
Senior Unsecured
05/06/21	7.500%	3,022,000		3,472,224
04/20/27	8.625%	2,900,000		3,625,000
04/30/44	7.450%	3,900,000		4,153,500
Dominican Republic International Bond (b)(g)
07/05/19	15.000%	DOP	116,000,000	3,130,193

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(k) (continued)
DOMINICAN REPUBLIC (CONTINUED)
01/08/21	14.000%	DOP $	79,470,000	$2,086,206
Dominican Republic International Bond (g)
02/22/19	12.000%	DOP	42,000,000	1,020,679
Total				20,990,968

EL SALVADOR 0.1%
El Salvador Government International Bond (b)
Senior Unsecured
04/10/32	8.250%	400,000		467,032
06/15/35	7.650%	490,000		534,100
02/01/41	7.625%	1,500,000		1,612,500
Total				2,613,632

FRANCE 0.4%
France Government Bond OAT
04/25/17	3.750%	EUR	2,900,000	4,266,584
10/25/18	4.250%	EUR	1,900,000	2,963,555
04/25/22	3.000%	EUR	1,600,000	2,454,606
Total				9,684,745
GEORGIA 0.3%
Georgian Railway JSC Senior Unsecured (b)
07/11/22	7.750%	4,839,000		5,480,168

GUATEMALA 0.4%
Guatemala Government Bond (b)
Senior Unsecured
06/06/22	5.750%	4,500,000		4,848,750
02/13/28	4.875%	3,852,000		3,871,260
Total				8,720,010
HUNGARY 0.7%
Hungary Government International Bond
Senior Unsecured
02/19/18	4.125%	2,000,000		2,075,000
11/22/23	5.750%	5,382,000		5,852,925
03/25/24	5.375%	3,850,000		4,071,375
Magyar Export-Import Bank Zrt. (b)
02/12/18	5.500%	4,111,000		4,420,476
Total				16,419,776
INDONESIA 2.3%
Indonesia Government International Bond (b)
Senior Unsecured
04/20/15	7.250%	1,300,000		1,360,125
03/13/20	5.875%	11,125,000		12,432,187
04/25/22	3.750%	1,600,000		1,572,000
Indonesia Treasury Bond
Senior Unsecured
06/15/15	9.500%	IDR	11,920,000,000	1,052,234
07/15/17	10.000%	IDR	15,043,000,000	1,380,539
09/15/19	11.500%	IDR	36,600,000,000	3,635,500
11/15/20	11.000%	IDR	2,000,000,000	198,488

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(k) (continued)
INDONESIA (CONTINUED)
06/15/21	12.800%	IDR $	17,200,000,000	$1,857,050
09/15/25	11.000%	IDR	16,500,000,000	1,703,088
05/15/27	7.000%	IDR	56,380,000,000	4,346,288
03/15/29	9.000%	IDR	16,350,000,000	1,471,535
Majapahit Holding BV (b)
01/20/20	7.750%	1,100,000		1,299,720
06/29/37	7.875%	2,780,000		3,356,850
PT Pertamina Persero (b)
Senior Unsecured
05/03/22	4.875%	1,600,000		1,608,000
05/20/23	4.300%	4,788,000		4,596,480
PT Perusahaan Listrik Negara Senior Unsecured (b)
11/22/21	5.500%	6,778,000		7,195,106
Pertamina Persero PT Senior Unsecured (b)
05/30/44	6.450%	1,245,000		1,304,138
Total				50,369,328

ITALY 0.7%
Italy Buoni Poliennali Del Tesoro
09/01/22	5.500%	EUR	1,000,000	1,655,870
Senior Unsecured
05/01/21	3.750%	EUR	7,620,000	11,402,379
Republic of Italy
11/15/16	2.750%	EUR	1,600,000	2,244,248
Total				15,302,497

IVORY COAST 0.1%
Ivory Coast Government International Bond (b)
07/23/24	5.375%	700,000		680,750
Ivory Coast Government International Bond (c)
Senior Unsecured
12/31/32	5.750%	1,200,000		1,177,692
Total				1,858,442
KAZAKHSTAN 0.4%
KazMunayGas National Co. JSC (b)
Senior Unsecured
07/02/18	9.125%	3,980,000		4,795,900
04/09/21	6.375%	500,000		563,750
04/30/23	4.400%	4,287,000		4,293,580
Total				9,653,230
TOTAL MACEDONIA —%
Macedonia Government Bond (b)
07/24/21	3.975%	EUR	716,000	955,464

MEXICO 2.1%
Mexican Bonos
12/17/15	8.000%	MXN	14,850,000	1,196,339
06/16/16	6.250%	MXN	29,600,000	2,357,203
12/15/16	7.250%	MXN	6,590,000	539,360

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(k) (continued)
MEXICO (CONTINUED)
12/14/17	7.750%	MXN $	9,500,000	$796,673
12/13/18	8.500%	MXN	36,260,000	3,150,854
06/11/20	8.000%	MXN	86,530,000	7,494,041
06/10/21	6.500%	MXN	50,000	4,019
06/09/22	6.500%	MXN	88,200,000	7,035,040
06/03/27	7.500%	MXN	44,450,000	3,763,748
Mexico Government International Bond Senior Unsecured
01/11/40	6.050%	2,350,000		2,838,213
Pemex Finance Ltd.
Senior Unsecured
11/15/18	9.150%	2,485,000		2,816,170
Senior Unsecured (NPFGC)
08/15/17	10.610%	1,340,625		1,501,215
Pemex Project Funding Master Trust
01/21/21	5.500%	1,750,000		1,934,275
06/15/38	6.625%	450,000		522,000
Petroleos Mexicanos
03/01/18	5.750%	2,870,000		3,192,875
05/03/19	8.000%	600,000		731,100
11/24/21	7.650%	MXN	26,200,000	2,126,683
06/15/35	6.625%	870,000		1,029,471
06/02/41	6.500%	2,500,000		2,900,000
Total				45,929,279

MOROCCO 0.1%
Morocco Government International Bond Senior Unsecured (b)
12/11/22	4.250%	2,317,000		2,311,208

NETHERLANDS 0.1%
Petrobras Global Finance BV
03/17/24	6.250%	1,226,000		1,294,153

NEW ZEALAND 0.5%
New Zealand Government Bond
Senior Unsecured
03/15/19	5.000%	NZD	5,000,000	4,420,501
05/15/21	6.000%	NZD	6,100,000	5,734,139
Total				10,154,640
PANAMA 0.1%
Ena Norte Trust Pass-Through Certificates (b)
04/25/23	4.950%	1,536,393		1,578,831

PERU 0.5%
Corporacion Financiera de Desarrollo SA Senior Unsecured (b)
02/08/22	4.750%	2,900,000		3,052,450

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(k) (continued)
PERU (CONTINUED)
Peru Enhanced Pass-Through Finance Ltd. Pass-Through Certificates (b)(l)
05/31/18	0.000%		$1,487,681	$1,398,605
Peruvian Government International Bond
Senior Unsecured
08/12/26	8.200%	PEN	3,077,000	1,354,825
11/21/33	8.750%	2,508,000		3,824,700
Peruvian Government International Bond (b)
Senior Unsecured
08/12/20	7.840%	PEN	3,100,000	1,282,034
Total				10,912,614

PHILIPPINES 0.2%
Philippine Government International Bond
Senior Unsecured
01/15/21	4.950%	PHP	65,000,000	1,614,477
03/30/26	5.500%	1,025,000		1,181,312
Power Sector Assets & Liabilities Management Corp. Government Guaranteed (b)
12/02/24	7.390%	1,390,000		1,782,675
Total				4,578,464

POLAND 0.6%
Poland Government Bond
10/25/19	5.500%	PLN	23,100,000	8,303,355
Poland Government International Bond
Senior Unsecured
07/15/19	6.375%	1,470,000		1,738,275
03/23/22	5.000%	2,950,000		3,285,563
Total				13,327,193

QATAR 0.2%
Nakilat, Inc. Senior Secured (b)
12/31/33	6.067%	3,260,000		3,577,850

REPUBLIC OF NAMIBIA 0.2%
Namibia International Bonds Senior Unsecured (b)
11/03/21	5.500%	4,100,000		4,397,250

REPUBLIC OF THE CONGO —%
Republic of Congo Senior Unsecured (c)
06/30/29	3.500%	446,500		413,932

ROMANIA 0.4%
Romanian Government International Bond (b)
Senior Unsecured
02/07/22	6.750%	2,500,000		2,981,250

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(k) (continued)
ROMANIA (CONTINUED)
08/22/23	4.375%	$5,312,000		$5,444,800
Total				8,426,050
RUSSIAN FEDERATION 1.6%
Eurasian Development Bank Senior Unsecured
10/05/17	8.000%	RUB	176,500,000	4,507,305
Gazprom Neft OAO Via GPN Capital SA Senior Unsecured (b)
09/19/22	4.375%		4,800,000	4,140,000
Gazprom OAO Via Gaz Capital SA (b)
Senior Unsecured
04/11/18	8.146%		2,813,000	3,122,430
01/23/21	5.999%		2,000,000	2,003,000
03/07/22	6.510%		2,577,000	2,668,483
08/16/37	7.288%		300,000	315,000
Russian Agricultural Bank OJSC Via RSHB Capital SA Senior Unsecured (b)
12/27/17	5.298%		700,000	674,191
Russian Foreign Bond - Eurobond Senior Unsecured (c)
03/31/30	7.500%		10,692,850	12,104,306
Vnesheconombank Via VEB Finance PLC Senior Unsecured (b)
11/22/25	6.800%		5,810,000	5,504,975
Total				35,039,690

SENEGAL —%
Senegal Government International Bond (b)
07/30/24	6.250%		505,000	509,419

SERBIA 0.2%
Republic of Serbia (b)
12/03/18	5.875%		3,329,000	3,528,740

SOUTH AFRICA 0.1%
South Africa Government International Bond Senior Unsecured
01/17/24	4.665%		1,800,000	1,836,000
Transnet SOC Ltd. Senior Unsecured (b)
07/26/22	4.000%		1,100,000	1,039,564
Total				2,875,564
SOUTH KOREA 0.2%
Export-Import Bank of Korea
Senior Unsecured
04/11/22	5.000%		3,900,000	4,370,137
Export-Import Bank of Korea (b)

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(k) (continued)
SOUTH KOREA (CONTINUED)
02/15/15	5.000%	IDR $	8,000,000,000	$681,281
Total				5,051,418

SPAIN 0.3%
Spain Government Bond
Senior Unsecured
04/30/20	4.000%	EUR	1,300,000	1,984,124
04/30/21	5.500%	EUR	2,430,000	4,033,752
Spain Government Bond (b)
Senior Unsecured
10/31/23	4.400%	EUR	700,000	1,089,915
Total				7,107,791
TRINIDAD AND TOBAGO 0.4%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured (b)
08/14/19	9.750%	7,514,000		9,486,425

TURKEY 1.6%
Turkey Government International Bond
02/17/45	6.625%	600,000		695,250
Senior Unsecured
09/26/16	7.000%	1,235,000		1,360,044
06/05/20	7.000%	850,000		992,156
03/30/21	5.625%	5,050,000		5,529,144
09/26/22	6.250%	3,450,000		3,928,515
03/23/23	3.250%	2,800,000		2,590,588
02/05/25	7.375%	13,080,000		15,970,680
03/17/36	6.875%	630,000		752,062
05/30/40	6.750%	1,500,000		1,770,000
01/14/41	6.000%	2,200,000		2,364,164
Total				35,952,603

UNITED ARAB EMIRATES 0.3%
Abu Dhabi National Energy Co. (b)
Senior Unsecured
12/13/21	5.875%	1,300,000		1,526,546
01/12/23	3.625%	2,200,000		2,205,500
05/06/24	3.875%	1,629,000		1,636,986
Dolphin Energy Ltd. Senior Secured (b)
12/15/21	5.500%	1,907,000		2,154,137
Total				7,523,169

UNITED KINGDOM 0.7%
United Kingdom Gilt
09/07/21	3.750%	GBP	1,200,000	2,214,147
09/07/23	2.250%	GBP	4,290,000	7,026,462
03/07/25	5.000%	GBP	3,510,000	7,163,917
Total				16,404,526

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(k) (continued)
URUGUAY 0.2%
Uruguay Government International Bond
Senior Unsecured
03/21/36	7.625%	$725,000	$971,500
Senior Unsecured PIK
01/15/33	7.875%	1,940,000	2,619,000
Total			3,590,500

VENEZUELA 1.7%
Petroleos de Venezuela SA
04/12/17	5.250%	14,120,000	11,896,100
11/02/17	8.500%	3,170,800	2,952,808
11/17/21	9.000%	3,498,521	2,973,743
Senior Unsecured
10/28/15	5.000%	3,526,329	3,310,341
Venezuela Government International Bond
Senior Unsecured
02/26/16	5.750%	2,050,000	1,940,325
08/23/22	12.750%	3,006,000	3,051,090
05/07/23	9.000%	14,104,800	11,812,770
Total			37,937,177

ZAMBIA 0.2%
Zambia Government International Bond Senior Unsecured (b)
04/14/24	8.500%	4,077,000	4,624,011

Total Foreign Government Obligations (Cost: $494,005,428)			$512,373,849

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.3%
California 0.1%
Cabazon Band Mission Indians Revenue Bonds Mortgage Notes Series 2004 (f)(m)(n)
10/01/13	13.000%	2,820,000	1,433,914

Puerto Rico 0.2%
Commonwealth of Puerto Rico Unlimited General Obligation Bonds Series 2014A (n)
07/01/35	8.000%	4,920,000	4,428,049

Total Municipal Bonds (Cost: $7,396,177)			$5,861,963

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 4.5%
Aerospace & Defense 0.1%
Doncasters US Finance LLC Tranche B Term Loan (c)(o)
04/09/20	4.500%	$1,012,192	$1,013,275
TASC, Inc. 1st Lien Term Loan (c)(o)
05/22/20	6.500%	550,000	536,707
Total			1,549,982

Automotive —%
Navistar, Inc. Tranche B Term Loan (c)(o)
08/17/17	5.750%	348,750	350,783

Brokerage/Asset Managers/Exchanges 0.1%
Nuveen Investments, Inc. 2nd Lien Tranche B Term Loan (c)(o)
02/28/19	6.500%	1,025,000	1,024,569
USI, Inc. Term Loan (c)(o)
12/27/19	4.250%	812,671	809,624
Total			1,834,193

Building Materials —%
Contech Engineered Solutions LLC Term Loan (c)(o)
04/29/19	6.250%	371,250	374,962
Roofing Supply Group LLC Term Loan (c)(o)
05/31/19	5.000%	587,535	583,499
Total			958,461

Cable and Satellite 0.1%
Encompass Digital Media, Inc. 1st Lien Tranche B Term Loan (c)(o)
06/06/21	5.500%	980,094	980,094
MCC Iowa LLC Tranche G Term Loan (c)(o)
01/20/20	4.000%	1,056,188	1,052,892
Mediacom Illinois LLC Tranche E Term Loan (c)(o)
10/23/17	4.500%	892,462	889,678
TWCC Holding Corp. 2nd Lien Term Loan (c)(o)
06/26/20	7.000%	625,000	614,062
Total			3,536,726

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Chemicals 0.4%
Allnex U.S.A., Inc. 2nd Lien Term Loan (c)(o)
04/03/20	8.250%	$72,590	$73,860
Ascend Performance Materials Operations LLC Tranche B Term Loan (c)(o)
04/10/18	6.750%	785,930	778,070
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. Tranche B Term Loan (c)(o)
02/01/20	4.000%	1,009,775	1,002,919
HII Holding Corp. 2nd Lien Term Loan (c)(o)
12/21/20	9.500%	1,350,000	1,374,475
Kronos Worldwide, Inc. Term Loan (c)(o)
02/18/20	4.750%	997,500	1,000,413
Nexeo Solutions LLC Term Loan (c)(o)
09/08/17	5.000%	909,141	906,869
Oxea Finance & Cy SCA 2nd Lien Term Loan (c)(o)
07/15/20	8.250%	425,000	426,861
Polymer Group, Inc. Term Loan (c)(o)
12/19/19	5.250%	997,494	999,369
Solenis Holdings LLC Term Loan (c)(d)(o)
07/02/21	4.250%	250,000	247,605
Univar, Inc. Tranche B Term Loan (c)(o)
06/30/17	5.000%	1,948,297	1,946,953
Total			8,757,394

Construction Machinery —%
Douglas Dynamics LLC Term Loan (c)(o)
04/18/18	5.750%	644,888	643,275

Consumer Cyclical Services 0.2%
Acosta, Inc. Tranche B Term Loan (c)(o)
03/02/18	4.250%	605,460	605,157
IG Investments Holdings LLC 1st Lien Tranche B Term Loan (c)(o)
10/31/19	5.250%	541,750	543,782
Pre-Paid Legal Services, Inc. Term Loan (c)(o)
07/01/19	6.250%	362,903	365,171

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Consumer Cyclical Services (continued)
Quikrete Holdings, Inc. 1st Lien Term Loan (c)(o)
09/28/20	4.000%	$997,488	$994,635
Sabre, Inc. Tranche B Term Loan (c)(o)
02/19/19	4.250%	626,946	625,222
ServiceMaster Co. LLC (The) Term Loan (c)(o)
07/01/21	4.250%	1,000,000	985,830
Weight Watchers International, Inc. Tranche B-2 Term Loan (c)(o)
04/02/20	4.000%	1,382,500	1,088,968
Total			5,208,765

Consumer Products 0.1%
Fender Musical Instruments Corp. Term Loan (c)(o)
04/03/19	5.750%	377,187	378,130
Herff Jones, Inc. Term Loan (c)(o)
06/25/19	5.500%	922,670	927,846
Party City Holdings, Inc. Term Loan (c)(o)
07/27/19	4.000%	1,424,752	1,409,436
Total			2,715,412

Diversified Manufacturing 0.3%
Accudyne Industries LLC Term Loan (c)(o)
12/13/19	4.000%	1,388,592	1,381,357
Allflex Holdings III, Inc. (c)(o)
1st Lien Term Loan
07/17/20	4.250%	1,042,125	1,040,385
2nd Lien Term Loan
07/19/21	8.000%	250,000	251,095
Apex Tool Group LLC Term Loan (c)(o)
01/31/20	4.500%	886,275	871,598
Filtration Group Corp. 1st Lien Term Loan (c)(o)
11/20/20	4.500%	1,124,804	1,125,738
Gates Global LLC Term Loan (c)(o)
07/05/21	4.250%	550,000	544,846
IMG Worldwide Holdings LLC 2nd Lien Term Loan (c)(o)
05/06/22	8.250%	250,000	247,708

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Diversified Manufacturing (continued)
IMG Worldwide, Inc. 1st Lien Term Loan (c)(o)
04/01/21	5.500%	$275,000	$272,662
Ranpak Corp. 2nd Lien Term Loan (c)(o)
04/23/20	8.500%	225,000	228,938
Total			5,964,327

Electric 0.3%
Calpine Corp. (c)(o)
Term Loan
04/01/18	4.000%	630,027	630,474
04/01/18	4.000%	242,500	242,672
EquiPower Resources Holdings LLC (c)(o)
1st Lien Tranche B Term Loan
12/21/18	4.250%	292,438	292,657
1st Lien Tranche C Term Loan
12/31/19	4.250%	816,753	817,366
Essential Power LLC Term Loan (c)(o)
08/08/19	4.750%	449,948	451,073
NRG Energy, Inc. Term Loan (c)(o)
07/01/18	2.750%	630,642	624,279
TPF Generation Holdings LLC Term Loan (c)(o)
12/31/17	4.750%	746,231	723,285
TPF II LC LLC Term Loan (c)(o)
08/21/19	6.500%	635,115	644,642
Texas Competitive Electric Holdings Co. LLC Term Loan (c)(o)
10/10/14	4.652%	1,345,944	1,024,600
Windsor Financing LLC Tranche B Term Loan (c)(o)
12/05/17	6.250%	322,489	330,551
Total			5,781,599

Environmental 0.1%
ADS Waste Holdings, Inc. Tranche B-2 Term Loan (c)(o)
10/09/19	3.750%	935,750	928,994
Waste Industries U.S.A., Inc. Tranche B Term Loan (c)(o)
03/17/17	4.250%	640,250	638,649
Total			1,567,643

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Food and Beverage 0.2%
AdvancePierre Foods, Inc. 1st Lien Term Loan (c)(o)
07/10/17	5.750%	$1,970,000	$1,973,290
Arysta LifeScience SPC LLC 2nd Lien Term Loan (c)(o)
11/30/20	8.250%	425,000	429,603
Big Heart Pet Brands Term Loan (c)(o)
03/09/20	3.500%	679,323	667,014
Performance Food Group, Inc. 2nd Lien Term Loan (c)(o)
11/14/19	6.250%	1,113,750	1,121,412
Total			4,191,319

Gaming 0.2%
Affinity Gaming LLC Term Loan (c)(o)
11/09/17	5.250%	205,588	204,624
CCM Merger, Inc. Tranche B Term Loan (c)(o)
07/30/21	4.500%	400,000	398,000
Caesars Entertainment Operating Co., Inc. Tranche B-6 Term Loan (c)(o)
01/28/18	6.948%	528,289	489,766
Cannery Casino Resorts LLC 2nd Lien Term Loan (c)(o)
10/02/19	10.000%	250,000	253,360
Peppermill Casinos, Inc. Tranche B Term Loan (c)(o)
11/09/18	7.250%	1,009,607	1,029,799
ROC Finance LLC Tranche B Term Loan (c)(o)
06/20/19	5.000%	1,042,125	1,016,072
Stockbridge/SBE Holdings Tranche B Term Loan (c)(o)
05/02/17	13.000%	150,000	165,375
Total			3,556,996

Health Care 0.3%
Alere, Inc. Tranche B Term Loan (c)(o)
06/30/17	4.250%	1,299,618	1,297,993
Alliance HealthCare Services, Inc. Term Loan (c)(o)
06/03/19	4.250%	544,501	542,971
CHS/Community Health Systems, Inc. (c)(o)
Tranche D Term Loan
01/27/21	4.250%	759,563	760,322
Tranche E Term Loan

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Health Care (continued)
01/25/17	3.478%	$284,979	$284,979
DaVita HealthCare Partners, Inc. Tranche B Term Loan (c)(o)
06/24/21	3.500%	625,000	623,294
IASIS Healthcare LLC Tranche B-2 Term Loan (c)(o)
05/03/18	4.500%	832,898	833,248
Onex Carestream Finance LP 1st Lien Term Loan (c)(o)
06/07/19	5.000%	599,530	599,866
Quintiles Transnational Corp. Term B-3 Term Loan (c)(o)
06/08/18	3.750%	945,235	940,510
Total			5,883,183

Independent Energy 0.1%
Samson Investment Co. 2nd Lien Tranche 1 Term Loan (c)(o)
09/25/18	5.000%	1,425,000	1,418,473

Leisure 0.1%
24 Hour Fitness Worldwide, Inc. Term Loan (c)(o)
05/28/21	4.750%	450,000	450,419
Zuffa LLC Term Loan (c)(o)
02/25/20	3.750%	1,748,381	1,746,195
Total			2,196,614

Media and Entertainment 0.4%
Clear Channel Communications, Inc. Tranche D Term Loan (c)(o)
01/30/19	6.905%	1,128,407	1,105,659
Getty Images, Inc. Term Loan (c)(o)
10/18/19	4.750%	1,970,000	1,900,814
Granite Broadcasting 1st Lien Tranche B Term Loan (c)(o)
05/23/18	6.750%	233,167	232,876
Ion Media Networks, Inc. Term Loan (c)(o)
12/18/20	5.000%	995,000	995,000
Learfield Communications, Inc. 1st Lien Term Loan (c)(o)
10/09/20	4.500%	1,592,000	1,593,990
Radio One, Inc. Term Loan (c)(o)
03/31/16	7.500%	717,952	727,823

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Media and Entertainment (continued)
RentPath, Inc. Tranche B Term Loan (c)(o)
05/29/20	6.250%	$1,039,500	$1,039,500
Univision Communications, Inc. Term Loan (c)(o)
03/01/20	4.000%	1,086,250	1,078,787
Van Wagner Communications LLC Term Loan (c)(o)
08/03/18	6.250%	387,546	390,131
Total			9,064,580

Metals 0.1%
Essar Steel Algoma, Inc. Term Loan (c)(o)
09/19/14	10.250%	319,312	319,312
FMG Resources August 2006 Proprietary Ltd. Term Loan (c)(o)
06/28/19	3.750%	1,060,142	1,053,515
Noranda Aluminum Acquisition Corp. Tranche B Term Loan (c)(o)
02/28/19	5.750%	296,212	287,572
Total			1,660,399

Midstream —%
Philadelphia Energy Solutions Refining and Marketing LLC Term Loan (c)(o)
04/04/18	6.250%	119,392	113,870

Other Financial Institutions —%
AlixPartners LLP 1st Lien Tranche B-2 Term Loan (c)(o)
07/10/20	4.000%	278,977	277,931

Other Industry 0.1%
ATI Acquisition Co. Tranche B Term Loan (c)(e)(f)(g)(m)(o)
12/30/14	0.000%	111,098	—
Harland Clarke Holdings Corp. Tranche B-3 Term Loan (c)(o)
05/22/18	7.000%	438,750	445,147
Sensus U.S.A., Inc. (c)(o)
1st Lien Term Loan
05/09/17	4.750%	992,328	991,713
2nd Lien Term Loan
05/09/18	8.500%	725,000	725,457

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Other Industry (continued)
WireCo WorldGroup, Inc. Term Loan (c)(o)
02/15/17	6.000%	$559,589	$560,988
Total			2,723,305

Packaging —%
BWAY Holding Co. Term Loan (c)(o)
08/06/17	4.500%	558,932	558,233

Paper —%
Caraustar Industries, Inc. Term Loan (c)(o)
05/01/19	7.500%	852,607	860,067

Pharmaceuticals 0.1%
Par Pharmaceutical Companies, Inc. Tranche B-2 Term Loan (c)(o)
09/30/19	4.000%	434,589	432,633
Valeant Pharmaceuticals International, Inc. (c)(o)
Tranche B-C2 Term Loan
12/11/19	3.750%	618,275	616,111
Tranche B-D2 Term Loan
02/13/19	3.750%	318,518	317,525
Total			1,366,269

Property & Casualty 0.1%
Alliant Holdings I LLC Term Loan (c)(o)
12/20/19	4.250%	1,484,999	1,482,222
Asurion LLC Tranche B-1 Term Loan (c)(o)
05/24/19	5.000%	1,137,917	1,140,875
Total			2,623,097

Retailers 0.6%
Academy Ltd. Term Loan (c)(o)
08/03/18	4.500%	1,759,436	1,760,104
BJ’s Wholesale Club, Inc. 1st Lien Term Loan (c)(o)
09/26/19	4.500%	1,182,082	1,174,943
David’s Bridal, Inc. Term Loan (c)(o)
10/11/19	5.000%	1,218,194	1,179,370

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Retailers (continued)
Hudson’s Bay Co. 1st Lien Term Loan (c)(o)
11/04/20	4.750%	$1,000,000	$1,005,690
J. Crew Group, Inc. Term Loan (c)(o)
03/05/21	4.000%	1,488,218	1,450,090
Jo-Ann Stores, Inc. Tranche B Term Loan (c)(o)
03/16/18	4.000%	971,160	962,662
Leslie’s Poolmart, Inc. Tranche B Term Loan (c)(o)
10/16/19	4.250%	997,462	995,278
Neiman Marcus Group, Inc. (The) Term Loan (c)(o)
05/31/14	4.250%	697,128	693,008
PetCo Animal Supplies, Inc. Term Loan (c)(o)
11/24/17	4.000%	1,357,417	1,356,453
Pilot Travel Centers LLC Tranche B Term Loan (c)(o)
08/07/19	4.250%	1,102,500	1,105,256
Rite Aid Corp. (c)(o)
2nd Lien Tranche 1 Term Loan
08/21/20	5.750%	750,000	760,628
Tranche 2 Term Loan
06/21/21	4.875%	200,000	201,500
Tranche 7 Term Loan
02/21/20	3.500%	420,758	418,444
Sports Authority, Inc. (The) Tranche B Term Loan (c)(o)
11/16/17	7.500%	948,449	946,865
Total			14,010,291

Supermarkets 0.1%
Albertson’s LLC Tranche B-2 Term Loan (c)(o)
03/21/19	4.750%	1,042,764	1,042,118
Sprouts Farmers Markets Holdings LLC Term Loan (c)(o)
04/23/20	4.000%	503,036	501,778
Total			1,543,896

Technology 0.4%
Aeroflex, Inc. Tranche B-1 Term Loan (c)(o)
11/09/19	4.500%	1,133,871	1,132,454
Alcatel-Lucent U.S.A., Inc. Term Loan (c)(o)
01/30/19	4.500%	1,477,500	1,473,540

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
Avago Technologies Ltd. Term Loan (c)(o)
05/06/21	3.750%	$600,000	$598,200
Blue Coat Systems, Inc. (c)(o)
2nd Lien Term Loan
06/28/20	9.500%	2,008,000	2,030,590
Term Loan
05/31/19	4.000%	866,251	863,722
Greeneden U.S. Holdings II LLC Term Loan (c)(o)
02/08/20	4.000%	310,357	308,225
Infogroup, Inc. Tranche B Term Loan (c)(o)
05/26/18	7.500%	675,000	633,319
RP Crown Parent LLC 1st Lien Term Loan (c)(o)
12/21/18	6.000%	1,039,403	1,042,293
TransUnion LLC Term Loan (c)(o)
04/09/21	4.000%	349,125	347,753
Verint Systems, Inc. Tranche B Term Loan (c)(o)
09/06/19	3.500%	82,830	82,498
Total			8,512,594

Transportation Services —%
Commercial Barge Line Co. 1st Lien Term Loan (c)(o)
09/22/19	7.500%	469,062	470,821
Hertz Corp. (The) Letter of Credit (c)(o)
03/11/18	3.750%	500,000	495,000
Total			965,821
Wirelines —%
Alaska Communications Systems Holdings, Inc. Term Loan (c)(o)
10/21/16	6.250%	663,948	660,628

Total Senior Loans (Cost: $101,735,691)			$101,056,126

Issuer	Shares	Value

Common Stocks 0.1%
CONSUMER DISCRETIONARY 0.1%
Auto Components —%
Delphi Automotive PLC	1,315	$87,842

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Hotels, Restaurants & Leisure —%
BLB Management Services , Inc.	5,526	$209,988
Media 0.1%
Cengage Learning, Inc.	7,982	279,869
Media News Group (p)	2,495	81,087
Tribune Media Co. (p)	1,338	110,485
Tribune Publishing Co. (p)	334	7,035
Total		478,476
TOTAL CONSUMER DISCRETIONARY		776,306
INFORMATION TECHNOLOGY —%
IT Services —%
Advanstar Communications, Inc. (p)	705	7,755
TOTAL INFORMATION TECHNOLOGY		7,755
MATERIALS —%
Chemicals —%
LyondellBasell Industries NV, Class A	3,806	404,387
Metals & Mining —%
Aleris International, Inc. (p)	3,721	146,980
TOTAL MATERIALS		551,367
TELECOMMUNICATION SERVICES —%
Diversified Telecommunication Services —%
Hawaiian Telcom Holdco, Inc. (p)	478	13,480
TOTAL TELECOMMUNICATION SERVICES		13,480
Total Common Stocks (Cost: $847,096)		$1,348,908

	Shares	Value

Money Market Funds 1.5%
Columbia Short-Term Cash Fund, 0.097% (q)(r)	33,477,448	$33,477,448
Total Money Market Funds (Cost: $33,477,448)		$33,477,448

Total Investments (Cost: $2,201,603,194) (s)	$2,255,238,343(t)
Other Assets & Liabilities, Net	(27,160,625)
Net Assets	$2,228,077,718

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at July 31, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received		Unrealized Appreciation ($)		Unrealized Depreciation ($)
Citigroup Global Markets Inc.	August 14, 2014	21,310,000	AUD	19,963,421	USD	174,176	—
Citigroup Global Markets Inc.	September 15, 2014	294,541,000	RUB	8,199,232	USD	33,997	—
J.P. Morgan Securities, Inc.	August 18, 2014	20,000,000	PLN	6,566,991	USD	163,244	—
J.P. Morgan Securities, Inc.	August 29, 2014	590,000	SGD	476,277	USD	3,331	—
Standard Chartered Bank	September 4, 2014	9,490,000	GBP	16,180,735	USD	162,891	—
UBS Securities	August 14, 2014	12,670,000	NZD	11,119,826	USD	367,514	—
UBS Securities	August 19, 2014	10,390,000	CAD	9,676,909	USD	151,439	—
UBS Securities	September 8, 2014	29,710,000	EUR	39,854,182	USD	66,473	—
Total						1,123,065	—

Futures Contracts Outstanding at July 31, 2014

At July 31, 2014, securities totaling $5,667,208 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO BUXL 30YR BOND	(353)	EUR	(64,918,519)	September 2014	—	(212,543)
US 10YR NOTE	(805)	USD	(100,310,551)	September 2014	846,856	—
US 2YR NOTE	425	USD	93,254,299	September 2014	—	(120,167)
US 5YR NOTE	(5,964)	USD	(708,737,546)	September 2014	5,950,995	—
US LONG BOND	548	USD	75,298,625	September 2014	427,303	—
US ULTRA T-BOND	833	USD	125,652,844	September 2014	419,447	—
Total					7,644,601	(332,710)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, the value of these securities amounted to $1,000,302,169 or 44.90% of net assets.

(c)	Variable rate security.
(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)	Negligible market value.
(f)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at July 31, 2014 was $1,433,914, which represents 0.06% of net assets. Information concerning such security holdings at July 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
ATI Acquisition Co.
Tranche B Term Loan
12/30/14 0.000%	12-23-2009 - 07-28-2014	77,506
Cabazon Band Mission Indians
Revenue Bonds
Mortgage Notes
Series 2004
10/01/13 13.000%	10-4-2004	2,820,000
Six Flags, Inc.
06/01/2014 9.625%	5-7-2010	—

(g)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2014, the value of these securities amounted to $6,237,078, which represents 0.28% of net assets.

(h)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(i)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(j)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(k)	Principal and interest may not be guaranteed by the government.
(l)	Zero coupon bond.
(m)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At July 31, 2014, the value of these securities amounted to $1,433,914, which represents 0.06% of net assets.

(n)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2014, the value of these securities amounted to $5,861,963 or 0.26% of net assets.

(o)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of July 31, 2014. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(p)	Non-income producing.
(q)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	82,995,116	608,075,754	(657,593,422)	33,477,448	57,006	33,477,448

(r)	The rate shown is the seven-day current annualized yield at July 31, 2014.
(s)

At July 31, 2014, the cost of securities for federal income tax purposes was approximately $2,201,603,000, and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$76,482,000
Unrealized Depreciation	(22,847,000)
Net Unrealized Appreciation	$53,635,000

(t)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
DOP	Dominican Republic Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peru Nuevos Soles
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Rouble
SGD	Singapore Dollar
USD	US Dollar
UYU	Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)		Total ($)
Bonds
Corporate Bonds & Notes
Banking	—	29,677,254	733,667		30,410,921
Leisure	—	10,674,378	0	(a)	10,674,378
Transportation Services	—	7,277,083	2,367,593		9,644,676
All Other Industries	—	881,807,331	—		881,807,331
Residential Mortgage-Backed Securities - Agency	—	140,132,407	—		140,132,407
Residential Mortgage-Backed Securities - Non-Agency	—	184,461,819	67,295,014		251,756,833
Commercial Mortgage-Backed Securities - Non-Agency	—	90,645,430	—		90,645,430
Asset-Backed Securities - Non-Agency	—	78,469,006	—		78,469,006
Inflation-Indexed Bonds	—	61,188,570	—		61,188,570
U.S. Treasury Obligations	46,390,497	—	—		46,390,497
Foreign Government Obligations	—	506,136,771	6,237,078		512,373,849
Municipal Bonds	—	5,861,963	—		5,861,963
Total Bonds	46,390,497	1,996,332,012	76,633,352		2,119,355,861
Senior Loans
Building Materials	—	583,499	374,962		958,461
Chemicals	—	8,683,534	73,860		8,757,394
Diversified Manufacturing	—	5,735,389	228,938		5,964,327
Electric	—	4,806,406	975,193		5,781,599
Gaming	—	2,361,822	1,195,174		3,556,996
Media and Entertainment	—	8,025,080	1,039,500		9,064,580
Other Industry	—	2,162,317	560,988		2,723,305
Packaging	—	—	558,233		558,233
Transportation Services	—	470,821	495,000		965,821
All Other Industries	—	62,725,410	—		62,725,410
Total Senior Loans	—	95,554,278	5,501,848		101,056,126
Equity Securities
Common Stocks
Consumer Discretionary	205,362	279,869	291,075		776,306
Information Technology	—	—	7,755		7,755
Materials	404,387	—	146,980		551,367
Telecommunication Services	13,480	—	—		13,480
Total Equity Securities	623,229	279,869	445,810		1,348,908
Mutual Funds
Money Market Funds	33,477,448	—	—		33,477,448
Total Mutual Funds	33,477,448	—	—		33,477,448
Investments in Securities	80,491,174	2,092,166,159	82,581,010		2,255,238,343
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	1,123,065	—		1,123,065
Futures Contracts	7,644,601	—	—		7,644,601
Liabilities
Futures Contracts	(332,710)	—	—		(332,710)
Total	87,803,065	2,093,289,224	82,581,010		2,263,673,299

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Residential Mortgage-Backed Securities - Non- Agency ($)	Foreign Government Obligations ($)	Senior Loans ($)	Common Stocks ($)	Total ($)
Balance as of October 31, 2013	730,616	33,919,535	1,831,434	6,217,042	314,718	43,013,345
Accrued discounts/premiums	498	(19,042)	(18,977)	(32,562)	—	(70,083)
Realized gain (loss)	—	9,498	—	(234,265)	—	(224,767)
Change in unrealized appreciation (depreciation)(a)	113,436	638,475	459,268	54,090	89,925	1,355,194
Sales	—	(13,275,744)	—	(1,806,600)	—	(15,082,344)
Purchases	2,256,710	52,038,905	3,965,353	—	—	58,260,968
Transfers into Level 3	—	—	—	5,005,072	41,167	5,046,239
Transfers out of Level 3	—	(6,016,613)	—	(3,700,929)	—	(9,717,542)
Balance as of July 31, 2014	3,101,260	67,295,014	6,237,078	5,501,848	445,810	82,581,010

(a) Change in unrealized appreciation (depreciation) relating to securities held at July 31, 2014 was $1,208,582, which is comprised of Corporate Bonds & Notes of $113,436, Residential Mortgage-Backed Securities - Non-Agency of $638,475, Foreign Government Obligations of $379,548, Senior Loans of $(12,802) and Common Stock of $89,925.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Corporate bonds, residential mortgage backed securities, foreign government obligations, senior loans, and equity securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	September 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	September 19, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	September 19, 2014